Registration No. 333-81714

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549


                                    FORM N-6


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                      Pre-Effective Amendment No. ___________

                     Post-Effective Amendment No. _____7_____


                                     and/or


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                             Amendment No. __________

                        (Check appropriate box or boxes)

         Principal  Life Insurance Company Variable Life Separate Account
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)


                  Principal  Life Insurance Company
--------------------------------------------------------------------------------
                               (Name of Depositor)

          The Principal Financial Group, Des Moines, Iowa              50392
--------------------------------------------------------------------------------
  (Address of Depositor's Principal Executive Offices)               (Zip Code)


Depositor's Telephone Number, including Area Code   (515) 248-3842

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration


                                 Sarah J. Pitts
                     Principal Life Insurance Company
                          The Principal Financial Group
                             Des Moines, Iowa 50392-0300
                     (Name and Address of Agent for Service)
              Telephone Number, Including Area Code: (515) 247-5111

                   Please send copies of all communications to

                              John W. Blouch, Esq.
                               Dykema Gossett PLLC
                         Franklin Square, Suite 300 West
                               1300 I Street, N.W.
                            Washington, DC 20005-3306



It is proposed that this filing will become effective (check appropriate box)

        _____  immediately upon filing pursuant to paragraph (b) of Rule 485

        _____  on (date) pursuant to paragraph (b) of Rule 485

        _____  60 days after filing pursuant to paragraph (a)(1) of Rule 485

        __X__  on May 1, 2007 pursuant to paragraph (a)(1) of Rule 485

               If appropriate, check the following box:

        _____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                  PRINCIPAL EXECUTIVE VARIABLE UNIVERSAL LIFE

                    VARIABLE UNIVERSAL LIFE INSURANCE POLICY

     Issued by Principal Life Insurance Company (the "Company") through its

        Principal Life Insurance Company Variable Life Separate Account

                     This prospectus is dated May 1, 2007.


This prospectus describes a flexible variable universal life insurance policy offered by the Company. The Policy is for use by corporations, employers, trusts, associations, or similar entities. This Policy is designed for financing non-qualified executive deferred compensation plans, salary continuation plans, post employment benefits, or similar purposes.


As in the case of other life insurance policies, it may not be in your best interest to buy this Policy as a replacement for, or in addition to, existing insurance coverage. The Policy involves investment risk, including possible loss of principal.


This prospectus provides information that you should know before buying a Policy. It is accompanied by current prospectuses for the underlying mutual funds that are available as investment options under the Policy. Please read these prospectuses carefully and keep them for future reference.


The Securities and Exchange Commission ("SEC") has not approved or disapproved this security or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


Not all the benefits, programs, features and investment options described in this prospectus are available or approved for use in every state. This prospectus offers a Policy which may not be available in all states and is not an offer to sell or solicitation of an offer to buy the Policy in states in which the offer or solicitation may not be lawfully made. No person is authorized to give any information or to make any representation in connection with this Policy other than those contained in this prospectus.

TABLE OF CONTENTS


SUMMARY: BENEFITS AND RISKS .............................................

 Policy Benefits........................................................

 Death Benefits and Proceeds............................................

 Premium Payment Flexibility............................................

 Policy Values..........................................................

 Adjustment Options.....................................................

 Maturity Proceeds......................................................

 Policy Risks...........................................................

 Risks of Poor Investment Performance...................................

 Policy Termination (Lapse).............................................

 Limitations on Access to Surrender Value...............................

 Adverse Tax Consequences...............................................

 Risks of Underlying Mutual Funds.......................................

SUMMARY: FEE TABLES.....................................................

GLOSSARY................................................................

CORPORATE ORGANIZATION AND OPERATION....................................

 The Company............................................................

 Principal Life Insurance Company Variable Life Separate Account........

 The Funds..............................................................

CHARGES AND DEDUCTIONS..................................................

 Premium Expense Charge.................................................

 Monthly Policy Charge..................................................

 Underlying Mutual Fund Charges.........................................

GENERAL DESCRIPTION OF THE POLICY.......................................

 The Contract...........................................................

 Rights Under the Policy................................................

 Policy Limitations.....................................................

 Optional Insurance Benefits............................................

 Reservation of Rights..................................................

 Right to Exchange Policy...............................................

 Suicide................................................................

 Delay of Payments......................................................

PREMIUMS................................................................

 Payment of Premiums....................................................

 Premium Limitations....................................................

 Allocation of Premiums.................................................

DEATH BENEFITS AND POLICY VALUES........................................

 Death Proceeds.........................................................

 Death Benefit Option...................................................

 Change in Death Benefit Option.........................................

 IRS Definition of Life Insurance.......................................

 Maturity Proceeds......................................................

 Adjustment Options.....................................................

 Policy Values..........................................................

SURRENDERS AND PARTIAL SURRENDERS.......................................

 Surrenders.............................................................

 Examination Offer (Free-Look Provision)................................

LOANS...................................................................

 Policy Loans...........................................................

 Loan Account...........................................................

 Loan Payments..........................................................

POLICY TERMINATION AND REINSTATEMENT....................................

 Policy Termination (Lapse).............................................

 Reinstatement..........................................................

TAX ISSUES RELATED TO THE POLICY........................................

GENERAL PROVISIONS......................................................

 Frequent Trading and Market-Timing (Abusive Trading Practices).........

 Purchase Procedures....................................................

 Distribution of the Policy.............................................

 Payments to Financial Intermediaries...................................

 Service Arrangements and Compensation..................................

 Statement of Values....................................................

 Services Available via the Telephone...................................

 Misstatement of Age or Gender..........................................

 Non-Participating Policy...............................................

 Incontestability.......................................................

 Independent Registered Public Accounting Firm..........................

LEGAL PROCEEDINGS.......................................................

TABLE OF SEPARATE ACCOUNT DIVISIONS.....................................

APPENDIX A- TARGET PREMIUMS.............................................

APPENDIX B- ILLUSTRATIONS...............................................

APPENDIX C- APPLICABLE PERCENTAGES (for Life Insurance Definition Test).

APPENDIX D- EXCHANGE OFFER..............................................

ADDITIONAL INFORMATION..................................................

SUMMARY: BENEFITS AND RISKS


This is a brief summary of the Policy's features. More detailed information follows later in this prospectus.


POLICY BENEFITS

DEATH BENEFITS AND PROCEEDS
The Company guarantees to pay a death benefit for as long as the Policy is in force. The death proceeds are paid to the beneficiary(ies) when the insured dies. Death proceeds are calculated as of the date of death of the insured. The amount of the death proceeds is:
.. the death benefit plus interest (as explained in DEATH BENEFITS AND POLICY
  VALUES - Death Proceeds);
.. minus loan indebtedness;
.. minus any overdue monthly policy charges (Overdue monthly policy charges arise when a Policy is in a grace period and the net policy value is insufficient to cover the sum of the cost of insurance and of additional benefits provided by any rider plus other policy charges).

Death proceeds are paid in cash or applied under a benefit payment option. The Policy provides for three death benefit options. A death benefit option is elected on the application. Subject to certain conditions, the death benefit option may be changed after the Policy has been issued.


PREMIUM PAYMENT FLEXIBILITY
You may choose the amount and frequency of premium payments (subject to certain limitations).

POLICY VALUES
The policy value reflects your premium payments, partial surrenders, policy loans, policy expenses, interest credited to the fixed account, and the investment experience of the divisions. There is no guaranteed minimum division value.

Policy Loans
------------
A loan may be taken using the Policy as collateral. The maximum loan amount is 90% of the net policy value.

Full Surrender
--------------
The Policy may be surrendered and any net surrender value paid to the owner.

Partial Surrender
-----------------
On or after the first policy anniversary, a Policy may be partially surrendered and the proceeds paid to the owner. A transaction fee of $25 is imposed on each partial surrender after the second partial surrender in a policy year. The minimum amount for a partial surrender is $500.

ADJUSTMENT OPTIONS
The total face amount may be increased (unless the Policy is in a grace period) or decreased.

Total Face Amount Increase
--------------------------
The minimum amount of an increase is $10,000 and is subject to our underwriting guidelines in effect at the time the increase is requested.

Total Face Amount Decrease
--------------------------
On or after the first policy anniversary, a decrease in total face amount may be requested if the request does not decrease the total face amount below $100,000.

MATURITY PROCEEDS
If the insured is living on the maturity date, we will pay the owner an amount equal to the net surrender value unless the Extended Coverage rider is in effect. Maturity proceeds are paid in cash lump sum or applied under a benefit payment option. The Policy terminates on the maturity date.

POLICY RISKS

RISKS OF POOR INVESTMENT PERFORMANCE
Transaction costs and policy charges are among the reasons why the Policy is not intended to be a short-term savings vehicle. It is possible that investment performance could cause a loss of the entire amount allocated to the divisions. Without additional premium payments, investment in the fixed account or a death benefit guarantee rider, it is possible that no death benefit would be paid upon the insured's death.

NOTE: Each division invests in a corresponding underlying mutual fund. The underlying mutual funds are NOT available to the general public directly but are available only as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies and qualified plans. Some of the underlying mutual funds have been established by investment advisers that manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and of any underlying mutual fund may differ substantially.

POLICY TERMINATION (LAPSE)
On an ongoing basis, the Policy's net policy value must be sufficient to cover the monthly policy charges and any loan indebtedness. It is possible that poor investment performance could cause the Policy to lapse unless additional premiums are paid. When the Policy lapses, it terminates with no value and no longer provides any life insurance benefit upon the death of the insured.

If the cumulative death benefit guarantee premium requirement is met, the Policy will not terminate prior to the insured's attained age 85 even if the Policy's net policy value is insufficient to cover the monthly policy charge.


LIMITATIONS ON ACCESS TO SURRENDER VALUE
Partial Surrenders
------------------
.. The partial surrender may not be less than $500 and may not be greater than
  90% of the net policy value.
.. The policy value will be reduced by the amount of the partial surrender plus any transaction fee(s).
.. A transaction fee of $25 is imposed on each partial surrender after the second partial surrender in a policy year.

Full Surrenders
---------------
We will pay the net surrender value at the end of the valuation period during which we receive the surrender request.

ADVERSE TAX CONSEQUENCES
A full surrender or cancellation of the Policy by lapse or the maturity of the Policy on its maturity date may have adverse tax consequences. If the amount received by the policy owner plus any loan indebtedness exceeds the premiums paid into the Policy, then the excess generally will be treated as taxable income.

In certain employer-sponsored life insurance arrangements participants may be required to report for income tax purposes, one or more of the following:
.. the value each year of the life insurance protection provided;
.. an amount equal to any employer-paid premiums; or .. some or all of the amount by which the current value exceeds the employer's interest in the Policy.
Participants should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal adviser, to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.

RISKS OF UNDERLYING MUTUAL FUNDS
A comprehensive discussion of the risks of each underlying mutual fund may be found in the underlying mutual fund's prospectus. As with all mutual funds, as the value of an underlying mutual fund's assets rise or fall, the fund's share price changes. If you sell your units in a division (each of which invests in an underlying mutual fund) when their value is less than the price you paid, you will lose money.

Equity Funds
------------

The biggest risk is that the fund's returns may vary, and you could lose money. The equity funds are each designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment choices. The value of an underlying mutual fund's portfolio may decrease if the value of an individual company in the portfolio decreases. The value of an underlying mutual fund's portfolio could also decrease if the stock market goes down.

Income Funds
------------
A fundamental risk of fixed-income securities is that their value will fall if interest rates rise. Since the value of a fixed-income portfolio will generally decrease when interest rates rise, the underlying mutual fund's share price may likewise decrease. Another fundamental risk associated with fixed-income securities is credit risk, which is the risk that an issuer will be unable to make principal and interest payments when due.

International Funds
-------------------
The international underlying mutual funds have significant exposure to foreign markets. As a result, their returns and price per share may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country.

SUMMARY: FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time that you buy, surrender the Policy, or transfer cash value between investment options.

                              TRANSACTION FEES
-------------------------------------------------------------------------------
        CHARGE             WHEN CHARGE IS DEDUCTED         AMOUNT DEDUCTED
-------------------------------------------------------------------------------
 Maximum Sales Charge*   from each premium paid
 on premiums up to
 Target Premium -
  years 2-5 (after
  issue or adjustment)                                  7.00% of premium paid
 on premiums over
 Target Premium
  all years                                             none
 Taxes (federal,
 state, and local)       from each premium paid
  Guaranteed                                            3.45% of premium paid
  Current                                               3.25% of premium paid
-------------------------------------------------------------------------------
                         from each partial surrender
                         after the second               $25 per partial
 Transaction Fee         partial surrender in a         surrender
                         policy year

                         upon each unscheduled
                         transfer after the first
 Transfer Fees           unscheduled transfer in a
                         policy month.
  Guaranteed                                            $25 per unscheduled
                                                        transfer
  Current                                               none
-------------------------------------------------------------------------------


  *

     through year 1 (after issue or  4.50
     adjustment)                     % of premium paid up to the Target Premium
                                     for Policies with a policy date prior to
                                     April 1, 2007
                                     3.75% of premium paid up to the Target
                                     Premium for Policies with a policy date of
                                     April 1, 2007 and later**
     years 2 through 5 (after issue  7.00
     or adjustment)                  % of premium paid up to the Target Premium
     years 6 through 10 (after       3.00
     issue or adjustment)            % of premium paid up to the Target Premium
     more than 10 (after issue or
     adjustment)
      Guaranteed Maximum             3.00
                                     % of premium paid up to the Target Premium
      Current                        none
    **
     In states where approved, otherwise we apply the charge(s) in effect for
     Policies with a policy date prior to April 1, 2007.

     Sales Charge varies over time based on policy year premium paid:

The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including underlying mutual fund fees and expenses.

    PERIODIC CHARGES OTHER THAN UNDERLYING MUTUAL FUND OPERATING EXPENSES
-------------------------------------------------------------------------------
                          WHEN CHARGE
        CHARGE            IS DEDUCTED               AMOUNT DEDUCTED
-------------------------------------------------------------------------------
 Cost of Insurance:*        monthly
 Guaranteed Minimum                       $0.08 per $1,000 of net amount at
                                          risk
 Maximum                                  $83.33 per $1,000 of net amount at
                                          risk
 Current Charge for                       $0.01 per $1,000 of net amount at
 Representative                           risk
 Insured**
-------------------------------------------------------------------------------
 Asset Based Charge:        monthly
 Current                                  Policies with a policy date prior to
                                          April 1, 2007, 0.30% of division
                                          values per year
                                          Policies with a policy date April 1,
                                          2007 and later ***, 0.20% of division
                                          values per year
-------------------------------------------------------------------------------
 Supplemental Benefit
 Rider                      monthly
 Guaranteed Minimum                       $0.08 of net amount at risk
 Guaranteed Maximum                       $83.33 of net amount at risk
 Current Charge for
 Representative                           $0.01 of net amount at risk
 Insured**
-------------------------------------------------------------------------------
 Max Policy loan
 interest (applies
 only if a policy loan     annually
 is outstanding)        (accrued daily)
  policy years 1-10                       1.0% of loan balance per year (the
                                          difference between the interest
                                          charged on the loan balance and the
                                          interest credited to the loan
                                          account)
  after policy year 10                    Policies with a policy date prior to
                                          April 1, 2007, 0.3% of loan balance
                                          per year (the difference between the
                                          interest charged on the loan balance
                                          and the interest credited to the loan
                                          account)
                                          Policies with a policy date April 1,
                                          2007 and later ***, 0.2% of loan
                                          balance per year (the difference
                                          between the interest charged on the
                                          loan balance and the interest
                                          credited to the loan account)
-------------------------------------------------------------------------------

    * The cost of insurance rate at issue and for any underwritten total face amount increase is based on the gender, issue age and age at adjustment, duration since issue and since adjustment, smoking status, and risk classification of the insured. The charge shown in the table may not be representative of the charge that a particular policy owner will pay. Typically, cost of insurance rates are lower for insureds who: are non-smokers; have a risk classification of preferred; are younger; and are fully underwritten. You may obtain more information about the particular cost of insurance charge that would apply to you from your registered representative or by phoning 1-800-247-9988.

    ** Representative Insured is a 45-year old male with a risk classification of preferred non-smoker.

    *** In states where approved, otherwise we apply the charge(s) in effect for Policies with a policy date prior to April 1, 2007.


The next table shows the minimum and maximum fees and expenses charged by any of the underlying mutual funds that you may pay periodically during the time that you own the Policy. More detail concerning the fees and expenses of each underlying mutual fund is contained in the prospectus for each underlying mutual fund.


Annual Underlying Mutual Fund Operating Expenses as of December 31, 2006.

                                                                           MINIMUM        MAXIMUM
-----------------------------------------------------------------------------------------------------
Total annual underlying mutual fund operating expenses (expenses that                  XXX
are deducted from underlying mutual fund assets, including management           %      %
fees, distribution and/or service (12b-1) fees, and other expenses)
-----------------------------------------------------------------------------------------------------

The following table shows the fees and expenses (before waiver or reimbursement) charged by each underlying mutual fund for the fiscal year ended December 31, 2006.

                                                                    ACQUIRED
                                                                      FUND
                                                                  ("UNDERLYING
                                                                     FUND")              TOTAL                      CONTRACTUAL
                           MANAGEMENT       12B-1        OTHER      FEES AND             GROSS                          NET
 UNDERLYING MUTUAL FUNDS      FEES        FEES/(1)/     EXPENSES    EXPENSES        EXPENSES/(//2)/                   EXPENSES
 -----------------------   ----------     ---------     --------  ------------      ---------------                 -----------
 AIM V.I. Capital
 Appreciation - Series I
 Shares                        %                   N/A      %                                        %/(3)(4)/
 AIM V.I. Core Equity
 Fund - Series I Shares                            N/A            /                                    (//3)(//4)//(5)/    /
 AIM V.I. Dynamics Fund -
 Series I Shares                                   N/A                                                  (3)//(6)/
 AIM V.I. Global Health
 Care Fund - Series I
 Shares                                            N/A            /                                     (3)//(6)/          /
 AIM V.I. International
 Growth Fund - Series I
 Shares                                            N/A                                                  (3)/
 AIM V.I. Mid Cap Core
 Equity - Series II
 Shares                                                                                                 (3)/
 AIM V.I. SmallCap Equity
 Fund - Series I                                   N/A            /                                                     (//6//)(//7/
 AIM V.I. Technology Fund
 - Series I Shares                                 N/A                                                  (3)/
 American Century VP
 Income & Growth - Class
 II                                                                                                    (//8//)/
 American Century VP
 International - Class II                                                                              (//8//)/
 American Century VP Mid
 Cap Value - Class II
 American Century VP
 Ultra - Class II                                                                                      (//8//)/
 American Century VP
 Value - Class II                                                                                      (//8//)/
 American Century VP
 Vista - Class II
 Dreyfus IP Core Value -
 Service Class                                                                                         (//9//)/
 Dreyfus Socially
 Responsible Growth -
 Service Class
 Dreyfus VIF Appreciation
 - Service Class
 Dreyfus VIF Developing
 Leaders - Service Class
 Dreyfus VIF Quality Bond
 - Service Class                                                                                        (9)/
 Fidelity VIP Asset
 Manager - Service Class
 2                                                                                                     (//10//)/
 Fidelity VIP Contrafund
 - Service Class 2                                                                                     (//10//)/
 Fidelity VIP
 Equity-Income - Service
 Class 2                                                                                               (//10//)/
 Fidelity VIP Growth -
 Service Class 2                                                                                       (//10//)/
 Fidelity VIP High Income
 - Service Class 2
 Fidelity VIP Mid Cap -
 Service Class 2                                                                                       (//10//)/
 Franklin Templeton VIP
 Trust Income Securities
 Fund - Class 2                                                                                         (//11//)(//1//2//)
 Franklin Templeton VIP
 Trust Mutual Discovery
 Securities Fund - Class
 2                                                                                                      (//11//)/
 Franklin Templeton VIP
 Trust Mutual Shares
 Securities Fund
 - Class 2                                                                                              (//11//)/
 Franklin Templeton VIP
 Trust Rising Dividends
 Securities
 Fund - Class 2                                                                                         (//11//)(//1//2//)
 Franklin Templeton VIP
 Trust Small Cap Value
 Securities
 Fund - Class 2                                                                                         (//11//)/
 Franklin Templeton
 Foreign Securities Fund
 - Class 2
 Goldman Sachs VIT
 Structured Small Cap
 Equity                                            N/A                                                                    0.75/(1//3
 Janus Aspen Series
 Balanced Portfolio -
 Service Shares
 Janus Aspen Series
 Flexible Bond Portfolio
 - Service Shares
 Janus Aspen Series Core
 Equity Portfolio -
 Service Shares                                                   /                                                       1.46/(1//4
 Janus Aspen
 International Growth -
 Service Shares
 Janus Aspen Series Mid
 Cap Growth Portfolio -
 Service Shares
 Janus Aspen Series
 Worldwide Growth
 Portfolio -
 Service Shares                                                                                         (1//5//)/
 JP Morgan Bond Series
 Trust II - Bond
 Portfolio                                         N/A                                                  (1//6//)/
 JP Morgan Small Company
 Series Trust II -
 Small Company Portfolio                           N/A                                                  (1//6//)/
 MFS VIT Emerging Growth
 Series - Service Class                                                                                 (//1//7//)/
 MFS VIT Global Equity -
 Service Class                                                    /                                                       1.40/(18)/
 MFS VIT MidCap Growth
 Series - Service Class                                                                                 (//1//7//)/
 MFS VIT New Discovery
 Series - Service Class                                                                                 (//1//7//)/
 MFS VIT Research
 International Series -
 Service Class
 MFS VIT Value Series -
 Service Class                                                    /                                     (//1//7//)/       1.15/(1//8
 Neuberger Berman AMT
 Fasciano Portfolio - S
 Class                                                            /                                                       1.40/(19)/
 Neuberger Berman AMT
 Guardian Portfolio -
 Class I                                           N/A
 Neuberger Berman AMT
 Partners Portfolio - I
 Class                                             N/A
 Principal VCF Bond,
 Class 1                                           N/A
 Principal VCF Capital
 Value, Class 1                                    N/A
 Principal VCF
 Diversified
 International, Class 1                            N/A                                                  (//1//7)/
 Principal VCF Equity
 Growth, Class 1                                   N/A
 Principal VCF Government
 & High Quality Bond,
 Class 1                                           N/A
 Principal VCF Growth,
 Class 1                                           N/A
 Principal VCF
 International Emerging
 Markets, Class 1                                  N/A
 Principal VCF
 International SmallCap,
 Class 1                                           N/A                                                  (//20//)/
 Principal VCF LargeCap
 Blend, Class 1                                    N/A
 Principal VCF LargeCap
 Value, Class 1                                    N/A
 Principal VCF MidCap,
 Class 1                                           N/A
 Principal VCF MidCap
 Growth, Class 1                                   N/A
 Principal VCF MidCap
 Value, Class 1                                    N/A
 Principal VCF Money
 Market, Class 1                                   N/A
 Principal VCF Principal
 LifeTime 2010, Class 1                            N/A                                                                    0.16/(//21
 Principal VCF Principal
 LifeTime 2020, Class 1                            N/A                                                                    0.13/(//21
 Principal VCF Principal
 LifeTime 2030, Class 1                            N/A                                                                    0.16/(//21
 Principal VCF Principal
 LifeTime 2040, Class 1                            N/A                                                                    0.13/(//21
 Principal VCF Principal
 LifeTime 2050, Class 1                            N/A                                                                    0.12/(//21
 Principal VCF Principal
 LifeTime Strategic
 Income, Class 1                                   N/A                                                                    0.14/(//21
 Principal VCF Real
 Estate Securities, Class
 1                                                 N/A
 Principal VCF Short-Term
 Bond, Class 1                                     N/A
 Principal VCF SmallCap,
 Class 1                                           N/A
 Principal VCF SmallCap
 Growth, Class 1                                   N/A
 Principal VCF SmallCap
 Value, Class 1                                    N/A
 Principal VCF Strategic
 Asset Management
 Balanced
 Portfolio, Class 1
 Principal VCF Strategic
 Asset Management
 Conservative
 Balanced Portfolio,
 Class 1
 Principal VCF Strategic
 Asset Management
 Conservative
 Growth Portfolio, Class
 1
 Principal VCF Strategic
 Asset Management
 Flexible Income
 Portfolio, Class 1
 Principal Strategic
 Asset Management
 Strategic Growth
 Portfolio, Class 1
 Putnam VT Growth &
 Income Fund - Class IB
 Putnam VT International
 Equity Fund - Class IB
 Putnam VT Voyager Fund -
 Class IB
 Summit Russell 2000
 Small Cap Index - Class
 F
 T. Rowe Price Equity
 Income Portfolio - II                                    N/A
 Templeton Developing
 Markets Securtiies -
 Class 2
 Vanguard VIF Balanced
 Portfolio
 Vanguard VIF Equity
 Index Portfolio
 Vanguard VIF MidCap
 Index Portfolio
 Wells Fargo Advantage VT
 Asset Allocation Fund                                            /                                                       1.00/(//22
 Wells Fargo Advantage VT
 Equity Income Fund                                               /                                                       1.00/(//22
 Wells Fargo Advantage VT
 Large Company Growth
 Fund                                                             /                                                       1.00/(//22

/ //(1)/ Because the 12b-1 fee is charged as an ongoing fee, over time the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

/ //(2)/ The Company and Princor Financial Services Corporation may receive a portion of the underlying fund expenses for record keeping, marketing and distribution services.
/ //(3)/ The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I and Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.30% for Series I and 1.45% for Series II of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the 1.30% cap: (i) interest; (ii) taxes; (iii) dividend expense on short sales;
 (iv) extraordinary items (v) expenses related to a merger or reorganization, as approved by the fund's board of trustees and (vii) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect through April 30, 2007.
/ //(4)/ As a result of a reorganization of another fund into the fund, which will occur on or about May 1, 2006 for AIM V.I. Capital Appreciation Fund and AIM V.I. Core Equity Fund, the fund's Total annual operating expenses have been restated to reflect such reorganization.
/ //(5)/ Effective upon the closing of the Reorganization which will occur on or about May 1, 2006, the advisor for AIM V.I. Core Equity fund has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (subject to the same exclusions discussed above in Note 3) of Series I shares to 0.91% of average daily net assets. The expense limitation agreement is in effect through April 30, 2007.
/ //(6)/ Effective January 1, 2005 through June 30, 2006, the advisor has contractually agreed to waive a portion of its advisory fees. The fee waiver reflects this agreement.
/ //(7)/ Effective July 1, 2006, the fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (subject to the same exclusions discussed above in Note 3) of Series I shares to 1.20% of average daily net assets. The fee waiver has been restated to reflect this agreement. This limitation agreement is in effect through April 30, 2007.
/ //(8)/ The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases a s the fund's assets increase and increases as the fund's assets decrease.
/ //(9)/ The Dreyfus Corporation has agreed, until December 31, 2006, to waive receipt of its fees and/or assume the expenses of the portfolio so that the expenses (excluding taxes, brokerage commissions, extraordinary expenses, interest expenses and commitment fees on borrowings) do not exceed: Core Value
 1.00 of 1%; Founders Growth 1.00 of 1%; Founders Discovery 1.08 of 1% until July 31, 2006. The Dreyfus Corporation has agreed to waive receipt of a portion of the Quality Bond Portfolio management fee, in the amount of 0.15 of 1% of the value of the portfolio's daily net assets, until June 30, 2006.
/ //(10)/ A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. Including this reduction, the total class operating expenses would have been VIP Asset Manager 0.89%; VIP Contrafund 0.89%; VIP Equity-Income 0.80%; VIP Growth 0.88%; and VIP Mid Cap 0.89%. These offsets may be discontinued at any time.
/ //(11)/ Franklin Templeton has stated while the maximum amount payable under the Fund's class rule 12b-1 plan is 0.35% per year of the Fund's average annual net assets, the Board has set the current rate at 0.25% per year.
/ //(12)/ The Fund administration fee is paid indirectly through the management fee.
/ //(13)/ Effective July 1, 2005, Goldman Sachs, has voluntarily agreed to waive a portion of its management fee equal to 0.02% of the Fund's average daily net assets. Goldman Sachs has entered into the following fee reduction commitment for the Funds which was implemented on a voluntary basis beginning July 1, 2005 and on a contractual basis as of the date of this Prospectus equal to 0.75% Management fee annual rate on the first $2 billion in average daily net assets and 0.68% Management fee annual over $2 billion in average daily net assets. Prior to July 1, 2005, the Funds' Management fees as an annual percentage of average daily net assets was the rate noted as "Contractual management Fee" in the table above.
/ //(14)/ Janus Capital has contractually agreed to waive management fees and other expenses to the extent necessary so that total operating expenses (excluding the distribution and shareholder servicing fee, brokerage commissions, interest, taxes and extraordinary expenses) to certain levels until at least May 1, 2007.
/ //(15)/ Effective February 1, 2006 the Worldwide Growth Portfolio's investment advisory fee rate changed from a fixed rate to a rate that adjusts upward or downward based upon the Portfolio's performance relative to its benchmark index. This change will not impact the investment advisory fee shown until one year after the effective date when the performance adjustment takes effect. Details discussing the performance fees are included in the Management Expenses section of the Janus Aspen Series Prospectus with further description included in the Statement of Additional Information.
/ //(16)/ Reflects a written agreement pursuant to which JPMorgan Funds
 Management, Inc. agrees that it will reimburse the Portfolio to the extent total annual operating expenses of the Portfolio's Shares (excluding interest, taxes and extraordinary expenses) exceed 0.75% for Bond Portfolio and 1.15% for Small Company Portfolio of its average daily net assets through 4/30/07. In addition, the Portfolio's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.
/ //(17)/ An expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent, and may have entered into brokerage arrangements, that reduced or recaptured series' expenses. Any such expense reductions are not reflected in the table. Had these expense reductions been taken into account, "Net Expenses" would be lower.
/ //(18)/ MFS has contractually agreed to bear the series' expenses such that "Other Expenses" (determined without giving effect to the expense reduction arrangements described above),do not exceed 0.15% annually. This expense limitation arrangement excludes management fees, taxes, extraordinary expenses, brokerage and transaction costs and expenses associated with the series' investing activities. This contractual fee arrangement will continue until at least April 30, 2007, unless earlier terminated or revised with the consent of the Board of Trustees which oversees the series.
/ //(19) /Neuberger Berman Management, Inc. (NBMI) has contractually agreed to reimburse certain expenses of the Fund through December 31, 2009, so that the total annual operating expenses are limited to 1.40% of the Fund's average daily net asset value. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The Fund has agreed to repay NBMI for expenses reimbursed to the Fund provided that repayment does not cause the Fund's annual operating expenses to exceed its expense limitation. Any such repayment must be made within three years after the year in which NBMI incurred the expense.
/ //(20)/ Expense ratio without custodian credits.
/ //(21)/ Principal Management Corporation voluntarily agreed to reimburse total
 Account operating expenses of the Principal LifeTime Accounts from January 1, 2005 through November 20, 2005. Beginning November 21, 2005 Principal Management Corporation has contractually agreed to reimburse the operating expenses so that the total Account operating expenses will not be greater than 0.16% for Principal LifeTime 2010 Account; 0.13% for Principal LifeTime 2020 Account; 0.16% for Principal LifeTime 2030 Account; 0.13% for Principal LifeTime 2040 Account; 0.12% for Principal LifeTime 2050 Account and 0.14% for Principal LifeTime Strategic Income Account through April 30, 2007. The Manager may choose not to continue this arrangement after April 30, 2007.

 The Principal Variable Contracts Fund, Inc. - Principal LifeTime Accounts are designed to provide diversification and asset allocation across several types of investments and asset classes by investing in underlying funds. Therefore, in addition to the expense of the Principal LifeTime Accounts, a shareholder will be indirectly paying a proportionate share of the applicable fees and expenses of the underlying fund expenses. As of December 31, 2005, the operating expenses of the underlying funds ranged from 0.38% to 1.13%. These expenses are not included in the table above. Based on the assets as of December 31, 2005, the weighted average of the total account operating expenses of the underlying funds are as follows:

       Principal LifeTime
       2010                     0.64%     Principal LifeTime 2040          %
       Principal LifeTime
       2020                               Principal LifeTime 2050
       Principal LifeTime                 Principal LifeTime
       2030                     0.70      Strategic Income


/ //(22)/ Wells Fargo has implemented a breakpoint schedule for the Funds' management fees. The management fees charged to the Funds will decline as a Fund's assets grow and will continue to be based on a percentage of the Fund's average daily net assets. Other expenses may include expenses payable to affiliates of Wells Fargo & Company. Wells Fargo has committed through April 30, 2007 to contractually waive fees and/or reimburse expenses to the extent necessary to maintain each Fund's net operating expense ratio shown.

//GLOSSARY


ADJUSTMENT - change to the Policy resulting from an increase or decrease in total face amount or a change in: smoking status; death benefit option; rating or riders.


ADJUSTMENT DATE - the monthly date on or next following the Company's approval of a requested adjustment.


ATTAINED AGE - the insured's issue age plus the number of full policy years since the policy date.


BUSINESS DAY - any date that the New York Stock Exchange ("NYSE") is open for trading and trading is not restricted.


CUMULATIVE DEATH BENEFIT GUARANTEE PREMIUM - a premium which is required to be paid in order to guarantee that the Policy will not lapse for a specific number of years.


DIVISION - a part of the Separate Account which invests in shares of a corresponding mutual fund.


EFFECTIVE DATE - the date on which all requirements, including initial premium, for issuance of a policy have been satisfied.


FACE AMOUNT - life insurance coverage amount. It is referred to as the total face amount.


FIXED ACCOUNT - that part of the Policy value that is not in the divisions or the loan account.


GENERAL ACCOUNT - assets of the Company other than those allocated to any of our Separate Accounts.


INSURED - the person named as the "insured" on the most recent application for the Policy. The insured may or may not be the owner.


LOAN ACCOUNT - that part of the policy value in the Policy that reflects the total loan indebtedness.


LOAN INDEBTEDNESS - the amount of any policy loan and unpaid loan interest.


MATURITY DATE - the policy anniversary when the insured's attained age is 100.


MONTHLY DATE - the day of the month which is the same day as the policy date.

     Example: If the policy date is September 5, 2005, the first monthly date is October 5, 2005.

MONTHLY POLICY CHARGE - the amount subtracted from the policy value on each monthly date equal to the sum of the cost of insurance and the cost of additional benefits provided by any rider plus the asset based charge in effect on the monthly date.


NET AMOUNT AT RISK - the amount upon which cost of insurance charges are based. It is the result of:

  . the death benefit (as described in the Policy) at the beginning of the policy month, divided by 1.0024663; minus
  . the policy value at the beginning of the policy month calculated as if the monthly policy charge was zero.

NET POLICY VALUE - the policy value minus any loan indebtedness.


NET PREMIUM - the gross premium less the deductions for the premium expense charge. It is the amount of premium allocated to the divisions and/or the fixed account.


NET SURRENDER VALUE - surrender value minus any loan indebtedness.


NOTICE - any form of communication received in our service office which provides the information we need which may be in writing sent to us by mail or another manner that we approve in advance.


OWNER - the party which owns all the rights and privileges of this Policy.

POLICY DATE - the date from which monthly dates, policy years, and policy anniversaries are determined; the policy date may not be in the future and will never be the 29th, 30th, or 31st of any month.


POLICY FACE AMOUNT - the insurance benefit provided by the Policy without any riders.


POLICY MONTH - any one-month period beginning on the monthly date.
     Example: The monthly date is May 5, 2005; the first policy month ends on June 4, 2005.

POLICY VALUE - the sum of the values in the divisions, the fixed account, and the loan account.


POLICY YEAR - the one-year period beginning on the policy date and ending one day before the policy anniversary and any subsequent one year period beginning on a policy anniversary.
     Example: If the policy date is September 5, 2005, the first policy year ends on September 4, 2006. The first policy anniversary falls on September 5, 2006.

PREMIUM EXPENSE CHARGE - the charge deducted from premium payments to cover a sales charge and state, local, and federal taxes.


PRORATED BASIS - in the proportion that the value of a particular division or the fixed account bears to the total value of all divisions and the fixed account.


SERVICE OFFICE - Principal Financial Group Service Center
          P.O. Box 9296
          Des Moines, Iowa 50306-9296
          Phone: 1-800-247-9988
          Fax:1-515-235-9720

SURRENDER VALUE - policy value plus any value provided by a rider benefit.


TARGET PREMIUM - a premium amount which is used to determine any applicable premium expense charge. Target premiums are provided in Appendix A.


TOTAL FACE AMOUNT - policy face amount plus face amount of the supplemental benefit rider, if any.


UNDERLYING MUTUAL FUND - a registered open-end investment company, or a separate investment account or portfolio thereof, in which a division invests.


UNIT - the accounting measure used to calculate the value of each division.


VALUATION PERIOD - the period begins at the close of normal trading on the NYSE, generally 4:00 p.m. E.T. on each business day and ends at the close of normal trading of the NYSE on the next business day.


WRITTEN REQUEST - actual delivery to the Company or the service office of a written notice or request, signed and dated, on a form we supply or approve.


YOU - the owner of the Policy.

CORPORATE ORGANIZATION AND OPERATION


THE COMPANY
The Company is a stock life insurance company with its home office at: Principal Financial Group, Des Moines, Iowa 50306. It is authorized to transact life and annuity business in all of the United States and the District of Columbia. The Company is a wholly owned subsidiary of Principal Financial Services, Inc., which in turn, is a directly wholly owned subsidiary of Principal Financial Group, Inc.

On June 24, 1879, the Company was incorporated under Iowa law as a mutual life insurance company named Bankers Life Association. It changed its name to Bankers Life Company in 1911 and then to Principal Mutual Life Insurance Company in 1986. The name change to Principal Life Insurance Company and reorganization into a mutual holding company structure took place July 1, 1998. Effective October 26, 2001, Principal Mutual Holding Company converted to a stock company and Principal Financial Group, Inc. completed its initial public offering.


PRINCIPAL LIFE INSURANCE COMPANY VARIABLE LIFE SEPARATE ACCOUNT
The Separate Account was established under Iowa law on November 2, 1987. It was then registered as a unit investment trust with the SEC. This registration does not involve SEC supervision of the investments or investment policies of the Separate Account.

The income, gains, and losses, whether or not realized, credited to or charged against the Separate Account, reflect the Separate Account's own investment experience and not the investment experience of the Company's other assets. Assets of the Separate Account may not be used to pay any liabilities of the Company other than those arising from the policies funded by the Separate Account. The Company is obligated to pay all amounts promised to Policy owners under the Policy.


THE FUNDS
The assets of each division of the Separate Account invest in a corresponding underlying mutual fund. The Company purchases and sells fund shares for the Separate Account at their net asset value. The assets of each division are separate from the others. A division's performance has no effect on the investment performance of any other division.

The funds are mutual funds registered under the Investment Company Act of 1940 as open-end management investment companies. A full description of the funds, their investment objectives, policies and restrictions, charges and expenses and other operational information is contained in the attached prospectuses (which should be read carefully before investing). ADDITIONAL COPIES OF THESE DOCUMENTS ARE AVAILABLE WITHOUT CHARGE FROM A SALES REPRESENTATIVE OR OUR SERVICE OFFICE (1-800-247-9988).


The Table of Separate Account Divisions later in this prospectus contains a brief summary of the investment objectives of, and sub-advisor for, each division.

New divisions may be added and made available. Divisions may also be eliminated from the Separate Account following SEC approval.

Deletion or Substitution of Investments
---------------------------------------
We reserve the right to make certain changes if, in our judgement, they best serve your interests or are appropriate in carrying out the purpose of the Policy. Any changes are made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain your approval of the changes and approval from any appropriate regulatory authority. Approvals may not be required in all cases. Examples of the changes we may make include:
.. transfer assets in any division to another division;
.. add, combine or eliminate divisions; or .. substitute the shares of a division for shares in another division:
  . if shares of a division are no longer available for investment; or . if in our judgement, investment in a division becomes inappropriate considering the purposes of the division.

If we eliminate or combine existing divisions or transfer assets from one division to another, you may change allocation percentages and transfer any value in an affected division to another division(s) without charge. You may exercise this exchange privilege until the later of 60 days after a) the effective date of the change, or b) the date you receive notice of the options available. You may only exercise this right if you have an interest in the affected division(s).


THE FIXED ACCOUNT
The fixed account is a part of our general account. Because of exemptions and exclusions contained in the Securities Act of 1933 and the Investment Company Act of 1940, the fixed account, and any interest in it, is not subject to the provisions of these acts. As a result the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. However, disclosures relating to it are subject to generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. You may obtain more information regarding the fixed account from your sales representative.

Our obligations with respect to the fixed account are supported by our general account. Subject to applicable law, we have sole discretion over the investment of assets in the general account.


We guarantee that the fixed account value accrues interest daily at an effective annual rate of 3% compounded annually. We may, in our sole discretion, credit interest at a higher rate.


Our underwriting guidelines prohibit fixed account values in related policies* to exceed $20 million without our prior approval. In addition, without our prior approval, in each calendar year no more than $5 million of net premium payment allocations and/or transfers to the fixed account may be made by related policies. In the absence of your instructions, we will refund the premium payment and/or reject the transfer instructions which would otherwise cause these limited to be exceeded.
  * Related policies are those owned and/or sponsored by a single entity (for example, the employer of the insureds). We determine what policies are related.

  * We reserve the right to limit premium payments and/or transfers allocated to the fixed account.


Voting Rights
-------------
We vote division shares at shareholder meetings of the underlying mutual funds. We follow the voting instructions received from people having the voting interest in the division shares.

You have a voting interest under a Policy. You have one vote for each $100 of policy value in the division(s). Fractional votes are allocated for amounts less than $100. The number of votes on which you have the right to instruct us is determined as of a date established by the mutual fund for setting the shareholders eligible to vote.


According to procedures adopted by the mutual fund, voting instructions are solicited by a written proxy statement before a shareholder meeting. We vote other underlying mutual fund shares, for which no voting instructions are received, in the same proportion as the shares for which we receive voting instructions. Underlying mutual fund shares held in our general account are voted in proportion to instructions that are received with respect to the participating contracts.


If we determine, under applicable law, that underlying mutual fund shares need not be voted according to the instructions received, we may vote underlying mutual fund shares held in the Separate Account in our own right.


We may, when required by state insurance regulatory authorities, disregard voting instructions. This may be done if the instructions would require shares to be voted to:
.. change a subclassification or investment objective of the underlying mutual fund;
.. disapprove an investment advisory contract of the underlying mutual fund; or .. approve changes initiated by an owner in the investment policy or investment advisor of the underlying mutual fund if we reasonably disapprove of the changes. The change would be disapproved only if:
  . the proposed change is contrary to state law;
  . prohibited by state regulatory authorities; or . we determine the change is inconsistent with the investment objectives of the mutual fund.

CHARGES AND DEDUCTIONS


We make certain charges and deductions to support operation of the Policy and the Separate Account. Some charges are deducted from premium payments when they are received. Other charges are deducted on a monthly basis while others are deducted at the time a Policy is surrendered or terminated.


PREMIUM EXPENSE CHARGE (SALES CHARGE AND TAXES)
When we receive your premium payment, we deduct a premium expense charge.

For Policies with a policy date prior to April 1, 2007:

                   CURRENT PREMIUM EXPENSE CHARGE (AS A % OF PREMIUM PAID)*
                   -----------------------------------
 YEARS SINCE ISSUE OR ADJUSTMENT   SALES CHARGE**  STATE AND LOCAL TAXES  FEDERAL TAXES   TOTAL
 -------------------------------   --------------  ---------------------  -------------   -----
 through 1                               4.50%             2.00%              1.25%        7.75%
 2 through 5                             7.00              2.00               1.25        10.25
 6 through 10                            3.00              2.00               1.25         6.25
 more than 10                         none***              2.00               1.25         3.25


For Policies with a policy date April 1, 2007 and later****:

                   CURRENT PREMIUM EXPENSE CHARGE (AS A % OF PREMIUM PAID)*
                   -----------------------------------
 YEARS SINCE ISSUE OR ADJUSTMENT   SALES CHARGE**  STATE AND LOCAL TAXES  FEDERAL TAXES   TOTAL
 -------------------------------   --------------  ---------------------  -------------   -----
 through 1                                                 2.00%              1.25%        7.00%
 2 through 5                             7.00              2.00               1.25        10.25
 6 through 10                            3.00              2.00               1.25         6.25
 more than 10                         none***              2.00               1.25         3.25

    * Deducted from premiums paid in each period. The premium expense charge also applies to premiums attributable to a face amount increase.
    ** Assessed against premiums up to target premium. No sales charge on premiums in excess of target premium.
    *** Currently there is no charge. We reserve the right to impose a sales charge of up to a guaranteed maximum charge of 3.0% of premiums paid which are less than or equal to target premiums.
    **** In states where approved, otherwise we apply the charge(s) in effect for Policies with a policy date prior to April 1, 2007.

The actual taxes we pay vary from state to state. The expense charge is based upon the average tax rate we expect to pay nationwide, the premiums we receive from all states and other expense assumptions. The rate for a particular Policy does not necessarily reflect the actual tax costs applicable to that Policy. The sales load is intended to pay us for distribution expenses, including commissions paid to sales representatives, printing of prospectuses and sales literature, and advertising.


Target Premium
--------------
The target premium is based on the gender, if applicable, age and risk classification of the insured (see APPENDIX A- TARGET PREMIUM). The target premium is a calculated premium amount used to determine the premium expense change. The target premium is not required to be paid.

MONTHLY POLICY CHARGE
The monthly policy charge is made up of:
.. a charge for the cost of insurance;
.. an asset based charge; and
.. any charge for an optional insurance benefit added by rider(s).

On the policy date and each monthly date thereafter, we deduct the charge from your policy value. The deduction is made using your current monthly policy charge allocation percentages. Your allocation percentages may be:
.. the same as allocation percentages for premium payments;
.. determined on a prorated basis; or
.. determined by any other allocation method upon which we agree.

If you do not designate monthly policy charge allocation percentages, they will be the same as the allocation percentages for premium payments. The total of the allocation percentages must equal 100. Allocation percentages may be changed without charge. A request for an allocation change is effective on the next monthly date. If we cannot follow your instructions because of insufficient value in any division and/or the fixed account, the monthly policy charge is deducted on a prorated basis.


COST OF INSURANCE CHARGE
This charge compensates us for providing insurance protection under the Policy.

The monthly cost of insurance charge is (a) multiplied by (b) where:
    (a) is the cost of insurance rate (described below) divided by 1,000; and
    (b) is the net amount at risk.

The net amount at risk is the difference between the death benefit and the policy value. The lower the policy value, the higher the net amount at risk thus higher cost of insurance charges. The net amount at risk is affected by investment performance, policy loans, payment of premiums and charges under the Policy, death benefit option chosen, partial surrenders, and adjustments to the face amount.

Different cost of insurance rates may apply to policy face amount increases and to supplemental benefit riders. The cost of insurance for the increase is based on the insured's gender*, issue age, duration since issue, smoking status, and risk classification at the time of the increase. The guaranteed maximum cost of insurance rate for the increase is based on the insured's gender*, attained age, and risk classification at the time of the increase.
  * The cost of insurance rate for Policies issued in states which require unisex pricing or in connection with employment related insurance and benefit plans is not based on the gender of the insured.


Groups and persons buying Policies under a sponsored arrangement may apply for flexible underwriting. If flexible underwriting is granted, the cost of insurance charge may increase because of higher anticipated mortality experience. Flexible underwriting programs currently available include: batch underwriting, simplified issue underwriting, and guaranteed issue underwriting.


Special underwriting programs are offered that provide simplified underwriting. The cost of insurance rates for healthy individuals are greater under simplified underwriting than on Policies subjected to full underwriting.


ASSET BASED CHARGE
The asset based charge compensates us for distribution and administrative expenses.
  . For Policies with a policy date prior to April 1, 2007, each month, we deduct an asset based charge at an annual rate of 0.30% of the division values.
  . For Policies with a policy date April 1, 2007 and later*, each month, we deduct an asset based charge at an annual rate of 0.20% of the division values.
We reserve the right to increase the annual rate but guarantee that the maximum annual rate will not exceed 0.60% of the division values. If we increase the annual rate, the increase will only apply to policies issued on or after the date of the increase.
  * In states where approved, otherwise we apply the charge(s) in effect for Policies with a policy date prior to April 1, 2007.


UNDERLYING MUTUAL FUND CHARGES
The assets of each division are used to purchase shares in a corresponding mutual fund at net asset value. The net asset value of the mutual fund reflects management fees and operating expenses already deducted from the assets of the mutual fund. Current management fees and operating expenses for a mutual fund are shown in the prospectus for the underlying mutual fund.

GENERAL DESCRIPTION OF THE POLICY


THE CONTRACT
The entire contract is made up of applications, amendments, riders and endorsements attached to the Policy, current data pages, copies of any supplemental applications, amendments, endorsements and revised data pages which are mailed to you. No statement, unless made in an application, is used to void a Policy (or void an adjustment in the case of an adjustment application). Only our corporate officers can agree to change or waive any provisions of a Policy. Any change or waiver must be in writing and signed by an officer of the Company.

The descriptions that follow are based on provisions of the Policy offered by this prospectus.


RIGHTS UNDER THE POLICY
Ownership
---------
Unless changed, the owner is as named in the application. The owner may exercise every right and privilege of the Policy, subject to the rights of any irrevocable beneficiary(ies) and any assignee(s).

All rights and privileges of ownership of a Policy end if death proceeds are paid, upon the maturity date, if the Policy is surrendered or if the grace period ends without our receiving the payment required to keep the Policy in force.


If an owner dies before the Policy terminates, the surviving owner(s), if any, succeeds to that person's ownership interest, unless otherwise specified. If all owners die before the Policy terminates, ownership of the Policy passes to the estate of the last surviving owner. If the owner is not a natural person and is no longer in existence, the insured becomes the owner unless otherwise required by law. With our consent, you may specify a different arrangement for contingent ownership.


You may change your ownership designation at any time. Your request must be in writing and approved by us. After approval, the change is effective as of the date you signed the request for change. We reserve the right to require that you send us the Policy so that we can record the change.


Beneficiary
-----------
If the insured dies before the maturity date, we pay death proceeds to your named beneficiary(ies). You have the right to name a beneficiary(ies) and contingent beneficiary(ies). This may be done as part of the application process or by sending us a written request. Unless you have named an irrevocable beneficiary, you may change your beneficiary designation by sending us a written request. After approval, the change is effective as of the date you signed the request for change. We reserve the right to require that you send us the Policy so that we can record the change.

If no beneficiary(ies) survives the insured, the death proceeds are paid to the owner(s) or the estate of the owner(s) in equal percentages unless otherwise specified.


Assignment
----------
You may assign your Policy. Each assignment is subject to any payments made or action taken by the Company prior to our notification of the assignment. We assume no responsibility for the validity of any assignment.

An assignment must be made in writing and filed with us at our service office. The irrevocable beneficiary(ies), if any, must authorize any assignment in writing. Your rights, as well as those of the beneficiary(ies), are subject to any assignment on file with us.


POLICY LIMITATIONS
Division Transfers
------------------
After the initial allocation of premiums, you may transfer amounts between the divisions and/or to the fixed account. You must specify the dollar amount or whole percentage to transfer from each division. The transfer is made, and the values determined as of the end of the valuation period in which we receive your request. In states where allowed, we reserve the right to reject transfer instructions from someone providing them for multiple Policies for which he or she is not the owner.

You may request an unscheduled transfer or set up a periodic transfer by:
.. sending a written request to our service office;
.. calling us if telephone privileges apply (1-800-247-9988); or
.. faxing the notice to us (1-515-235-9720).


UNSCHEDULED TRANSFERS . You may make unscheduled transfers from a division to another division and/or the fixed account. We reserve the right to impose a transfer fee of up to $25 on each unscheduled transfer after the first unscheduled transfer in a policy month.


SCHEDULED TRANSFERS . You may elect to have automatic transfers made out of one division into one or more of the other divisions. You may not make automatic transfers from the divisions to the fixed account. You choose the investment options, the dollar amount and timing of the transfers. There is no transfer fee on scheduled transfers. There is no charge for participation in the scheduled transfer program.

Automatic transfers are designed to reduce the risks that result from market fluctuations. They do this by spreading out the allocation of your money to investment options over a longer period of time. This allows you to reduce the risk of investing most of your money at a time when market prices are high. The success of this strategy depends on market trends and is not guaranteed.

     Example:

   MONTH       AMOUNT INVESTED      SHARE PRICE      SHARES PURCHASED
   -----       ---------------      -----------      ----------------
 January           $    100           $ 25.00                       4
 February          $    100           $ 20.00                       5
 March             $    100           $ 20.00                       5
 April             $    100           $ 10.00                      10
 May               $    100           $ 15.00                       6
 June              $    100           $ 20.00                       5
                   --------           -------        ----------------
 Total             $    600           $110.00                      35



In the example above, the average share price is $18.33 (total of share prices ($110.00) divided by number of purchases (6)) and the average share cost is $17.14 (amount invested ($600.00) divided by number of shares purchased (35)).

Automatic transfers are made on a periodic basis.
.. The amount of the transfer is:
  . the dollar amount selected; or
  . a percentage of the division value as of the date specified (other than the
    29th, 30th, or 31st).
.. You select the transfer date (other than the 29th, 30th, or 31st) and the transfer frequency (annually, semi-annually, quarterly, or monthly). If the selected date is not a business day, the transfer is completed on the next business day.
.. Transfers continue until your interest in the division has a zero balance or we receive notice to stop them.
.. We reserve the right to limit the number of divisions from which simultaneous transfers are made. In no event will it ever be less than two.
.. Automatic transfers are not available for any value in the fixed account.

Automatic Portfolio Rebalancing (APR)
-------------------------------------
APR allows you to maintain a specific percentage of your net policy value in the divisions over time.
     Example: You may choose to rebalance so that 50% of your policy values are in the Bond division and 50% in the Capital Value division. At the end of the specified period, market changes may have caused 60% of your value to be in the Bond division and 40% in the Capital Value division. By rebalancing, units from the Bond division are sold and the proceeds are used to purchase units in the Capital Value division so that 50% of the policy values are once again invested in each division.

You may elect APR at the time of application or after the Policy has been issued. There is no charge for participation in the APR program. The APR transfers:
.. do not begin until the expiration of the examination offer period;
.. are done without charge;

.. may be done on the specified frequency (monthly, quarterly, semiannual, or annual) policy year basis;
.. may be done by:
  . calling us (if telephone privileges apply (1-800-247-9988));
  . mailing your written request to our service office;
  . faxing your request to us (1-515-235-9720); or
  . visiting www.principal.com (if internet privileges apply).
.. are made at the end of the next valuation period after we receive your instruction;
.. are not available if you have scheduled transfers from the same divisions; and .. are not available for any value in the fixed account.

Automatic portfolio rebalancing is also the term used in connection with certain non-qualified deferred compensation plans. In these instances, the plan has a service agreement directing the service provider to give effect to the plan's allocation instructions.


Fixed Account Transfers
-----------------------
Transfers from the fixed account to your division(s) are subject to certain limitations. You may transfer amounts by making either a scheduled or unscheduled fixed account transfer. You may not make both a scheduled and an unscheduled transfer from the fixed account in the same calendar year. In states where allowed, we reserve the right to reject transfer instructions from someone providing them for multiple Policies for which he or she is not the owner.


UNSCHEDULED TRANSFERS . You may make one unscheduled transfer from the fixed account to division(s) during the first 30-day period of each calendar quarter. .. In each calendar year, the transfers may not exceed:
  . your fixed account value as of December 31 of the prior year (if $5,000 or less);
  . $5,000 (if your fixed account value as of December 31 of the prior year is greater than $5,000 but not more than $20,000); or . 25% of your fixed account value as of December 31 of the prior year (if the fixed account value is greater than $20,000).
.. We must receive your notice during the 30-day period.
.. You must specify the dollar amount or percentage to be transferred.
.. There is no transaction charge imposed on the transfer(s).


SCHEDULED TRANSFER PROGRAMS . You may make scheduled transfers from the fixed account to your division(s) without an additional charge as follows:
.. The value of your fixed account must be $20,000 or more when your scheduled transfers begin.
.. You must elect participation in the program by furnishing us with notice. The election may be made at any time following the end of the examination period. Once made, this election is irrevocable.
.. Transfers to the divisions will be made in the proportions used for allocation of premium payments.
.. If your premium payments included an allocation to the fixed account, your notice must include new premium payment allocations to the division(s) only.
.. During the transfer period, you may not:
  . make unscheduled transfers out of the fixed account; or . make transfers and premium payments to the fixed account.

The transfers will be effective as of the valuation period during which we receive your notice and will be made according to the following schedule:
.. The first transfer will be 25% of the fixed account value;
.. 12 months from the first transfer (or next business day if the transfer day is not a business day), 33% of the fixed account value;
.. 24 months from the first transfer (or next business day if the transfer day is not a business day), 50% of the fixed account value; and .. 36 months from the first transfer (or next business day if the transfer day is not a business day), the balance of the fixed account value.

If on any transfer date, the fixed account value prior to the transfer is $5,000 or less, the entire fixed account value will be transferred.
     Example: The example does not reflect payment of interest on the value in the fixed account. It also assumes that monthly policy charges are not taken from the fixed account and that you make no partial surrenders or policy loans from the fixed account.

           The policy is dated July 1, 2004. On February 7, 2005, the balance in the fixed account is $100,000 and scheduled transfers are elected. The transfers will occur as follows:

                                                                         PERCENT TO                   AMOUNT TO
                             DATE                    BALANCE           BE TRANSFERRED              BE TRANSFERRED
                             ----                    -------           --------------              --------------
               February 7, 2005                     $100,000                            25%   $                  25,000
               February 7, 2006                     $ 75,000                            33%   $                  24,750
               February 7, 2007                     $ 50,250                            50%   $                  25,125
               February 7, 2008                     $ 25,125                           100%   $                  25,125


           The first day that you may make transfers or premium payments to the fixed account is February 8, 2008. After January 1, 2009, you may make an unscheduled transfer from the fixed account as set forth above.

OPTIONAL INSURANCE BENEFITS
Subject to certain conditions, you may add one or more optional insurance benefits to your Policy. Detailed information concerning optional insurance benefits may be obtained from an authorized agent or our service office. NOT ALL OPTIONAL INSURANCE BENEFITS ARE AVAILABLE IN ALL STATES. SOME PROVISIONS MAY VARY FROM STATE TO STATE. The cost, if any, of an optional insurance benefit is deducted from your policy value.

Change of Insured Rider
-----------------------
This rider is available on business cases only and allows the business to change the insured when an employee leaves employment or ownership of the business changes. The rider may be added at any time prior to the proposed insured's issue age 69. Until the effective date of the change of insured application, coverage remains in effect on the life of the prior insured. We must receive satisfactory evidence of insurability (according to our underwriting guidelines then in effect) for the newly named insured. Future cost of insurance rates are based on the gender, issue age, smoking status, and risk classification of the newly named insured. The death proceeds are paid when the newly named insured dies. There is no charge for this rider.

Death Benefit Guarantee Rider
-----------------------------
This rider extends the no-lapse guarantee provision if premiums paid equal or exceed the death benefit guarantee premium requirement. This rider is automatically made a part of the Policy if the premium (planned or paid) is equal to or greater than the annual death benefit guarantee premium requirement. The level of premium (planned or paid) determines whether the no-lapse guarantee is extended to the insured's attained age 85. An illustration (available at no charge from your sales representative or our home office) will provide the death benefit guarantee premium requirement applicable to your Policy. The death benefit guarantee premium requirement is described in the section "Premiums." There is no charge for this rider.

The use of this rider prohibits the use of the Supplemental Benefit Rider.

If on any monthly date, the death benefit guarantee premium is not met, we send you a notice stating the premium required to keep the rider in effect. If the premium required to maintain the rider is not received in our service office before the expiration of the 61 days (which begins when the notice is mailed), the death benefit guarantee is no longer in effect and the rider is terminated. If the rider terminates, it may not be reinstated. The rider may not be added after the Policy has been issued.

Enhanced Cash Surrender Value Rider
-----------------------------------
The rider provides for payment of an additional amount at the time of full surrender of the policy. The additional amount is only available upon a full cash surrender of the policy that is not associated with a replacement or an exchange under Section 1035 of the Internal Revenue Code. There is no charge for this rider and it is automatically added to all Policies at issue.

       POLICIES WITH A POLICY DATE PRIOR TO AUGUST 9, 2003
 POLICY YEAR OF SURRENDER             ADDITIONAL AMOUNT
 ------------------------             -----------------
            1              5.00 % of premium received since issue
            2               4.30% of premium received since issue
            3              3.20 % of premium received since issue
            4               2.00% of premium received since issue
            5               0.80% of premium received since issue
            6+             0.00 % of premium received since issue


  POLICIES WITH A POLICY DATE OF AUGUST 9, 2003 THROUGH MARCH 31, 2007
   POLICY YEAR OF SURRENDER                ADDITIONAL AMOUNT
   ------------------------                -----------------
              1                6.5 % of premium received since issue
              2                8.0 % of premium received since issue
              3                7.6 % of premium received since issue
              4                6.8 % of premium received since issue
              5                5.8 % of premium received since issue
              6                3.9% of premium received since issue
              7                2.0% of premium received since issue
              8                0.8% of premium received since issue
              9                0.8% of premium received since issue
             10                0.8% of premium received since issue
             11+               0.0% of premium received since issue


             POLICIES WITH A POLICY DATE OF APRIL 1, 2007 AND LATER*
   POLICY YEAR OF SURRENDER                ADDITIONAL AMOUNT
   ------------------------                -----------------
   1                          6.50% of premium received since issue
   2                          8.15% of premium received since issue
   3                          8.20% of premium received since issue
   4                          7.80% of premium received since issue
   5                          7.20% of premium received since issue
   6                          5.80% of premium received since issue
   7                          4.50% of premium received since issue
   8                          3.20% of premium received since issue
   9                          1.90% of premium received since issue
  10                          0.80% of premium received since issue
  11+                         0.00% of premium received since issue

* In states where approved, otherwise we apply the rate(s) in effect for Policies with a policy date prior to April 1, 2007.





Extended Coverage Rider
-----------------------
This rider extends the Policy beyond the maturity date as long as the Policy is still in force and the insured is living on the maturity date. The Policy will then terminate upon the insured's death. No monthly policy charges are deducted after the maturity date. No additional premium payments are allowed, adjustment options are not available and the death benefit option is changed to Death Benefit Option 1. All investment account values will be transferred to the Money Market division and no further transfers are allowed. This rider is added automatically to all Policies at issue. You may choose not to extend the maturity date and instead receive the maturity proceeds by requesting the rider not be attached to your Policy. There is no charge for this rider.

Supplemental Benefit Rider
--------------------------
This rider provides additional insurance (face amount) at a reduced cost. The use of this rider disqualifies the use of the Death Benefit Guarantee Rider. Our approval, under our then current underwriting guidelines, is required to add this rider. There is a charge for this rider.

RESERVATION OF RIGHTS
We reserve the right to change the Policy to assure it continues to qualify as life insurance for tax purposes. However, we cannot make any guarantee regarding the future tax treatment of any Policy.

We also reserve the right to amend or terminate the special plans described in this prospectus, for example preauthorized premium payments. You would be notified of any such action to the extent required by law.


RIGHT TO EXCHANGE POLICY
The Policy may be exchanged for a new life insurance policy on the life of the insured which is made available by the Company for this purpose. The new policy will not be a term insurance policy or a variable life insurance policy. Evidence of insurability will not be required.

The exchange must be made during the first 24 months from the policy date while the Policy is in force and not in a grace period. The exchange is effective upon our receipt of written notice. This Policy then terminates. The new policy has the same policy date as this Policy. The policy value immediately after the exchange will be the same as immediately before the exchange. From the exchange date forward, the policy value will no longer be affected by the investment performance of the divisions. Benefit riders included as a part of the Policy may be exchanged, without evidence of insurability, for similar benefit riders on the new policy.


The new policy has the same death benefit as this Policy unless required to be higher in order to qualify as "life insurance" as defined in Section 7702 of the Internal Revenue Code, as amended. The new policy is based on the same issue age, gender (if applicable), and risk classification as this Policy


No additional charge is made for this exchange privilege. Any outstanding loan indebtedness must be repaid or transferred to the new policy.


SUICIDE
Death proceeds are not paid if the insured dies by suicide, while sane or insane, within two years of the policy date (or two years from the date of total face amount increase with respect to such increase). In the event of the suicide of the insured within two years of the policy date, our only liability is a refund of premiums paid, without interest, minus any loan indebtedness and partial surrenders. In the event of suicide within two years of a total face amount increase, our only liability with respect to that increase is a refund of the cost of insurance for the increase. This amount will be paid to the beneficiary(ies).

DELAY OF PAYMENTS OR TRANSFERS
Payment due to exercise of your rights under the examination offer provision, surrenders, policy loans, death or maturity proceeds, and transfers to or from a division are generally made within five days after we receive your instructions in a form acceptable to us. This period may be shorter where required by law. However, payment of any amount upon return of the Policy, full or partial surrender, policy loan, death, maturity or the transfer to or from a division may be deferred during any period when the right to sell mutual fund shares is suspended as permitted under provisions of the Investment Company Act of 1940.

The right to sell shares may be suspended during any period when:
.. trading on the NYSE is restricted as determined by the SEC or when the NYSE is closed for other than weekends and holidays, or .. an emergency exists, as determined by the SEC, as a result of which:
  . disposal by a fund of securities owned by it is not reasonably practicable;
  . it is not reasonably practicable for a fund to fairly determine the value of its net assets; or
  . the SEC permits suspension for the protection of security holders.

If payments are delayed and you do not cancel your instructions in writing, the amount of the transaction is determined the first business day following the expiration of the permitted delay. The transaction is made within five days thereafter.

In addition, payments on surrenders attributable to a premium payment made by check may be delayed up to 15 days. This permits payment to be collected on the check.


We may defer payment from the fixed account for a period of up to six months.


PREMIUMS


PAYMENT OF PREMIUMS
The amount and frequency of your premium payments affects the policy value, the net policy value, and how long the Policy remains in force. Generally, the higher the policy face amount the higher the cumulative death benefit guarantee premium will be. You must pay premiums to us at our service office, Principal Life Insurance Company, P.O. Box 9296, Des Moines, IA 50306-9296.

You may make unscheduled payments and/or establish a payment schedule (we send premium reminder notices if you establish an annual, semiannual, or quarterly planned payment schedule).


Premium Payment Wiring Instructions
-----------------------------------

All wire transfers to Principal Financial Group for the Policy should be directed as follows:

   Direct to: Wire Routing Transit Number 121000248
   Bank name: Wells Fargo Bank, N.A.
   City, State: San Francisco, CA
   Beneficiary Account Number (BNF): 8785453690
   Beneficiary Account Name: Principal Life Insurance Company Individual BMA EFT OBI Information: (instructions - see below)

   OBI Information is extremely important in identifying how to apply these funds. Please include the following:
    . As much description as possible in the 68 characters allowed.
    . Contract number(s), business group or Insured's name, special instructions
      - such as "init prem," "loan repay," etc.
    . Direct it to: ATTN: Individual Billing and Collection

PREMIUM LIMITATIONS
In no event may the total of all premiums paid, both scheduled and unscheduled, be more than the maximum premium payments allowed for life insurance under the Internal Revenue Code. If you make a premium payment that would result in total premiums exceeding the maximum limitation, we only accept that portion of the payment that makes total premiums equal the maximum. Unless otherwise directed, any excess will be returned and no further premiums are accepted until allowed by the current maximum premium limitations.

ALLOCATION OF PREMIUMS
We allocate initial net premiums on the later of the policy date or the effective date. Allocations are made to the divisions according to your instructions. The total of all allocation percentages must equal 100. Net premiums are allocated as of the valuation period in which they are received.

The percentage allocation for future premium payments may be changed, without charge, at any time by:
  . sending a written request to our service office;
  . calling the service office at 1-800-247-9988 (if telephone privileges apply); or
  . faxing the notice to us (1-515-235-9720).
The allocation changes are effective at the end of the valuation period in which the new instructions are received.

Premium Refund States
---------------------
If the policy is issued in a state requiring full refund of premium, the initial net premium, including any premium received during the examination period, is allocated to the Money Market division on the later of the policy date or the effective date. After the examination period, the premium held in the Money Market division will be reallocated to the divisions according to your instructions. If the day following the end of the examination period is not a business day, the transfer will occur on the next business day.
     Example: If the examination period is 10 days, you sign a policy delivery receipt and the later of the policy date or the effective date is February 1st, your examination period would end on February 11th. The premiums held in the Money Market divisions are reallocated at the end of the next business day.

If the purchase of this policy falls within the definition of a replacement under state law, we reserve the right to retain the initial net premiums in the Money Market division to correspond to the examination period of a particular state's replacement requirements.


Market Value States
-------------------
If the policy is issued in a state allowing refund of net policy value, the initial net premium is allocated to the divisions according to your instructions on the later of the policy date or the effective date. In these states, we will refund the net policy value, which may be more or less than your premium, if the policy is returned during the examination period.
     Example: If the policy date and later of the policy date or the effective date are February 2nd, the premiums are allocated to the divisions that you selected on February 2nd.

Division Valuation
------------------
There is no guaranteed minimum division value. Its value reflects the investment experience of the division. It is possible that the investment performance could cause a loss of the entire amount allocated to the division. Without additional premium payments or a Death Benefit Guarantee rider, it is possible that no death benefit would be paid upon the insured's death.

At the end of any valuation period, your value in a division is:
.. the number of units you have in the division
.. multiplied by the value of a unit in the division.

The number of units is the total of units purchased by allocations to the division from:
.. your initial premium payment (less premium expense charges);
.. plus subsequent premium payments (less premium expense charges);
.. plus transfers from another division or the fixed account minus units sold:
.. for partial surrenders from the division;
.. as part of a transfer to another division, the fixed account or the loan account; and
.. to pay monthly policy charges and any transaction fees.

We calculate unit values on days that the NYSE is open for trading and trading is not restricted. We do not calculate unit values on these recognized holidays:
New Year's Day; Labor Day; Martin Luther King, Jr. Day; Thanksgiving; President's Day; Christmas; Good Friday; Memorial Day and Independence Day. In addition, we do not calculate unit values if an emergency exists making disposal or valuation of securities held in the underlying mutual funds impracticable or if the SEC, by order, permits a suspension or postponement for the protection of security holders. To calculate the unit value of a division, the unit value from the previous business day is multiplied by the division's net investment factor for the current valuation period. The number of units does not change due to a change in unit value.


The net investment factor measures the performance of each division. The net investment factor for a valuation period is calculated as follows:
[{the share price (net asset value) of the underlying mutual fund at the end of the valuation period before that day's transactions
                                      plus
the per share amount of the dividend (or other distribution) made by the mutual fund during the valuation period}
                                   divided by
    the share price of the underlying mutual fund at the end of the previous valuation period after that day's transactions].

When an investment owned by an underlying mutual fund pays a dividend, the dividend increases the net asset value of a share of the underlying mutual fund as of the date the dividend is recorded. As the net asset value of a share of an underlying mutual fund increases, the unit value of the corresponding division also reflects an increase. Payment of a dividend under these circumstances does not increase the number of units you own in the division.


Fixed Account Valuation
-----------------------
The value of your fixed account on any business day is:
.. net premiums allocated to the fixed account
.. plus transfers from the division(s) and the loan account (as a result of a loan repayment)
.. plus interest credited to the fixed account
.. minus surrenders, transaction fees, and monthly policy charges
.. minus transfers to the loan account
.. minus transfers to the division(s)

DEATH BENEFITS AND POLICY VALUES


DEATH PROCEEDS
If coverage is in effect and the insured dies before the maturity date, we pay death proceeds. We must receive:
.. proof of the death of the insured;
.. Beneficiary's Statement (Claim Form)*; and
.. Trust Agreement (if the beneficiary is a trust).
  * If the beneficiary is a corporation, the Claim Form must be signed by a corporate officer and submitted with a copy of the Articles of Incorporation or By-Laws indicating the authority of the office and a current Board resolution providing the name of the officer authorized to execute the Claim Form. The corporation must also submit a Certificate of Good Standing or Certificate of Existence provided by the state of incorporation.

Payment is made to any assignee. The remainder is paid to your named beneficiary(ies) under your designated benefit payment option (see GENERAL DESCRIPTION OF THE POLICY - Rights Under the Policy).

The payments are made in cash lump sum or under a benefit payment option. Death proceeds are calculated as of the date of the insured's death and include:
.. the death benefit described below;
.. minus loan indebtedness;
.. minus any overdue monthly policy charges if the insured died during a grace period;
.. plus interest on the death proceeds as required by state law.

Benefit Instructions
--------------------
While the insured is alive, you may give us instructions for payment of death proceeds under one of the benefit payment options of the Policy. If at the insured's death, you have not provided benefit payment option instructions, the beneficiary(ies) select the benefit payment option to be used. If no benefit payment option is selected, the death proceeds are paid in a cash lump sum. These choices are also available if the Policy matures or is surrendered. The instructions or changes to the instructions must be in writing. If you change the beneficiary(ies), prior benefit payment option instructions are revoked.

The benefit payment options include:
.. Custom Benefit Arrangement
   A customized benefit payment option may be arranged with our approval. .. Life Income
   We pay income during a person's lifetime. Without a guaranteed period, it is possible that only one payment is made under this option if the beneficiary dies before the second payment is due. A minimum guaranteed period of from 5 to 30 years may be used (if the beneficiary dies before all of the guaranteed payments have been made, the guaranteed remaining payments are made to the beneficiary named in the benefit payment option instructions).

.. Joint and Survivor Life Income
   We pay income during the lifetime of two people and continue until the death of the survivor. Without a guaranteed period, it is possible that only one payment is made under this option if both of the beneficiaries die before the second payment is due. A minimum guaranteed period of from 5 to 30 years may be used (if both of the beneficiaries die before all of the guaranteed payments have been made, the guaranteed remaining payments are made to the beneficiary named in the benefit payment option instructions).
If no beneficiary(ies) survive the insured, the death proceeds will be paid to the owner or the owner's estate unless otherwise specified.

DEATH BENEFIT OPTION
The death benefit option is selected at the time of application. If a death benefit option is not chosen, the Policy will be issued with Death Benefit Option 1.

The three death benefit options available are:
.. Death Benefit Option 1 - the death benefit equals the greater of:
  . the total face amount; or
  . the amount found by multiplying the surrender value by the applicable percentage*.
.. Death Benefit Option 2 - the death benefit equals the greater of:
  . the total face amount plus the policy value; or . the amount found by multiplying the surrender value by the applicable percentage*.
.. Death Benefit Option 3 - the death benefit equals the greater of:
  . the total face amount plus the greater of a) premiums paid less partial surrenders or b) zero; or
  . the amount found by multiplying the surrender value by the applicable percentage*.
    * The applicable percentage tables are in Appendix C and are based on our interpretation of Section 7702 of the Internal Revenue Code as set forth below. The table which applies to your Policy is determined by your choice of either the guideline premium/cash value corridor test or the cash value accumulation test.

     Example: The following assumptions are made to demonstrate the use of the Tables found in Appendix C.
           Death Benefit Option: 1
           Face Amount: $1,000,000
           Surrender Value: $900,000
           Definition of Life Insurance Test: Guideline Premium/Cash Value Corridor Test
           Attained Age: 45
           Risk Class: Preferred Non-Smoker
           Applicable Percentage: 215%
           Death Benefit: $900,000 x 215 = $1,935,000

           If the Definition of Life Insurance Test was the Cash Value Accumulation Test, the applicable percentage would be 287.78% (assuming the insured is a male) and the death benefit would be $2,590,020.

CHANGE IN DEATH BENEFIT OPTION
The death benefit option may be changed prior to the insured's attained age 75. You may change the death benefit option on or after the first policy anniversary. Up to two changes are allowed per policy year. Your request must be made in writing and approved by us. The effective date of the change will be the monthly date that coincides with, or next follows, our approval. If the death benefit option change involves a face decrease, you may elect to keep the current face amount, subject to underwriting review and approval.

The option may not be changed from Death Benefit Option 1 to Death Benefit Option 3 or from Death Benefit Option 2 to Death Benefit Option 3. We will increase or decrease the total face amount so that the death benefit immediately after the change equals the death benefit before the change.

..

       CHANGING FROM DEATH BENEFIT OPTION 1 TO DEATH BENEFIT OPTION 2
 We will decrease the total face amount. The amount of the decrease is equal to the policy value on the effective date of the change. If there have been increases in the total face amount, the decrease of total face amount will be made on a last in, first out basis. Because the death benefit can continue to increase under Death Benefit Option 2, we may require proof of insurability. Cost of insurance charges will likely increase. This example assumes that the policy face amount equals the total face amount.
 --------------------------
-------------------------------------------------------------------------------
   TOTAL FACE AMOUNT            DEATH BENEFIT               POLICY VALUE
-------------------------------------------------------------------------------
   BEFORE THE CHANGE          BEFORE THE CHANGE          BEFORE THE CHANGE
-------------------------------------------------------------------------------
       $1,000,000                $1,000,000                   $50,000
-------------------------------------------------------------------------------
    AFTER THE CHANGE          AFTER THE CHANGE            AFTER THE CHANGE
-------------------------------------------------------------------------------
        $950,000                 $1,000,000                   $50,000
 ($1,000,000 - $50,000)      ($950,000+$50,000)
-------------------------------------------------------------------------------

       CHANGING FROM DEATH BENEFIT OPTION 2 TO DEATH BENEFIT OPTION 1
 We will increase the total face amount. The amount of the increase is equal to the policy value on the effective date of the change. The total face amount increase will be in the same proportion as the policy face amount to the total face amount. Because the death benefit will not continue to increase under Death Benefit Option 1, no proof of insurability is required.
 Cost of insurance charges will likely decrease. This example assumes that the policy face amount equals the total face amount.
-------------------------------------------------------------------------------
   TOTAL FACE AMOUNT            DEATH BENEFIT               POLICY VALUE
-------------------------------------------------------------------------------
   BEFORE THE CHANGE          BEFORE THE CHANGE          BEFORE THE CHANGE
-------------------------------------------------------------------------------
       $1,000,000                $1,050,000                   $50,000
                            ($1,000,000+$50,000)
-------------------------------------------------------------------------------
    AFTER THE CHANGE          AFTER THE CHANGE            AFTER THE CHANGE
-------------------------------------------------------------------------------
       $1,050,000                $1,050,000                   $50,000
 ($1,000,000 + $50,000)
-------------------------------------------------------------------------------

       CHANGING FROM DEATH BENEFIT OPTION 3 TO DEATH BENEFIT OPTION 1
 We will increase the total face amount if the total premiums paid are greater than total partial surrenders (including any transaction fees) as of the effective date of the change. The increase will be in the same proportion as the policy face amount is to the total face amount. Because the death benefit will not continue to increase under Death Benefit Option
 1, no proof of insurability is required. Cost of insurance charges will likely decrease. This example assumes total premiums paid are $30,000, total partial surrenders are $10,000 and the policy face amount equals the total face amount.
 -----------------------------
-------------------------------------------------------------------------------
     TOTAL FACE AMOUNT            DEATH BENEFIT              POLICY VALUE
-------------------------------------------------------------------------------
     BEFORE THE CHANGE          BEFORE THE CHANGE         BEFORE THE CHANGE
-------------------------------------------------------------------------------
        $1,000,000                  $1,020,000                 $50,000
                          ($1,000,000+($30,000-$10,000))
-------------------------------------------------------------------------------
     AFTER THE CHANGE              AFTER THE CHANGE            AFTER THE CHANGE
-----------------------------------------------------------------------------------
        $1,020,000                    $1,020,000                   $50,000
 ($1,000,000 + ($30,000 -
         $10,000))
-----------------------------------------------------------------------------------

-------------------------------------------------------------------------------
       CHANGING FROM DEATH BENEFIT OPTION 3 TO DEATH BENEFIT OPTION 2
 We will either increase or decrease the total face amount by subtracting the policy value from the greater of a) premiums paid less partial surrenders and b) zero. Because the death benefit can continue to increase under Death
 Benefit Option 2, we may require proof of insurability. Cost of insurance charges will likely increase. This example assumes that total premiums paid are $30,000, total partial surrenders are $10,000 and the policy face amount equals the total face amount.
 -------------------------------
-------------------------------------------------------------------------------
      TOTAL FACE AMOUNT            DEATH BENEFIT             POLICY VALUE
-------------------------------------------------------------------------------
      BEFORE THE CHANGE          BEFORE THE CHANGE        BEFORE THE CHANGE
-------------------------------------------------------------------------------
         $1,000,000                  $1,020,000                $50,000
                           ($1,000,000+($30,000-$10,000))
-------------------------------------------------------------------------------
      AFTER THE CHANGE               AFTER THE CHANGE            AFTER THE CHANGE
-------------------------------------------------------------------------------------
          $970,000                      $1,020,000                   $50,000
  ($1,000,000 + ($30,000 -          ($970,000+$50,000)
     $10,000) - $50,000)
-------------------------------------------------------------------------------------

IRS DEFINITION OF LIFE INSURANCE
The Policy should qualify as a life insurance contract as long as it satisfies either the guideline premium/cash value corridor test or the cash value accumulation test as defined under Section 7702 of the Internal Revenue Code. One of these tests is chosen on the application. If a test is not chosen, the Policy will comply with the guideline premium/cash value corridor test. Once a test is chosen, it cannot be changed on the Policy.

The guideline premium/cash value corridor test places limitations on the amount of premium payments that may be made and on policy values that can accumulate relative to the death benefit. Guideline premium limits are determined when the Policy is issued and can vary by the death benefit option chosen. Guideline premium limits will likely change due to any adjustment to the Policy.


If at any time a premium is paid which would result in total premiums exceeding the current guideline premium limits, we accept only that portion of the premium which would make the total premiums equal the guideline premium limits.


The cash value accumulation test does not place limitations on the amount of premium payments but limits the amount of policy values that can accumulate relative to the death benefit.


To satisfy either test, the ratio of the death benefit to the policy value must be at least as great as the applicable percentage shown in Appendix C. As the policy value increases, the minimum death benefit may be required to increase. Because the cost of insurance you pay is based in part on the amount of the death benefit, an increase in the death benefit increases the cost of insurance.


As compared to the cash value accumulation test, the guideline premium/cash value corridor test generally has:
.. smaller applicable percentages
.. lower minimum death benefit
.. lower cost of insurance charges
.. better policy value growth.

The smaller applicable percentages lead to a lower minimum death benefit and thus lower cost of insurance charges. Lower charges result in better policy value growth.


This may not be the result in all cases. The specifics of each Policy determine which test is more suitable. Illustrations using each of the tests will help you determine which test meets your objectives. An illustration may be obtained from your registered representative or by calling 1-800-247-9988.


The table below demonstrates the minimum death benefit based on the test chosen. Policy value assumptions may not be realistic.


The example below is based on the following:
.. The insured is a male with an attained age of 45 at the time the Policy was issued. He dies at the beginning of the sixth policy year (attained age 50)
.. Face amount is $100,000
.. Death Benefit Option 1
.. Surrender value at the date of death is $25,000
.. The minimum death benefit under the guideline premium/cash value corridor test is $46,250 (assuming an applicable percentage of 185% x surrender value)
.. The minimum death benefit under the cash value accumulation test is $61,820
  (assuming an applicable percentage of 247.28%)

                        THE DEATH BENEFIT PAYABLE IS THE
                           LARGER OF THESE TWO AMOUNTS
                        ---------------------------------
                                                               NET AMOUNT AT
                                              MINIMUM           RISK USED IN
                                               DEATH        CALCULATING THE COST
                           FACE AMOUNT        BENEFIT       OF INSURANCE CHARGE
                           -----------        -------       --------------------
 Guideline
 Premium/Cash Value
 Corridor Test              $100,000          $46,250            $74,753.98
 Cash Value
 Accumulation Test          $100,000          $61,820            $74,753.98

Here's the same example, but with a surrender value of $75,000. Because the surrender value has increased, the minimum death benefit is now:
.. $138,750 for the guideline premium/cash value corridor test
.. $185,460 for the cash value accumulation test.

                        THE DEATH BENEFIT PAYABLE IS THE
                           LARGER OF THESE TWO AMOUNTS
                        ---------------------------------
                                                               NET AMOUNT AT
                                              MINIMUM           RISK USED IN
                                               DEATH        CALCULATING THE COST
                           FACE AMOUNT        BENEFIT       OF INSURANCE CHARGE
                           -----------        -------       --------------------
 Guideline
 Premium/Cash Value
 Corridor Test              $100,000          $138,750          $ 63,408.64
 Cash Value
 Accumulation Test          $100,000          $185,460          $110,003.73


Keep in mind that cost of insurance charges, which affect your Policy's value, increase with the amount of the death benefit, as well as over time. The cost of insurance is charged at a rate per $1,000 of the discounted net amount at risk. As the net amount at risk increases, the cost of insurance increases. Policy value also varies depending on the performance of the investment options in your Policy.


All transactions will be subject to the limits as defined under Section 7702 of the Internal Revenue Code. A transaction may not be allowed, or an increase in face amount may be required, if the transaction would cause a refund of premium and/or distribution of the policy value in order to maintain compliance with the
Section 7702 limits.


MATURITY PROCEEDS
The maturity date is the policy anniversary where the insured's attained age is 100 and is shown on your current data pages. If the insured is living on the maturity date, the Policy is in force and you do not want the maturity date extended by the Extended Coverage Rider, maturity proceeds equal to the net surrender value are paid. If the Extended Coverage Rider is attached but you wish to receive the maturity proceeds at the Policy's maturity and avoid conversion to Death Benefit Option 1, you must send instructions to our office.

The maturity proceeds are paid either as a cash lump sum on the maturity date or under the benefit payment option you have selected. Only if the Extended Coverage Rider is present on the Policy will the maturity date automatically be extended to the date of the insured's death (as explained in GENERAL DESCRIPTION OF THE POLICY - Optional Insurance Benefits).


ADJUSTMENT OPTIONS
Increase in policy face amount
------------------------------
You may request an increase at any time provided that the Policy is not in a grace period and monthly policy charges are not being waived under a rider. The minimum increase in policy face amount is $10,000.

The request must be made on an adjustment application. The application must be signed by the owner(s) and the insured. If your request is not approved, no changes are made to your Policy.


We will approve your request if:
.. the insured is alive at the time of your request; and .. the attained age of the insured is 75 or less at the time of the request; and .. we receive evidence satisfactory to us that the insured is insurable under our underwriting guidelines in place at the time of your request.

The increase in policy face amount is in a risk classification determined by us. The adjustment is effective on the monthly date on or next following our approval of your request.


We calculate an "adjustment conditional receipt premium deposit" (payment that accompanies request) based on your request for an increase. If you make a payment with your adjustment application of at least as much as the adjustment conditional receipt premium deposit, we issue a conditional receipt. The conditional receipt shows receipt of the payment and outlines any interim insurance coverage.

Any payment made with the adjustment application is held in our general account without interest. If we approve the adjustment, on the effective date of the adjustment, the amount of the premium payment being held minus the premium expense charge is moved to the divisions. Your current premium allocation percentages are used to make this allocation.


The cost of insurance charge will increase in the event of an increase in a Policy's face amount. If there is insufficient value to pay the higher charges after an increase in face amount, the Policy will lapse, unless the death benefit guarantee is in effect. The entire Policy would be at risk of lapsing, not just the incremental increase in face amount.


Decrease in policy face amount
------------------------------
On or after the first policy anniversary, you may request a decrease in the policy face amount. No transaction fee is imposed on decreases in the policy face amount. A decrease is requested as follows:
.. the request must be made on an adjustment application;
.. the application must be signed by the owner(s);
.. the decrease is at least the minimum amount as determined by our underwriting guidelines in place at the time of your request; and .. the decrease may not reduce the total face amount below $100,000.

A decrease may not be allowed if the decrease would cause a refund of premium and/or the distribution of the policy value in order to maintain compliance with the limits required by the Internal Revenue Code relating to the definition of life insurance.


POLICY VALUES
Your policy value is equal to the sum of the values in the divisions, the fixed account, and loan account. The policy value:
.. increases as premiums are applied and interest is credited;
.. decreases as policy loans, partial surrenders, and policy expenses are deducted; and
.. can increase or decrease as the investment experience of your chosen divisions fluctuates.

SURRENDERS AND PARTIAL SURRENDERS


SURRENDERS
A request for surrender must be in writing. The request must be signed by all owners, irrevocable beneficiary(ies), if any, and any assignees. The surrender is effective and the surrender value calculated as of the end of the valuation period during which we receive the written request for surrender.

Total and partial surrenders from the Policy are generally paid within five business days of our receipt of the written request for surrender. Certain delays in payment are permitted (see GENERAL DESCRIPTION - Delay of Payments).


Full surrender
--------------
The Policy may be surrendered while the Policy is in effect. There is no refund of any monthly policy charges deducted before the full surrender effective date.

We reserve the right to require you to return the Policy to us prior to making any payment though this does not affect the amount of the net surrender value.


Partial surrender
-----------------
On or after the first policy anniversary and prior to the maturity date, you may surrender a part of the net surrender value. The partial surrender may not be less than $500 and may not be greater than 90% of the net policy value. A transaction fee of $25 is charged on each partial surrender after the second partial surrender in a policy year. The partial surrender may not decrease the total face amount to less than $100,000. Partial surrenders may negatively affect your Death Benefit Guarantee rider, if applicable.

Your policy value is reduced by the amount of the surrender plus any transaction fee. We surrender units from the divisions and/or values from the fixed account to equal the dollar amount of the surrender request. The amount of the surrender and the transaction fee are deducted from your divisions and/or fixed account according to the surrender allocation percentages you specify. If surrender allocation percentages are not specified, we use your monthly policy charge allocation percentages. No surrender charge is imposed on a partial surrender.

.. If Death Benefit Option 1 is in effect and the death benefit equals the total face amount, the total face amount is reduced by the amount of the partial surrender that is not deemed to be a preferred partial surrender. In situations where the death benefit is greater than the total face amount, the total face amount is reduced by the amount the partial surrender exceeds the difference between the death benefit and total face amount. If the total face amount had been increased, any reduction of the total face amount is made on a last in, first out basis.

    PREFERRED PARTIAL SURRENDER (PERTAINS ONLY IF DEATH BENEFIT OPTION 1 IS IN

    EFFECT) . During any policy year, 5% of the net policy value as of the end of the prior policy year may be surrendered without a subsequent decrease in the total face amount. Any amount surrendered in excess of 5% causes a reduction in the total face amount. The 5% preferred partial surrender privilege is not cumulative from year-to-year and cannot exceed $100,000 in any policy year or $250,000 over the life of the Policy.

    The maximum preferred partial surrender is equal to ((a) plus (b)) not to exceed (c) where:
    (a) is the amount of the surrender;
    (b) is the amount of any preferred partial surrenders in the same policy year; and
    (c) is 5% of the net policy value at the end of the prior policy year.

.. If the Death Benefit Option 2 is in effect, there is no reduction in the total face amount upon a partial surrender.


.. If the Death Benefit Option 3 is in effect and the death benefit equals the total face amount, the total face amount is reduced by the greater of (a) or
  (b) where:
    (a) is the amount by which the total partial surrenders exceed total premiums paid*; and
    (b) is zero.
    In situations where the death benefit is greater than the total face amount, the total face amount is reduced by the amount determined above which exceeds the difference between the death benefit and total face amount. If the total face amount has been increased, any reduction of the total face amount is made on a last in, first out basis.

    * Face amount reduction will be less if the face amount has already been reduced due to a prior partial surrender.


EXAMINATION OFFER (FREE-LOOK PROVISION)
It is important to us that you are satisfied with your Policy. If you are not satisfied, your request to return the Policy must be in writing. You may return your Policy and written request to either your agent or our office before the later of (as determined by postmark):
  . 10 days after you receive the Policy or, . such later date as specified by applicable state law

If you return this Policy, we will refund your full premium in states where required. In states where permitted, we will refund the net policy value, which may be more or less than your premium.

LOANS


POLICY LOANS
While your Policy is in effect (but after the examination offer period) and has a net policy value, you may borrow money from us with the Policy as the security for the policy loan.
.. The maximum amount you may borrow is 90% of the net policy value as of the date we process the policy loan.
.. If telephone privileges apply, you may request a policy loan of $100,000 or less by calling us at 1-800-247-9988. If you do not have telephone privileges or are requesting a policy loan of more than $100,000, the request must be made in writing.
.. Generally, policy loan proceeds are sent within five business days from the date we receive your request (see GENERAL DESCRIPTION OF THE POLICY - Delay of Payments).
.. Requests for policy loans from any joint owner are binding on all joint owners.
.. Policy loans may negatively affect your Death Benefit Guarantee rider, if applicable (see POLICY TERMINATION AND REINSTATEMENT - Policy Termination (Lapse)).

You are charged interest on your policy loan. During the first ten policy years, the interest rate is 5.00% per year. After policy year ten:

  . For Policies with a policy date prior to April 1, 2007, the interest rate is
    4.30% per year.
  . For Policies with a policy date April 1, 2007 and later*, the interest rate is 4.20% per year.
    * In states where approved, otherwise we apply the rate(s) in effect for Policies with a policy date prior to April 1, 2007.


If coverage is extended beyond the maturity date, the interest rate is 4.00% per year. Interest accrues daily and is due and payable at the end of the policy year. If interest is not paid when due, it is added to the loan amount. Adding unpaid interest to the policy loan amount causes additional amounts to be redeemed from the division(s) and redemption proceeds transferred to the loan account. Redemptions are made in the same proportion as the allocation used for the most recent monthly policy charge.


A policy loan generally has a permanent effect on policy values. If a policy loan had not been made, the policy value would reflect the investment experience of the division(s) and the interest credited to the fixed account. In addition, loan indebtedness is subtracted from:
.. death proceeds at the death of the insured;
.. surrender value upon full surrender or termination of a Policy; and .. maturity proceeds paid.

Policy loans and unpaid loan interest reduce your net policy value. If the net policy value is less than the monthly policy charges on a monthly date, the 61-day grace period provision applies (see POLICY TERMINATION AND REINSTATEMENT
- Policy Termination (Lapse)).


If the Policy lapses with an outstanding loan balance, there may be tax consequences.


LOAN ACCOUNT
When a policy loan is taken, a loan account is established. An amount equal to the loan is transferred from your divisions and/or fixed account to your loan account. There are no restrictions on the divisions from which the loan amount can be transferred. Loan accounts are part of our general account. You may instruct us on the proportions to be taken from your divisions or the fixed account. If instructions are not provided, the redemptions are taken in the same proportion as the allocation used for the most recent monthly policy charge.

Your loan account earns interest from the date of transfer. The loan account interest rate is 4.00% per year. Interest accrues daily and is paid at the end of the policy year.

LOAN PAYMENTS
While the Policy is in force and before the insured dies, you may pay the loan indebtedness as follows:
.. policy loans may be repaid totally or in part;
.. repayments are allocated to the division(s) and/or the fixed account in the proportions used for allocation of premium payments;
.. payments that we receive that are not designated as premium payments are applied as loan repayments if a policy loan is outstanding;
.. the repayments are allocated as of the valuation period in which we receive the repayment; and
.. repayments are to be sent to our service office.

POLICY TERMINATION AND REINSTATEMENT


POLICY TERMINATION (LAPSE)
If the net policy value on any monthly date is less than the monthly policy charge, a 61-day grace period begins. The grace period begins when we send a notice of pending lapse. The notice:
.. is mailed to your last known post office address;
.. shows the minimum payment required to keep the Policy in force; and .. shows the 61-day period during which we will accept the required payment.

The minimum payment required is (a) plus ((b) divided by (c)) where:
    (a) is the amount by which the net policy value is less than zero before deducting the month policy charge on the monthly date preceding the grace period;
    (b) is three monthly policy charges; and
    (c) is 1 minus the maximum premium expense charge.
  . The maximum premium expense charge on premiums paid (up to target premium) is:
    . in the first policy year: 7.95% of premium (4.50% sales charge; 3.45%
      federal, state, and local
    . taxes)
    . in policy years 2 through 5: 10.45% of premium (7.00% sales charge; 3.45%
      federal, state, and local taxes)
    . in policy years 5 through 10: 6.45% of premium (3.00% sales charge; 3.45%
      federal, state, and local taxes)
    . after policy year 10: 3.45% of premium (3.45% federal, state, and local taxes)
  . The maximum premium expense charge on premiums paid over target premium (in all policy years) is 3.45% of premium (3.45% federal, state, and local taxes)

Grace Period
------------
The grace period will end 61 days after the day the notice is mailed. If the required premium is not received by us by the end of the grace period, the Policy will lapse without value.

The required premium is intended to reimburse us for the monthly policy charges during the grace period. If the grace period ends before we receive the required premium, we keep any remaining value in the Policy to cover past due policy charges. Adverse market fluctuations may cause the Policy to enter into subsequent grace periods.


The Policy is in force during a grace period. If we do not receive the required premium, the Policy terminates as of the end of the grace period. If the insured dies during a grace period, the death benefit is paid and the amount is reduced by:
.. all monthly policy charges due and unpaid at the death of the insured; and
.. any loan indebtedness.

The Policy also terminates when:
.. the Policy is surrendered;
.. death proceeds are paid; or
.. maturity proceeds are paid.
When the Policy terminates, all of the owner's Policy rights and privileges end.

Neither partial surrenders nor policy loans may be made during a grace period.


NOTE: The state of Florida requires that the net surrender value of the policy equal zero prior to entering a grace period. The grace period will end 31 days after the day the notice is mailed.

REINSTATEMENT
Subject to certain conditions, you may reinstate a Policy that terminated because of insufficient value. The Policy may only be reinstated:
.. prior to the maturity date and while the insured is alive;
.. upon our receipt of satisfactory evidence of insurability (according to our underwriting guidelines then in effect);
.. if you make a payment of a reinstatement premium; and .. if the application for reinstatement is mailed to us within three years of the
  Policy termination (in some states, we must provide a longer period of time for Policy reinstatement).

The reinstatement premium is calculated using the required premium formulas found above in the Policy Termination (Lapse) section. The required premium formula in effect on the date the Policy was terminated will be used in this calculation. If a policy loan or loan interest was unpaid when the Policy terminated, the policy loan must be reinstated or repaid (loan interest does not accrue over the period the Policy was terminated).


We do not require payment of monthly policy charges during the period the Policy was terminated. Reinstatement is effective on the next monthly date following our approval of the reinstatement application. Premiums received with your reinstatement application are held in our general account without interest until the reinstatement date. If the reinstatement is approved, they are allocated to your selected division(s) and/or the fixed account on the reinstatement date. We will use the premium allocation percentages in effect at the time of termination of the Policy unless you provide new allocation instructions. The reinstated Policy has the same policy date as the original Policy. Your rights and privileges as owner(s) are restored upon reinstatement.


If you reinstate your Policy, the premium expense charge is calculated based on the number of years the Policy was in force. The period of time during which the Policy was terminated is not included in this calculation.


TAX ISSUES RELATED TO THE POLICY

The following description is a general summary of the tax rules pertaining to life insurance policies. This section relates primarily to federal income taxes rules, regulations and interpretations, which in our opinion are currently in effect but which are subject to change at any time. This summary is not comprehensive and is not intended as tax advice. While we reserve the right to change the Policy to assure it continues to qualify as life insurance for tax purposes, we cannot make any guarantee regarding the future tax treatment of any Policy.

NOTE: DUE TO THE COMPLEXITY OF THESE RULES AND BECAUSE THEY ARE AFFECTED BY THE
     FACTS AND CIRCUMSTANCES OF EACH POLICY, YOU SHOULD CONSULT WITH LEGAL AND TAX COUNSEL AND OTHER COMPETENT ADVISORS REGARDING THESE MATTERS.

TAXATION OF DEATH PROCEEDS
The death proceeds payable under a Policy are generally excludable from the gross income of the beneficiary(ies) under the Internal Revenue Code. However, if the Policy is transferred for valuable consideration, then a portion of the death proceeds may be includable in the beneficiary's gross income.

The Pension Protection Act of 2006 limits the tax-free death proceeds for employer-owned insurance to the amount of premiums paid unless certain requirements are satisfied. This legislation pertains to Policies issued August 17, 2006 and later, except for contracts issued after such date pursuant to an exchange under IRC (S) 1035, and Policies issued prior to August 17, 2006 that have had a material increase in the death benefit or other material change on or after August 17, 2006. The following requirements must be satisfied in order for the death proceeds of employer-owned life insurance to be tax-free:

1)Before the issuance of the Policy, the employee (i) is notified in writing that the policyholder intends to insure the life of the employee and of the maximum face amount of the policy for which the employee can be insured, (ii) provides written consent to being insured under the contract, and (iii) is informed in writing that an applicable policyholder will be a beneficiary of any proceeds payable upon the death of the insured; and

2) A specific qualifying condition with respect to the insured's status must be met.
  Some examples are: the insured must be either (i) an employee of the policy holder at any time during the 12 month period before the insured's death, or
  (ii) a director or a highly compensated employee or a highly compensated individual, as defined by the IRC, at the time the policy was issued.


TAXATION OF MATURITY PROCEEDS
A taxable event may occur if the net surrender value at maturity plus any loan indebtedness is greater than premiums paid less partial surrenders and premium refunds. The taxable amount is the difference between the surrender value and the remaining premiums in the policy.

TAXATION OF GROWTH IN POLICY VALUE
Any increase in policy value is not included in gross income while the Policy is in force and continues to meet the definition of life insurance as defined under
Section 7702 of the Internal Revenue Code. If a contract does not meet the definition of life insurance, the policy owner will be subject to income tax on annual increases in cash value.

TAXATION OF POLICY SURRENDERS AND PARTIAL SURRENDERS
A surrender or lapse of the Policy may have income tax consequences. Upon surrender, the owner(s) is not taxed on the surrender value except for the amount, if any, that exceeds the gross premiums paid less the untaxed portion of any prior surrenders. The amount of any loan indebtedness, upon surrender or lapse, is added to the net surrender value and treated, for this purpose, as if it had been received. A loss incurred upon surrender is generally not deductible. The tax consequences of a surrender may differ if the proceeds are received under any benefit payment option.

A full surrender of the Policy will, and a partial surrender may, be included in your gross income to the extent that the distribution exceeds your premiums paid into the Policy. Partial surrenders generally are not taxable unless the total of such surrenders exceeds total premiums paid to the date of partial surrender less the untaxed portion of any prior partial surrenders. If within the first fifteen policy years, you make a partial surrender with a corresponding reduction in the total face amount, special rules apply. Under those circumstances, the Internal Revenue Code has defined a special formula under which you may be taxed on all or a portion of the surrender amount.


Transfers between the division(s) are not considered as distributions from the Policy and would not be considered taxable income.


NOTE: The tax treatment of partial surrenders described above also applies to preferred partial surrenders.

TAXATION OF POLICY LOANS AND LOAN INTEREST
If the Policy is not a modified endowment contract, loans received under the Policy are not generally considered to be distributions subject to tax. Interest paid to us as a result of a policy loan may or may not be deductible depending on a number of factors.

If the Policy is a modified endowment contract, loans received under the Policy are considered to be distributions subject to tax.


If the Policy lapses with an outstanding loan balance, there may be tax consequences.


TAXATION OF CHANGE OF OWNER
If an ownership change occurs, the taxable amount is calculated by taking the policy value less net premiums paid.

Transfer of ownership may have tax consequences to the owner. Please consult with your tax advisor before changing ownership of your life insurance policy.

TAXATION OF CHANGE OF INSURED
For tax purposes, changing the insured is considered to be the same as a surrender of the policy. The taxable amount is the difference between the policy value and the net premiums paid.

MODIFIED ENDOWMENT CONTRACT STATUS
A Policy becomes a Modified Endowment Contract when premiums paid exceed certain premium limits as defined by Section 7702A of the Internal Revenue Code. There is no change regarding the tax-deferred internal build-up of policy value or the income tax-free death benefit to your beneficiary(ies), however, distributions from a Modified Endowment Contract are taxed as if the Policy is a deferred annuity. Thus, taxation on partial surrenders, policy loans and other defined distributions will occur if your policy value is greater than your premiums paid. In addition, taxable distributions are subject to a federal income tax penalty of 10% unless the distribution is .. made after the owner attains age 591/2; or .. attributable to the taxpayer becoming disabled; or .. part of a series of substantially equal periodic payments (made not less frequently than annually) made for the life or life expectancy of the taxpayer or the joint lives or joint life expectancy of the taxpayer and beneficiary.

Once a Policy is classified as a Modified Endowment Contract, the classification cannot be changed. Modified endowment contract classification may be avoided by limiting the amount of premiums paid under the Policy. In the absence of your instructions, we will refund all or part of the premium payment that would make the Policy a modified endowment contract.


TAXATION OF EXCHANGE OR ASSIGNMENT OF POLICIES
A change of policy, or an exchange or assignment of a Policy may have tax consequences. An assignment or exchange may result in taxable income to the transferring owner.

CORPORATE ALTERNATIVE MINIMUM TAX
Ownership of a Policy by certain corporations may affect the owner's exposure to the corporate alternative minimum tax. In determining whether it is subject to alternative minimum tax, the corporate owner must make two computations. First, the corporation must take into account a portion of the current year's increase in the built-in gain in its corporate owned policies. Second, the corporation must take into account a portion of the amount by which the death benefits received under any Policy exceed the sum of a) the premiums paid on that Policy in the year of death, and b) the corporation's basis in the Policy (as measured for alternative minimum tax purposes) as of the end of the corporation's tax year immediately preceding the year of death. The corporate alternative minimum tax does not apply to S Corporations. Such tax also does not apply to "Small Corporations" as defined by Section 55(c) of the Internal Revenue Code. Corporations with gross receipts of $5,000,000 or less for their first taxable year after 1996, with gross receipts not exceeding $7,500,000 after the first taxable year, will meet this definition.

SPECIAL CONSIDERATIONS FOR CORPORATIONS
Section 264 of the Internal Revenue Code imposes numerous limitations on the interest and other business deductions that may otherwise be available to businesses that own life insurance policies. In addition, the premium paid by a business for a life insurance policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the policy. For purposes of the alternative minimum tax ("AMT") that may be imposed on corporations, the death benefit from a life insurance policy, even though excluded from gross income for normal tax purposes, is included in "adjusted current earnings" for AMT purposes. In addition, although increases to the cash surrender value of a life insurance policy are generally excluded from gross income for normal income tax purposes, such increases are included in adjusted current earnings for income tax purposes.

OTHER TAX ISSUES
Federal estate taxes and state and local estate, inheritance, and other taxes may become due depending on applicable law and your circumstances or the circumstances of the Policy beneficiary(ies) if you or the insured dies.

WITHHOLDING
Withholding is generally required on certain taxable distributions under insurance contracts. In the case of periodic payments, the withholding is at graduated rates. With respect to non-periodic distributions, withholding is a flat rate of 10%. You may elect to have either non-periodic or periodic payments made without withholding except if your tax identification number has not been furnished to us or if the Internal Revenue Service has notified us that the number you furnished is incorrect.

GENERAL PROVISIONS


FREQUENT TRADING AND MARKET-TIMING (ABUSIVE TRADING PRACTICES)
This Policy is not designed for frequent trading or market timing activity of the investment options. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase this Policy. The Company does not accommodate market timing.

We consider frequent trading and market timing activities to be abusive trading practices because they:
.. Disrupt the management of the underlying mutual funds by:
  . forcing the fund to hold short-term (liquid) assets rather than investing for long term growth, which results in lost investment opportunities for the fund; and
  . causing unplanned portfolio turnover;
.. Hurt the portfolio performance of the underlying mutual funds; and
.. Increase expenses of the underlying mutual fund and separate account due to:
  . increased broker-dealer commissions; and
  . increased recordkeeping and related costs.
If we are not able to identify such abusive trading practices, the abuses described above will negatively impact the Contract and cause investors to suffer the harms described.

We have adopted policies and procedures to help us identify and prevent abusive trading practices. In addition, the underlying mutual funds monitor trading activity to identify and take action against abuses. While our policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that we will identify and prevent abusive trading in all instances. When we do identify abusive trading, we will apply our policies and procedures in a fair and uniform manner.


If we, or an underlying mutual fund that is an investment option with the Contract, deem abusive trading practices to be occurring, we will take action that may include, but is not limited to:
.. Rejecting transfer instructions from a Contract owner or other person authorized by the owner to direct transfers;
.. Restricting submission of transfer requests by, for example, allowing transfer requests to be submitted by 1/st/ class U.S. mail only and disallowing requests made via the internet, by facsimile, by overnight courier or by telephone;
.. Limiting the number of unscheduled transfers during a Contract year to no more than 12;
.. Prohibiting you from requesting a transfer among the divisions for a minimum of thirty days where there is evidence of at least one round-trip transaction (exchange or redemption of shares that were purchased within 30 days of the exchange/redemption) by you; and
.. Taking such other action as directed by the underlying mutual fund.

The underlying mutual funds have reserved the right to accept or reject, without prior written notice, any transfer requests.


In some instances, a transfer may be completed prior to a determination of abusive trading. In those instances, we will reverse the transfer (within two business days of the transfer) and return the Contract to the investment option holdings it had prior to the transfer. We will give you notice in writing in this instance.


PURCHASE PROCEDURES
A completed application and required supplements must be submitted to us through an agent or broker selling the Policy.

The minimum total face amount when the Policy is originally issued is $100,000. We reserve the right to increase or decrease the minimum total face amount. The increased minimum face amount would apply only to Policies issued after the effective date of the increase.


To issue a Policy, we require that the age of the insured be 75 or younger as of the policy date. Other underwriting restrictions may apply. An applicant for the Policy must:
.. furnish satisfactory evidence of insurability of the insured; and .. meet our insurance underwriting guidelines and suitability rules.

If you want insurance coverage to start at the time the application is submitted, a payment must be sent with the completed application. The amount is based on the face amount of the Policy, the death benefit option and the charges and expenses of the Policy. This amount is shown on the policy illustration provided to you by your registered representative. If this amount is submitted with the application, a conditional receipt will be given to you. The receipt acknowledges the initial payment and details any interim conditional insurance coverage.


We reserve the right to reject any application or related premium if we determine that we have not received complete information and/or instructions or that our underwriting guidelines, suitability rules or procedures have not been met.


Important Information about Customer Identification Procedures
--------------------------------------------------------------
To help the government fight the funding of terrorism and money laundering activities, federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to verify your identity. We may also ask to see your driver's license or other identifying documents.

If concerns arise with verification of your identification, no transactions, other than redemptions, will be permitted while we attempt to reconcile the concerns. If we are unable to verify your identity within 30 days of our receipt of your original purchase, the account(s) will be closed and redeemed in accordance with normal redemption procedures.


Policy Date
-----------
If we issue a Policy, a policy date is determined. Policies will not be dated on the 29th, 30th or 31st of any month. Policies that would otherwise be dated on these dates are dated on the 28th of the same month. Policies that are issued on a cash on delivery (COD) basis and that would otherwise be dated on the 29th, 30th or 31st of a month will be dated on the first day of the following month. The policy date is shown on the current data pages. Current data pages are the most recent policy specification pages issued to a Policy owner and are located in the Policy.

Upon specific request and our approval, the Policy may be backdated. The policy date may not be more than six months prior to the date of application (or shorter period if required by state law). Payment of at least the monthly policy charges is required for the backdated period. Monthly policy charges are deducted from the policy value for the backdated period.


Effective Date
--------------
The Policy date and the effective date are the same unless a backdated policy date is requested. Insurance coverage is effective, provided all purchase requirements for the Policy have been satisfied.

If the proposed insured dies before the effective date, there is no coverage under the Policy (coverage is determined solely under the terms of the conditional receipt, if any).


DISTRIBUTION OF THE POLICY
The Company has appointed Princor Financial Services Corporation ("Princor") (Des Moines, Iowa 50392-0200), a broker-dealer registered under the Securities Exchange Act of 1934, a member of the National Association of Securities Dealers, Inc. and affiliate of the Company, as the distributor and principal underwriter of the Policy. The Company pays commissions to Princor of no more than 12% of premiums received by the Company in the first policy year (or first policy year following an adjustment) up to the target premium. In the second through the fifth policy years following the policy date (or adjustment date), commissions range from 0% to 5% of premiums received; in policy years six through ten following the policy date (or adjustment date), commissions range from 0% to 1.5% of premiums received. Princor also may receive 12b-1 fees in connection with purchases and sales of mutual funds underlying the Policies. The 12b-1 fees for the underlying mutual funds are shown in this Policy prospectus in Summary: Fee Tables, Annual Underlying Mutual Fund Operating Expenses section of this prospectus.

Applications for the Policies are solicited by registered representatives of Princor or such other broker-dealers as have entered into selling agreements with Princor. Such registered representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Policy in all jurisdictions where it is licensed to do business and where the Policy is approved.


PAYMENTS TO FINANCIAL INTERMEDIARIES
The Company pays compensation to broker-dealers, financial institutions and other parties ("Financial Intermediaries") for the sale of the Policy according to schedules in the sales agreements and other agreements reached between the Company and the Financial Intermediaries. Such compensation generally consists of commissions on premiums paid on the Policy. The Company and/or its affiliates may also pay other amounts ("Additional Payments") that include, but are not limited to, marketing allowances, expense reimbursements and education payments. These Additional Payments are designed to provide incentives for the sale of the Policies as well as other products sold by the Company and may influence the Financial Intermediary or sales representative to recommend the purchase of this Policy over competing annuity contracts or over other investment options. You may ask your sales representative about these differing and divergent interests, how she/he is personally compensated and how his/her broker-dealer is compensated for soliciting applications for the Policy.

SERVICE ARRANGEMENTS AND COMPENSATION
The Company has entered into agreements with the distributors, advisers and/or the affiliates of some of the mutual funds underlying the Policy and receives compensation for providing certain services including, but not limited to, distribution and operational support services, to the underlying mutual fund. Fees for these services are paid periodically (typically, quarterly or monthly) based on the average daily net asset value of shares of each fund held by the Separate Account and purchased at the Policy owners' instructions. Because the Company receives such fees, it may be subject to competing interests in making these funds available as investment options under the Policy. The Company takes into consideration the anticipated payments from underling mutual funds when it determines the charges assessed under the Policy. Without these payments, charges under the Policy are expected to be higher.

STATEMENT OF VALUES
You will receive an annual statement once each policy year. The statement will show:
.. current death benefit;
.. current policy value and net surrender value;
.. all premiums paid since the last statement;
.. all charges since the last statement;
.. any loan indebtedness;
.. any partial surrenders since the last statement;
.. the number of units and unit value;
.. total value of each of the divisions and of the fixed account;
.. designated beneficiary(ies); and
.. all riders included in the Policy.

At any time, you may request a free current statement by telephoning 1-800-247-9988.


We also send you the reports required by the Investment Company Act of 1940 (as amended).


SERVICES AVAILABLE VIA THE TELEPHONE
If you elect telephone privileges, instructions for the following transactions may be given to us via the telephone:
.. change in allocations of future premium payments;
.. change in allocation of the monthly policy charge;
.. change to your APR instructions;
.. change to your scheduled transfer instructions;
.. unscheduled transfers; and
.. request for a policy loan (of $100,000 or less).

Instructions:
.. may be given by calling us at 1-800-247-9988 between 8 a.m. and 5 p.m. Eastern
  Time on any day that the NYSE is open;
.. must be received by us before the close of the NYSE (generally 4:00 p.m.
  Eastern Time) to be effective the day they are given;
.. are effective the next business day if not received until after the close of the NYSE.

Although neither the Separate Account nor the Company is responsible for the authenticity of telephone transaction instructions, the Separate Account and the Company reserve the right to refuse telephone instructions. You are liable for a loss resulting from a fraudulent telephone or internet order that we reasonably believe is genuine. We use reasonable procedures to assure instructions are genuine. If the procedures are not followed, we may be liable for loss due to unauthorized or fraudulent transactions. The procedures for telephone instructions include: recording all telephone instructions, requesting personal identification information (name, phone number, social security number, birth date, etc.) and sending written confirmation to the owner's address of record.


MISSTATEMENT OF AGE OR GENDER
If the age or, where applicable, gender of the insured has been misstated, we adjust the death benefit payable under your Policy to reflect the amount that would have been payable at the correct age and gender.

NON-PARTICIPATING POLICY
The Policies do not share in any divisible surplus of the Company.

INCONTESTABILITY
We will not contest the insurance coverage provided by the Policy, except for any increases in face amount, after the Policy has been in force during the lifetime of the insured for a period of two years from the policy date. Any face amount increase has its own two-year contestability period that begins on the effective date of the adjustment. In many states, the time limit in the incontestability period does not apply to fraudulent misrepresentations.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The financial statements of the Principal Life Insurance Company Variable Life Separate Account and the consolidated financial statements of the Principal Life Insurance Company are included in the Statement of Additional Information. Those statements have been audited by Ernst & Young LLP, independent registered public accounting firm, 801 Grand Avenue, Des Moines, Iowa 50309, for the periods indicated in their reports.

LEGAL PROCEEDINGS

There are no legal proceedings pending to which the Separate Account is a party or which would materially affect the Separate Account.

TABLE OF SEPARATE ACCOUNT DIVISIONS

The following is a brief summary of the investment objectives of each division. There is no guarantee that the objectives will be met.

AIM V.I. CAPITAL APPRECIATION DIVISION

              INVESTS IN: AIM V.I. Capital Appreciation Fund - Series I Shares INVESTMENT ADVISOR: A I M Advisors, Inc.
              INVESTMENT OBJECTIVE: to seek growth of capital.

AIM V.I. CORE EQUITY DIVISION

              INVESTS IN: AIM V.I. Core Equity Fund - Series I Shares INVESTMENT ADVISOR: A I M Advisors, Inc.
              INVESTMENT OBJECTIVE: seeks growth of capital. The Fund invests normally at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities, of established companies that have long-term above-average growth in earnings, and growth companies that are believed to have the potential for above-average growth in earnings.

AIM V.I. DYNAMICS DIVISION

              INVESTS IN: AIM V.I. Dynamics Fund - Series I Shares
              INVESTMENT ADVISOR: A I M Advisors, Inc.
              INVESTMENT OBJECTIVE: seeks long-term capital growth by normally investing at least 65% of its net assets in common stocks of mid-size companies.

AIM V.I. GLOBAL HEALTH CARE DIVISION

              INVESTS IN: AIM V.I. Global Health Care Fund - Series I Shares INVESTMENT ADVISOR: A I M Advisors, Inc.
              INVESTMENT OBJECTIVE: seeks long-term capital growth. The Fund invests normally 80% of its assets in securities of healthcare industry companies.

AIM V.I. INTERNATIONAL GROWTH DIVISION

              INVESTS IN: AIM V.I. International Growth Fund - Series I Shares INVESTMENT ADVISOR: A I M Advisors, Inc.
              INVESTMENT OBJECTIVE: seeks to provide long-term growth of capital by investing in a diversified portfolio of international equity securities whose issuers are considered to have strong earnings momentum.

AIM V.I. MID CAP CORE EQUITY DIVISION

              INVESTS IN: AIM V.I. Mid Cap Core Equity Fund - Series II Shares INVESTMENT ADVISOR: A I M Advisors, Inc.
              INVESTMENT OBJECTIVE: seeks long-term growth of capital.

AIM V.I. SMALL CAP EQUITY DIVISION

              INVESTS IN: AIM V.I. Small Cap Equity Fund - Series I Shares INVESTMENT ADVISOR: A I M Advisors, Inc.
              INVESTMENT OBJECTIVE: seeks long-term growth of capital.

AIM V.I. TECHNOLOGY DIVISION

              INVESTS IN: AIM V.I. Technology Fund - Series I Shares
              INVESTMENT ADVISOR: A I M Advisors, Inc.
              INVESTMENT OBJECTIVE: seeks long-term capital growth by investing primarily at least 80% of its net assets in the equity securities and equity related instruments of companies engaged in technology related industries.

AMERICAN CENTURY VP INCOME & GROWTH DIVISION

              INVESTS IN: American Century Variable Portfolios, Inc. VP Income &
                Growth Fund - Class II
              INVESTMENT ADVISOR: American Century Investment Management, Inc. INVESTMENT OBJECTIVE: seeks dividend growth, current income and appreciation. The account will seek to achieve its investment objective by investing in common stocks.

AMERICAN CENTURY VP INTERNATIONAL DIVISION

              INVESTS IN: American Century Variable Portfolios, Inc. VP
                International Fund - Class II
              INVESTMENT ADVISOR: American Century Investment Management, Inc. INVESTMENT OBJECTIVE: seeks long-term capital growth around the world by investing in stocks of foreign companies.

AMERICAN CENTURY VP MID CAP VALUE DIVISION

              INVESTS IN: American Century Variable Portfolios, Inc. VP Mid Cap
                Value Fund - Class II
              INVESTMENT ADVISOR: American Century Investment Management, Inc. INVESTMENT OBJECTIVE: seeks capital growth over time and, secondarily, income by investing primarily in equity securities.

AMERICAN CENTURY VP ULTRA DIVISION

              INVESTS IN: American Century Variable Portfolios, Inc. VP Ultra
                Fund - Class II
              INVESTMENT ADVISOR: American Century Investment Management, Inc. INVESTMENT OBJECTIVE: seeks long-term capital growth by investing primarily in stocks of U.S. companies.

AMERICAN CENTURY VP VALUE DIVISION

              INVESTS IN: American Century Variable Portfolios, Inc. VP Value
                Fund - Class II
              INVESTMENT ADVISOR: American Century Investment Management, Inc. INVESTMENT OBJECTIVE: seeks capital growth over time and, secondarily, income by investing primarily in equity securities.

AMERICAN CENTURY VP VISTA DIVISION

              INVESTS IN: American Century Variable Portfolios, Inc. Vista Fund
                - Class II
              INVESTMENT ADVISOR: American Century Investment Management, Inc. INVESTMENT OBJECTIVE: seeks long-term capital growth.

DREYFUS IP CORE VALUE DIVISION

              INVESTS IN: Dreyfus Investment Portfolios Core Value Portfolio -
                Service Class
              INVESTMENT ADVISOR: The Boston Company through a sub-advisory agreement
              INVESTMENT OBJECTIVE: seeks long-term capital growth as a primary objective, with current income as a secondary objective. Invests primarily in equity securities of large-cap value companies.

DREYFUS SOCIALLY RESPONSIBLE GROWTH DIVISION

              INVESTS IN: Dreyfus Socially Responsible Growth Fund, Inc. -
                Service Class
              INVESTMENT ADVISOR: The Dreyfus Corporation
              INVESTMENT OBJECTIVE: seeks capital growth by investing primarily in large-cap stocks that meet certain financial as well as social criteria.

DREYFUS VIF APPRECIATION DIVISION

              INVESTS IN: Dreyfus Variable Investment Fund Appreciation
                Portfolio - Service Class
              INVESTMENT ADVISOR: Fayez Sarofim & Co. through a sub-advisory agreement
              INVESTMENT OBJECTIVE: seeks long-term capital growth by investing in common stocks.

DREYFUS VIF DEVELOPING LEADERS DIVISION

              INVESTS IN: Dreyfus Variable Investment Fund Developing Leaders
                Portfolio - Service Class
              INVESTMENT ADVISOR: The Dreyfus Corporation
              INVESTMENT OBJECTIVE: seeks capital appreciation by investing in the stocks of companies with small market capitalizations.

DREYFUS VIF QUALITY BOND DIVISION

              INVESTS IN: Dreyfus Variable Investment Fund Quality Bond
                Portfolio - Service Class
              INVESTMENT ADVISOR: The Dreyfus Corporation
              INVESTMENT OBJECTIVE: seeks to maximize current income consistent with the preservation of capital and maintenance of liquidity by investing in fixed-income securities.

FIDELITY VIP ASSET MANAGER DIVISION

              INVESTS IN: Fidelity VIP Asset Manager Portfolio - Service Class 2 INVESTMENT ADVISOR: Fidelity Management & Research Company INVESTMENT OBJECTIVE: seeks high total return with reduced risk over the long-term by allocating its assets among stocks, bonds and short-term instruments.

FIDELITY VIP CONTRAFUND DIVISION

              INVESTS IN: Fidelity VIP Contrafund Portfolio - Service Class 2 INVESTMENT ADVISOR: Fidelity Management & Research Company INVESTMENT OBJECTIVE: seeks long-term capital appreciation.

FIDELITY VIP EQUITY-INCOME DIVISION

              INVESTS IN: Fidelity VIP Equity-Income Portfolio - Service Class 2 INVESTMENT ADVISOR: Fidelity Management & Research Company INVESTMENT OBJECTIVE: seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goad is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500/SM/ Index (S&P 500/(R)/).

FIDELITY VIP GROWTH DIVISION

              INVESTS IN: Fidelity VIP Growth Portfolio - Service Class 2 INVESTMENT ADVISOR: Fidelity Management & Research Company INVESTMENT OBJECTIVE: seeks to achieve capital appreciation.

FIDELITY VIP HIGH INCOME DIVISION

              INVESTS IN: Fidelity VIP High Income Portfolio - Service Class 2 INVESTMENT ADVISOR: Fidelity Management & Research Company INVESTMENT OBJECTIVE: seeks a high level of current income, while also considering growth of capital.

FIDELITY VIP MID CAP DIVISION

              INVESTS IN: Fidelity VIP Mid Cap Portfolio - Service Class 2 INVESTMENT ADVISOR: Fidelity Management & Research Company INVESTMENT OBJECTIVE: seeks long-term growth of capital.

FRANKLIN INCOME SECURITIES DIVISION

              INVESTS IN: Franklin Templeton VIP Trust Income Securities Fund -
                Class 2
              INVESTMENT ADVISOR: Franklin Templeton Investments
              INVESTMENT OBJECTIVE: seeks to maximize income while maintaining prospects for capital appreciation. The fund normally invests in both equity and debt securities. The fund seeks income by investing in corporate, foreign and U.S. Treasury bonds as well as stocks with dividend yields the manager believes are attractive.

FRANKLIN MUTUAL DISCOVERY DIVISION

              INVESTS IN: Franklin Templeton VIP Trust Mutual Discovery
                Securities Fund - Class 2
              INVESTMENT ADVISOR: Franklin Templeton Investments
              INVESTMENT OBJECTIVE: seeks capital appreciation. The Fund normally invests mainly in U.S. and foreign equity securities that the manager believes are undervalued. The Fund normally invests primarily in undervalued stocks and to a lesser extent in risk arbitrage securities and distressed companies.

FRANKLIN MUTUAL SHARES DIVISION

              INVESTS IN: Franklin Templeton VIP Trust Mutual Shares Securities
                Fund - Class 2
              INVESTMENT ADVISOR: Franklin Templeton Investments
              INVESTMENT OBJECTIVE: seeks capital appreciation, with income as a secondary goal. The Fund normally invests mainly in equity securities that the manager believes are undervalued. The Fund normally invests primarily in undervalued stocks and to a lesser extent in risk arbitrage securities and distressed companies.

FRANKLIN RISING DIVIDENDS DIVISION

              INVESTS IN: Franklin Templeton VIP Trust Rising Dividends
                Securities Fund - Class 2
              INVESTMENT ADVISOR: Franklin Templeton Investments
              INVESTMENT OBJECTIVE: seeks long-term capital appreciation, with preservation of capital as an important consideration. The Fund normally invests at least 80% of its net assets in investments of companies that have paid rising dividends, and normally invests predominantly in equity securities.

FRANKLIN SMALL CAP VALUE SECURITIES DIVISION

              INVESTS IN: Franklin Templeton VIP Trust Small Cap Value
                Securities Fund - Class 2
              INVESTMENT ADVISOR: Franklin Templeton Investments
              INVESTMENT OBJECTIVE: seeks long term total return. The Fund normally invests at least 80% of its net assets in investments of small capitalization companies and normally invests predominantly in equity securities. For this Fund small-capitalization companies are those with market capitalization values not exceeding $2.5 billion, at the time of purchase. The Fund invests mainly in equity securities of companies that the manager believes are undervalued.

FRANKLIN TEMPLETON FOREIGN SECURITIES DIVISION

              INVESTS IN: Franklin Templeton VIP Trust Templeton Foreign
                Securities Fund - Class 2
              INVESTMENT ADVISOR: Franklin Templeton Investment Management
                Limited
              INVESTMENT OBJECTIVE:


GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY DIVISION

              INVESTS IN: Goldman Sachs VIT - Goldman Sachs Structured Small Cap
                Equity Fund
              INVESTMENT ADVISOR: Goldman Sachs Asset Management, L.P. INVESTMENT OBJECTIVE: seeks long-term growth of capital.

JANUS ASPEN BALANCED DIVISION

              INVESTS IN: Janus Aspen Series Balanced Portfolio - Service Shares INVESTMENT ADVISOR: Janus Capital Management LLC
              INVESTMENT OBJECTIVE: seeks long-term growth of capital,
                consistent with preservation of capital and balanced by current income by normally investing 50-60% of its assets in equity securities selected primarily for their growth potential and 40-50% of its assets in securities selected primarily for their income potential. The Portfolio normally invests at least 25% of its assets in fixed-income senior securities.

JANUS ASPEN FLEXIBLE BOND DIVISION

              INVESTS IN: Janus Aspen Series Flexible Bond Portfolio - Service
                Shares
              INVESTMENT ADVISOR: Janus Capital Management LLC
              INVESTMENT OBJECTIVE: seeks to obtain maximum total return, consistent with preservation of capital by primarily investing, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in bonds, including, but not limited to, government bonds, corporate bonds, convertible bonds, mortgage-backed securities and zero-coupon bonds.

JANUS ASPEN FUNDAMENTAL EQUITY DIVISION

              INVESTS IN: Janus Aspen Series Fundamental Equity Portfolio -
                Service Shares
              INVESTMENT ADVISOR: Janus Capital Management LLC
              INVESTMENT OBJECTIVE: seeks long-term growth of capital by normally investing, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in equity securities selected for their growth potential.

JANUS ASPEN INTERNATIONAL GROWTH DIVISION

              INVESTS IN: Janus Aspen Series International Growth Portfolio -
                Service Shares
              INVESTMENT ADVISOR: Janus Capital Management LLC
              INVESTMENT OBJECTIVE: seeks long-term growth of capital by investing, under normal circumstances, at least 80% of net assets, plus the amount of any borrowings for investment purposes, in securities of issuers from several different countries, excluding the United States. The Portfolio may at times invest in U.S. issuers, and it may, under unusual circumstances, invest all of its assets in a single country. The Portfolio may have significant exposure to emerging markets.

JANUS ASPEN MID CAP GROWTH DIVISION

              INVESTS IN: Janus Aspen Series Mid Cap Growth Portfolio - Service
                Shares
              INVESTMENT ADVISOR: Janus Capital Management LLC
              INVESTMENT OBJECTIVE: seeks long-term growth of capital. It pursues its objective by investing, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in equity securities of mid-sized companies whose market capitalization falls, at the time of purchase, in the 12-month average of the capitalization range of the Russell Midcap Growth Index.

JANUS ASPEN WORLDWIDE GROWTH DIVISION

              INVESTS IN: Janus Aspen Series Worldwide Growth Portfolio -
                Service Shares
              INVESTMENT ADVISOR: Janus Capital Management LLC
              INVESTMENT OBJECTIVE: seeks long-term growth of capital in a manner consistent with the preservation of capital by investing primarily in common stocks of companies of any size located throughout the world. The Portfolio normally invests in issuers from several different countries, including the United States. The Portfolio may, under unusual circumstances, invest in a single country. The Portfolio may have significant exposure to emerging markets.

JP MORGAN BOND DIVISION

              INVESTS IN: J.P. Morgan Series Trust II - JP Morgan Bond Portfolio INVESTMENT ADVISOR: J.P. Morgan Investment Management Inc. INVESTMENT OBJECTIVE: seeks to provide high total return consistent with moderate risk of capital and maintenance of liquidity.

JP MORGAN SMALL COMPANY DIVISION

              INVESTS IN: J.P. Morgan Series Trust II - JP Morgan Small Company
                Portfolio
              INVESTMENT ADVISOR: J.P. Morgan Investment Management Inc. INVESTMENT OBJECTIVE: seeks to provide high total return from a portfolio of small company stocks.

MFS VIT EMERGING GROWTH DIVISION

              INVESTS IN: MFS VIT Emerging Growth Series - Service Class INVESTMENT ADVISOR: Massachusetts Financial Services Company INVESTMENT OBJECTIVE: seeks emerging growth companies for long-term growth of capital.

MFS VIT GLOBAL EQUITY DIVISION

              INVESTS IN: MFS VIT Global Equity Series - Service Class INVESTMENT ADVISOR: Massachusetts Financial Services Company. INVESTMENT OBJECTIVE: seeks capital appreciation.

MFS VIT MIDCAP GROWTH DIVISION

              INVESTS IN: MFS VIT MidCap Growth Series - Service Class INVESTMENT ADVISOR: Massachusetts Financial Services Company INVESTMENT OBJECTIVE: seeks long-term growth of capital from mid-capitalization company stocks.

MFS VIT NEW DISCOVERY DIVISION

              INVESTS IN: MFS VIT New Discovery Series - Service Class INVESTMENT ADVISOR: Massachusetts Financial Services Company INVESTMENT OBJECTIVE: seeks long-term growth potential from small company stocks.

MFS VIT RESEARCH INTERNATIONAL DIVISION

              INVESTS IN: MFS VIT Research International Series - Service Class INVESTMENT ADVISOR: Massachusetts Financial Services Company INVESTMENT OBJECTIVE:


MFS VIT VALUE DIVISION

              INVESTS IN: MFS VIT Value Series - Service Class
              INVESTMENT ADVISOR: Massachusetts Financial Services Company INVESTMENT OBJECTIVE: seeks undervalued income producing stocks with capital appreciation potential.

NEUBERGER BERMAN AMT FASCIANO DIVISION

              INVESTS IN: Neuberger Berman AMT Fasciano Portfolio - S Class INVESTMENT ADVISOR: Neuberger Berman Management Inc. INVESTMENT OBJECTIVE: seeks long-term capital growth.

NEUBERGER BERMAN AMT GUARDIAN DIVISION

              INVESTS IN: Neuberger Berman AMT Guardian Portfolio - I Class INVESTMENT ADVISOR: Neuberger Berman Management Inc.
              INVESTMENT OBJECTIVE: seeks long-term growth of capital and, secondarily, current income by primarily investing in stocks of long-established companies considered to be undervalued in comparison to stocks of similar companies.

NEUBERGER BERMAN AMT PARTNERS DIVISION

              INVESTS IN: Neuberger Berman AMT Partners Portfolio - I Class INVESTMENT ADVISOR: Neuberger Berman Management Inc. INVESTMENT OBJECTIVE: seeks growth of capital.

BOND DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Bond Account -
                Class 1
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to provide as high a level of income as is consistent with preservation of capital and prudent investment risk.

CAPITAL VALUE DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Capital Value
                Account - Class 1
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to provide long-term capital appreciation and secondarily growth investment income. The Account seeks to achieve its investment objectives through the purchase primarily of common stocks, but the Account may invest in other securities.

DIVERSIFIED INTERNATIONAL DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Diversified
                International Account - Class 1
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek long-term growth of capital by investing in a portfolio of equity securities domiciled in any of the nations of the world.

EQUITY GROWTH DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Equity Growth
                Account - Class 1
              INVESTMENT ADVISOR: T. Rowe Price Associates, Inc. through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to provide long-term capital appreciation by investing primarily in growth-oriented common stocks of medium and large capitalization U.S. corporations and, to a limited extent, foreign corporations.

GOVERNMENT & HIGH QUALITY BOND DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Government & High
                Quality Bond Account - Class 1
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek a high level of current income, liquidity and safety of principal.

GROWTH DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Growth Account -
                Class 1
              INVESTMENT ADVISOR: Columbus Circle Investors through a
                sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek growth of capital. The Account seeks to achieve its objective through the purchase primarily of common stocks, but the Account may invest in other securities.

INTERNATIONAL EMERGING MARKETS DIVISION

              INVESTS IN: Principal Variable Contracts Fund - International
                Emerging Markets Account - Class 1
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: seeks long-term growth of capital by investing in equity securities of issuers in emerging market countries.

INTERNATIONAL SMALLCAP DIVISION

              INVESTS IN: Principal Variable Contracts Fund - International
                SmallCap Account - Class 1
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek long-term growth of capital. The
                Account will attempt to achieve its objective by investing primarily in equity securities of non-U.S. companies with comparatively smaller market capitalizations.

LARGECAP BLEND DIVISION

              INVESTS IN: Principal Variable Contracts Fund - LargeCap Blend
                Account - Class 1
              INVESTMENT ADVISOR: T. Rowe Price Associates, Inc. through a sub-advisory agreement
              INVESTMENT OBJECTIVE: seeks long-term growth of capital.

LARGECAP VALUE DIVISION

              INVESTS IN: Principal Variable Contracts Fund - LargeCap Value
                Account - Class 1
              INVESTMENT ADVISOR: AllianceBernstein, L.P. through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek long-term growth of capital.

MIDCAP DIVISION

              INVESTS IN: Principal Variable Contracts Fund - MidCap Account -
                Class 1
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to achieve capital appreciation by investing primarily in securities of emerging and other growth-oriented companies.

MIDCAP GROWTH DIVISION

              INVESTS IN: Principal Variable Contracts Fund - MidCap Growth
                Account - Class 1
              INVESTMENT ADVISOR: Mellon Equity Associates, LLP through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek long-term growth of capital. The
                Account will attempt to achieve its objective by investing primarily in growth stocks of medium market capitalization companies.

MIDCAP VALUE DIVISION

              INVESTS IN: Principal Variable Contracts Fund - MidCap Value
                Account - Class 1
              INVESTMENT ADVISOR: Neuberger Berman Management, Inc. through a sub-advisory agreement.
              INVESTMENT OBJECTIVE: seeks long-term growth of capital by investing primarily in equity securities of companies with value characteristics and medium market capitalizations.

MONEY MARKET DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Money Market
                Account - Class 1
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek as high a level of current income available from short-term securities as is considered consistent with preservation of principal and maintenance of liquidity by investing all of its assets in a portfolio of money market instruments.

PRINCIPAL LIFETIME 2010 DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Principal LifeTime
                2010 Account - Class 1
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: seeks a total return consisting of long-term growth of capital and current income by investing primarily in shares of other Principal Variable Contracts Fund accounts.

PRINCIPAL LIFETIME 2020 DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Principal LifeTime
                2020 Account - Class 1
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: seeks a total return consisting of long-term growth of capital and current income by investing primarily in shares of other Principal Variable Contracts Fund accounts.

PRINCIPAL LIFETIME 2030 DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Principal LifeTime
                2030 Account - Class 1
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: seeks a total return consisting of long-term growth of capital and current income by investing primarily in shares of other Principal Variable Contracts Fund accounts.

PRINCIPAL LIFETIME 2040 DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Principal LifeTime
                2040 Account - Class 1
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: seeks a total return consisting of long-term growth of capital and current income by investing primarily in shares of other Principal Variable Contracts Fund accounts.

PRINCIPAL LIFETIME 2050 DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Principal LifeTime
                2050 Account - Class 1
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: seeks a total return consisting of long-term growth of capital and current income by investing primarily in shares of other Principal Variable Contracts Fund accounts.

PRINCIPAL LIFETIME STRATEGIC INCOME DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Principal LifeTime
                Strategic Income Account - Class 1
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: seeks high current income by investing primarily in shares of other Principal Variable Contracts Fund accounts.

REAL ESTATE SECURITIES DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Real Estate
                Securities Account - Class 1
              INVESTMENT ADVISOR: Principal Real Estate Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek to generate a high total return. The
                Account will attempt to achieve its objective by investing primarily in equity securities of companies principally engaged in the real estate industry.

SHORT-TERM BOND DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Short-Term Bond
                Account - Class 1
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to provide current income.

SMALLCAP DIVISION

              INVESTS IN: Principal Variable Contracts Fund - SmallCap Account -
                Class 1
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek long-term growth of capital. The
                Account will attempt to achieve its objective by investing primarily in equity securities of both growth and value oriented companies with comparatively smaller market capitalizations.

SMALLCAP GROWTH DIVISION

              INVESTS IN: Principal Variable Contracts Fund - SmallCap Growth
                Account - Class 1
              INVESTMENT ADVISOR: Emerald Advisors, Inc. through a sub-advisory agreement;
                Essex Investment Management Company, LLC through a sub-advisory agreement; and
                UBS Global Asset Management (Americas) Inc. through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek long-term growth of capital. The
                Account will attempt to achieve its objective by investing primarily in equity securities of growth companies with comparatively smaller market capitalizations.

SMALLCAP VALUE DIVISION

              INVESTS IN: Principal Variable Contracts Fund - SmallCap Value
                Account - Class 1
              INVESTMENT ADVISOR: J.P. Morgan Investment Management, Inc.
                through a sub-advisory agreement and Mellon Equity Associates, LLP through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek long-term growth of capital by investing primarily in equity securities of small companies with value characteristics and comparatively smaller market capitalizations.

STRATEGIC ASSET MANAGEMENT BALANCED DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Strategic Asset
                Management Balanced Portfolio - Class 1
              INVESTMENT ADVISOR: Edge Asset Management, Inc. through a
                sub-advisory agreement
              INVESTMENT OBJECTIVE: seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk.

STRATEGIC ASSET MANAGEMENT CONSERVATIVE BALANCED DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Strategic Asset
                Management Conservative Balanced Portfolio - Class 1
              INVESTMENT ADVISOR: Edge Asset Management, Inc. through a
                sub-advisory agreement
              INVESTMENT OBJECTIVE: seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk.

STRATEGIC ASSET MANAGEMENT CONSERVATIVE GROWTH DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Strategic Asset
                Management Conservative Growth Portfolio - Class 1
              INVESTMENT ADVISOR: Edge Asset Management, Inc. through a
                sub-advisory agreement
              INVESTMENT OBJECTIVE: seeks to provide long-term capital
                appreciation.

STRATEGIC ASSET MANAGEMENT FLEXIBLE INCOME DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Strategic Asset
                Management Flexible Income Portfolio - Class 1
              INVESTMENT ADVISOR: Edge Asset Management, Inc. through a
                sub-advisory agreement
              INVESTMENT OBJECTIVE: seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation).

STRATEGIC ASSET MANAGEMENT STRATEGIC GROWTH DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Strategic Asset
                Management Strategic Growth Portfolio - Class 1
              INVESTMENT ADVISOR: Edge Asset Management, Inc. through a
                sub-advisory agreement
              INVESTMENT OBJECTIVE: seeks to provide long-term capital
                appreciation.

PUTNAM VT GROWTH & INCOME DIVISION

              INVESTS IN: Putnam VT Growth & Income Fund - Class IB
              INVESTMENT ADVISOR: Putnam Investment Management, LLC
              INVESTMENT OBJECTIVE: seeks capital growth and current income by investing mainly in common stocks of U.S. companies.

PUTNAM VT INTERNATIONAL EQUITY DIVISION

              INVESTS IN: Putnam VT International Equity Fund - Class IB INVESTMENT ADVISOR: Putnam Investment Management, LLC INVESTMENT OBJECTIVE: seeks capital appreciation by investing mainly in common stocks of companies outside the U.S.

PUTNAM VT VOYAGER DIVISION

              INVESTS IN: Putnam VT Voyager Fund - Class IB
              INVESTMENT ADVISOR: Putnam Investment Management, LLC INVESTMENT OBJECTIVE: seeks capital appreciation by investing primarily in common stocks of U.S. companies.

SUMMIT RUSSELL 2000 SMALL CAP INDEX DIVISION

              INVESTS IN: Summit Mutual Funds - Russell 2000 Small Cap Index
                Portfolio - Class F
              INVESTMENT ADVISOR: Summit Investment Partners, Inc.
              INVESTMENT OBJECTIVE: seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000 Index.

T. ROWE PRICE EQUITY INCOME PORTFOLIO II DIVISION

              INVESTS IN: T. Rowe Price Equity Income Portfolio - II INVESTMENT ADVISOR: T. Rowe Price Associates, Inc.
              INVESTMENT OBJECTIVE: seeks substantial dividend income and long-term capital growth.

TEMPLETON DEVELOPING MARKETS SECURITIES DIVISION

              INVESTS IN: Franklin Templeton VIP Trust Templeton Developing
                Markets Securities Fund - Class 2
              INVESTMENT ADVISOR: Templeton Asset Management Ltd.
              INVESTMENT OBJECTIVE: seeks long-term capital appreciation. The
                Fund normally invests at least 80% of its net assets in emerging market investments and normally invests primarily to predominantly in equity securities.

VANGUARD VIF BALANCED DIVISION

              INVESTS IN: Vanguard VIF Balanced Portfolio
              INVESTMENT ADVISOR: Wellington Management Company
              INVESTMENT OBJECTIVE: seeks a reasonable level of income with conservation of capital. The Portfolio invests primarily in common stocks of large and medium size companies.

VANGUARD VIF EQUITY INDEX DIVISION

              INVESTS IN: Vanguard VIF Equity Index Portfolio
              INVESTMENT ADVISOR: Vanguard Quantitative Equity Group
              INVESTMENT OBJECTIVE: seeks long-term growth of capital and income to match the performance of a broad-based market index of stocks of large U.S. companies.

VANGUARD VIF MIDCAP INDEX DIVISION

              INVESTS IN: Vanguard VIF MidCap Index Portfolio
              INVESTMENT ADVISOR: Vanguard Quantitative Equity Group INVESTMENT OBJECTIVE: seeks long-term growth of capital by attempting to match the performance of a broad-based market index of medium size U.S. Companies.

WELLS FARGO ADVANTAGE VT ASSET ALLOCATION DIVISION

              INVESTS IN: Wells Fargo Advantage VT Funds Asset Allocation Fund INVESTMENT ADVISOR: Wells Capital Management Incorporated through a sub-advisory agreement
              INVESTMENT OBJECTIVE: seeks to earn long-term total return consistent with reasonable risk. The Fund invests in equity and fixed-income securities in varying proportions, with an emphasis on equity securities.

WELLS FARGO ADVANTAGE VT EQUITY INCOME DIVISION

              INVESTS IN: Wells Fargo Advantage VT Funds Equity Income Fund INVESTMENT ADVISOR: Wells Capital Management Incorporated through a sub-advisory agreement
              INVESTMENT OBJECTIVE: seeks to provide long-term capital
                appreciation and above average dividend income. The Fund invests in common stocks of large U.S. companies.

WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH DIVISION

              INVESTS IN: Wells Fargo Advantage VT Funds Large Company Growth
                Fund
              INVESTMENT ADVISOR: Wells Capital Management Incorporated through a sub-advisory agreement
              INVESTMENT OBJECTIVE: seeks to provide long-term capital
                appreciation. The Fund invests in common stocks of large U.S. companies.

APPENDIX A- TARGET PREMIUM

 TARGET PREMIUM RATES (PER $1,000 OF POLICY FACE AMOUNT) - MALE
           PREFERRED OR
 CLASS:      STANDARD      A       B       C       D       E       F       G        H
  AGE:         100%       150%    175%    200%    250%    300%    350%    400%     500%
    0          14.01      17.46   19.01   20.48   23.22   25.76   28.14   30.40    34.62
    1          13.90      17.16   18.61   19.98   22.50   24.82   26.97   29.00    32.74
    2          14.30      17.61   19.08   20.46   23.02   25.35   27.53   29.56    33.32
    3          14.72      18.10   19.59   20.99   23.58   25.95   28.14   30.20    33.99
    4          15.16      18.60   20.12   21.55   24.18   26.57   28.79   30.87    34.69
    5          15.63      19.14   20.69   22.14   24.80   27.23   29.48   31.58    35.44
    6          16.12      19.71   21.29   22.76   25.48   27.94   30.22   32.35    36.25
    7          16.63      20.31   21.92   23.43   26.19   28.71   31.02   33.19    37.14
    8          17.18      20.95   22.60   24.14   26.97   29.53   31.89   34.09    38.12
    9          17.76      21.63   23.32   24.90   27.79   30.41   32.83   35.08    39.18
   10          18.37      22.34   24.08   25.70   28.67   31.35   33.82   36.12    40.32
   11          19.00      23.09   24.88   26.54   29.59   32.34   34.88   37.24    41.54
   12          19.66      23.87   25.70   27.41   30.54   33.37   35.98   38.40    42.81
   13          20.33      24.66   26.55   28.30   31.52   34.42   37.09   39.58    44.11
   14          21.01      25.46   27.39   29.20   32.49   35.46   38.20   40.74    45.38
   15          21.70      26.25   28.24   30.08   33.44   36.48   39.27   41.87    46.60
   16          22.39      27.04   29.07   30.95   34.38   37.47   40.31   42.95    47.76
   17          23.07      27.83   29.89   31.80   35.29   38.42   41.30   43.97    48.84
   18          23.77      28.61   30.70   32.64   36.17   39.35   42.25   44.95    49.85
   19          24.47      29.39   31.52   33.48   37.05   40.26   43.19   45.90    50.82
   20          25.19      30.19   32.35   34.34   37.94   41.17   44.12   46.84    51.77
   21          25.93      31.02   33.20   35.21   38.85   42.11   45.07   47.80    52.74
   22          26.71      31.87   34.08   36.12   39.80   43.07   46.05   48.79    53.73
   23          27.51      32.77   35.01   37.08   40.79   44.09   47.09   49.84    54.79
   24          28.36      33.71   35.99   38.08   41.84   45.17   48.18   50.95    55.91
   25          29.24      34.70   37.01   39.14   42.94   46.31   49.35   52.14    57.12
   26          30.18      35.74   38.10   40.26   44.12   47.53   50.60   53.41    58.43
   27          31.15      36.84   39.24   41.44   45.37   48.83   51.94   54.78    59.84
   28          32.18      37.99   40.45   42.69   46.68   50.20   53.35   56.23    61.34
   29          33.24      39.20   41.70   43.99   48.06   51.64   54.84   57.76    62.94
   30          34.36      40.46   43.02   45.35   49.51   53.15   56.41   59.37    64.63
   31          35.51      41.77   44.39   46.78   51.02   54.73   58.05   61.06    66.40
   32          36.72      43.13   45.81   48.26   52.59   56.37   59.75   62.82    68.25
   33          37.97      44.55   47.30   49.79   54.22   58.09   61.53   64.66    70.19
   34          39.26      46.01   48.83   51.39   55.91   59.86   63.38   66.57    72.21
   35          40.60      47.53   50.42   53.04   57.67   61.71   65.30   68.56    74.31
   36          41.99      49.10   52.06   54.74   59.49   63.61   67.29   70.62    76.49
   37          43.42      50.72   53.76   56.51   61.36   65.59   69.35   72.75    78.75
   38          44.90      52.40   55.51   58.32   63.30   67.62   71.47   74.95    81.09
   39          46.42      54.12   57.31   60.20   65.29   69.71   73.65   77.21    83.50
   40          47.99      55.89   59.16   62.12   67.33   71.86   75.89   79.54    85.98
   41          49.60      57.71   61.06   64.09   69.43   74.07   78.19   81.93    88.52
   42          51.25      59.57   63.00   66.11   71.58   76.32   80.54   84.36    91.13
   43          52.96      61.48   65.00   68.18   73.78   78.63   82.95   86.87    93.80
   44          54.70      63.44   67.04   70.30   76.02   81.00   85.42   89.43    96.54
   45          56.49      65.45   69.14   72.47   78.33   83.42   87.95   92.06    99.36
   46          58.34      67.51   71.28   74.69   80.69   85.90   90.54   94.75   102.25
   47          60.23      69.62   73.49   76.97   83.12   88.45   93.21   97.53   105.23
   48          62.17      71.79   75.75   79.32   85.61   91.08   95.96  100.40   108.33
   49          64.17      74.03   78.09   81.75   88.19   93.80   98.82  103.39   111.57
   50          66.23      76.34   80.49   84.25   90.86   96.63  101.79  106.50   114.97
   51          68.36      78.72   82.99   86.84   93.63   99.57  104.90  109.78   118.57
   52          70.54      81.18   85.55   89.51   96.50  102.62  108.13  113.19   122.35
   53          72.79      83.70   88.20   92.26   99.47  105.79  111.50  116.76   126.32
   54          75.09      86.29   90.91   95.09  102.52  109.06  114.99  120.46   130.47
   55          77.44      88.94   93.68   97.99  105.66  112.43  118.58  124.29   134.79
   56          79.85      91.65   96.53  100.97  108.88  115.90  122.31  128.27   139.30
   57          82.31      94.43   99.45  104.02  112.20  119.49  126.16  132.41   144.02
   58          84.85      97.29  102.46  107.18  115.66  123.23  130.21  136.76   149.03
   59          87.45     100.25  105.59  110.47  119.27  127.18  134.49  141.40   154.41
   60          90.15     103.34  108.86  113.92  123.08  131.36  139.07  146.38   160.24
   61          92.94     106.55  112.27  117.54  127.11  135.82  143.97  151.75   166.61
   62          95.82     109.89  115.85  121.34  131.38  140.58  149.24  157.55   173.56
   63          98.80     113.38  119.58  125.33  135.89  145.64  154.89  163.81   181.13
   64         101.86     116.99  123.47  129.50  140.64  151.01  160.91  170.52   189.31
   65         105.01     120.73  127.51  133.85  145.64  156.69  167.31  177.69   198.14
   66         108.26     124.61  131.71  138.39  150.89  162.70  174.13  185.36   207.65
   67         111.61     128.66  136.13  143.18  156.47  169.13  181.46  193.66   218.00
   68         115.10     132.93  140.81  148.28  162.47  176.10  189.46  202.74   229.42
   69         118.77     137.49  145.83  153.80  169.03  183.77  198.33  212.87   242.24
   70         122.66     142.40  151.29  159.83  176.28  192.34  208.29  224.30   256.82
   71         126.79     147.71  157.25  166.45  184.33  201.93  219.52  237.27   273.45
   72         131.16     153.45  163.72  173.70  193.25  212.64  232.15  251.91   292.35
   73         135.77     159.60  170.71  181.58  203.03  224.49  246.21  268.28   313.58
   74         140.58     166.11  178.16  190.02  213.61  237.39  261.58  286.25   336.96
   75         145.57     172.96  186.03  198.99  224.93  251.27  278.18  305.68   362.27
   76         150.74     180.13  194.33  208.48  236.99  266.10  295.95  326.50   389.34
   77         156.12     187.70  203.12  218.56  249.86  281.97  314.97  348.75   418.10
   78         161.78     195.78  212.55  229.41  263.76  299.12  335.47  372.66   448.73
   79         167.86     204.58  222.85  241.31  279.06  317.99  357.99  398.81   481.90
   80         174.46     214.29  234.29  254.57  296.15  339.07  383.08  427.84   518.41
   81         181.65     225.06  247.05  269.41  315.35  362.75  411.19  460.25   558.95
   82         189.49     236.99  261.24  285.98  336.88  389.29  442.67  496.49   604.23
   83         197.93     250.03  276.85  304.26  360.68  418.66  477.46  536.54   654.37
   84         206.88     264.04  293.66  323.99  386.40  450.36  514.99  579.70   708.53
   85         216.26     278.86  311.49  344.93  413.70  483.92  554.63  625.27   765.84
   86         226.03     294.40  330.19  366.89  442.23  518.89  595.84  672.60   825.38
   87         236.21     310.64  349.73  389.81  471.87  555.05  638.32  721.36   886.67
   88         246.89     327.68  370.20  413.73  502.59  592.31  681.98  771.40   948.68
   89         258.28     345.78  391.83  438.88  534.56  630.83  726.96  822.88   980.64
   90         270.83     365.46  415.14  465.74  568.21  671.03  773.74  876.26   980.64

 TARGET PREMIUM RATES (PER $1,000 OF POLICY FACE AMOUNT) - FEMALE
           PREFERRED OR
 CLASS:      STANDARD      A       B       C       D       E       F       G        H
  AGE:         100%       150%    175%    200%    250%    300%    350%    400%     500%
    0          11.53      14.34   15.61   16.82   19.08   21.19   23.17   25.05    28.58
    1          11.53      14.22   15.43   16.58   18.71   20.67   22.51   24.25    27.47
    2          11.85      14.59   15.82   16.98   19.13   21.12   22.97   24.72    27.95
    3          12.20      14.99   16.24   17.42   19.60   21.61   23.49   25.25    28.51
    4          12.57      15.42   16.69   17.88   20.10   22.14   24.04   25.82    29.11
    5          12.96      15.86   17.15   18.37   20.63   22.69   24.62   26.42    29.74
    6          13.36      16.33   17.64   18.88   21.18   23.28   25.22   27.05    30.41
    7          13.79      16.82   18.16   19.43   21.76   23.90   25.88   27.73    31.14
    8          14.23      17.33   18.71   20.00   22.38   24.55   26.56   28.45    31.90
    9          14.70      17.87   19.28   20.60   23.03   25.24   27.29   29.21    32.72
   10          15.18      18.44   19.88   21.23   23.71   25.97   28.06   30.01    33.58
   11          15.69      19.03   20.50   21.88   24.42   26.73   28.87   30.85    34.49
   12          16.22      19.64   21.16   22.57   25.17   27.53   29.71   31.74    35.45
   13          16.76      20.28   21.83   23.28   25.93   28.35   30.57   32.64    36.42
   14          17.33      20.93   22.52   24.00   26.72   29.19   31.46   33.57    37.43
   15          17.90      21.60   23.23   24.75   27.53   30.04   32.36   34.51    38.44
   16          18.50      22.29   23.96   25.51   28.35   30.91   33.28   35.47    39.46
   17          19.11      23.00   24.70   26.28   29.18   31.80   34.21   36.44    40.50
   18          19.74      23.72   25.46   27.08   30.04   32.71   35.15   37.42    41.55
   19          20.39      24.47   26.24   27.90   30.92   33.64   36.13   38.44    42.62
   20          21.06      25.23   27.05   28.74   31.82   34.59   37.13   39.47    43.72
   21          21.76      26.03   27.89   29.61   32.75   35.57   38.15   40.54    44.85
   22          22.48      26.85   28.75   30.51   33.72   36.59   39.22   41.64    46.01
   23          23.22      27.71   29.65   31.45   34.72   37.65   40.32   42.78    47.22
   24          24.00      28.59   30.58   32.42   35.76   38.74   41.46   43.97    48.48
   25          24.80      29.51   31.54   33.42   36.83   39.87   42.64   45.19    49.78
   26          25.64      30.46   32.54   34.47   37.94   41.05   43.87   46.47    51.13
   27          26.50      31.45   33.58   35.55   39.10   42.27   45.14   47.78    52.52
   28          27.40      32.47   34.65   36.66   40.30   43.53   46.46   49.15    53.97
   29          28.33      33.53   35.76   37.82   41.53   44.83   47.82   50.56    55.47
   30          29.29      34.63   36.91   39.02   42.81   46.18   49.23   52.02    57.02
   31          30.29      35.76   38.10   40.26   44.14   47.58   50.69   53.53    58.62
   32          31.32      36.93   39.33   41.54   45.51   49.02   52.19   55.09    60.27
   33          32.39      38.15   40.61   42.87   46.92   50.51   53.75   56.71    61.99
   34          33.50      39.41   41.93   44.24   48.40   52.07   55.38   58.40    63.79
   35          34.64      40.71   43.30   45.67   49.92   53.67   57.05   60.14    65.64
   36          35.83      42.06   44.71   47.14   51.50   55.34   58.80   61.96    67.58
   37          37.06      43.46   46.17   48.66   53.12   57.06   60.60   63.83    69.58
   38          38.32      44.89   47.68   50.23   54.80   58.82   62.44   65.75    71.63
   39          39.62      46.36   49.22   51.83   56.51   60.63   64.34   67.72    73.74
   40          40.96      47.87   50.80   53.47   58.26   62.47   66.27   69.72    75.88
   41          42.33      49.41   52.41   55.15   60.04   64.35   68.22   71.76    78.05
   42          43.73      50.99   54.05   56.85   61.85   66.25   70.20   73.81    80.24
   43          45.17      52.59   55.72   58.58   63.69   68.17   72.21   75.89    82.44
   44          46.64      54.23   57.43   60.35   65.56   70.14   74.25   78.00    84.68
   45          48.15      55.92   59.18   62.16   67.47   72.13   76.33   80.15    86.97
   46          49.70      57.64   60.97   64.01   69.42   74.18   78.45   82.34    89.29
   47          51.30      59.41   62.81   65.91   71.42   76.27   80.62   84.59    91.68
   48          52.95      61.23   64.70   67.86   73.48   78.42   82.85   86.90    94.14
   49          54.64      63.10   66.64   69.86   75.59   80.63   85.15   89.28    96.67
   50          56.38      65.02   68.63   71.91   77.76   82.89   87.51   91.72    99.28
   51          58.16      66.99   70.67   74.02   79.98   85.22   89.93   94.23   101.96
   52          60.00      69.01   72.77   76.19   82.26   87.60   92.41   96.81   104.73
   53          61.89      71.08   74.91   78.40   84.60   90.04   94.95   99.45   107.56
   54          63.81      73.19   77.09   80.64   86.96   92.51   97.52  102.12   110.41
   55          65.79      75.34   79.32   82.93   89.36   95.02  100.12  104.81   113.30
   56          67.80      77.54   81.58   85.26   91.81   97.56  102.77  107.55   116.23
   57          69.88      79.79   83.91   87.65   94.31  100.17  105.47  110.36   119.23
   58          72.02      82.12   86.31   90.12   96.90  102.88  108.30  113.29   122.39
   59          74.24      84.55   88.83   92.72   99.64  105.75  111.30  116.43   125.80
   60          76.56      87.10   91.47   95.45  102.55  108.83  114.54  119.83   129.54
   61          78.99      89.78   94.27   98.36  105.66  112.14  118.05  123.55   133.69
   62          81.51      92.59   97.21  101.42  108.97  115.69  121.84  127.59   138.25
   63          84.13      95.53  100.29  104.64  112.45  119.45  125.89  131.93   143.20
   64          86.82      98.54  103.45  107.95  116.06  123.36  130.11  136.47   148.42
   65          89.57     101.63  106.70  111.35  119.77  127.39  134.47  141.17   153.85
   66          92.39     104.79  110.02  114.83  123.59  131.54  138.97  146.04   159.51
   67          95.27     108.04  113.44  118.43  127.54  135.86  143.67  151.15   165.48
   68          98.27     111.43  117.03  122.22  131.72  140.46  148.71  156.65   171.95
   69         101.42     115.05  120.88  126.30  136.29  145.53  154.31  162.80   179.30
   70         104.77     118.96  125.08  130.78  141.37  151.24  160.68  169.87   187.84
   71         108.34     123.22  129.68  135.75  147.07  157.73  168.01  178.06   197.89
   72         112.16     127.86  134.74  141.24  153.48  165.12  176.42  187.55   209.68
   73         116.22     132.87  140.25  147.27  160.61  173.41  185.95  198.40   223.31
   74         120.49     138.23  146.19  153.81  168.43  182.60  196.60  210.58   238.78
   75         124.96     143.92  152.54  160.84  176.92  192.66  208.33  224.07   256.05
   76         129.64     149.96  159.31  168.39  186.12  203.64  221.21  238.96   275.18
   77         134.56     156.41  166.60  176.55  196.14  215.68  235.40  255.40   296.36
   78         139.79     163.39  174.53  185.49  207.23  229.09  251.25  273.79   320.03
   79         145.44     171.08  183.34  195.47  219.72  244.26  269.24  294.70   346.86
   80         151.61     179.65  193.24  206.76  233.98  261.68  289.94  318.75   377.61
   81         158.38     189.27  204.42  219.60  250.33  281.73  313.82  346.48   412.93
   82         165.80     200.04  217.04  234.17  269.02  304.74  341.24  378.31   453.28
   83         173.89     212.00  231.15  250.53  290.15  330.83  372.33  414.34   498.82
   84         182.63     225.13  246.72  268.66  313.64  359.84  406.85  454.24   549.07
   85         192.01     239.43  263.74  288.54  339.44  391.66  444.59  497.74   603.68
   86         202.05     254.93  282.26  310.18  367.53  426.17  485.36  544.59   662.37
   87         212.85     271.74  302.36  333.69  397.92  463.33  529.07  594.66   725.03
   88         224.51     290.02  324.22  359.20  430.73  503.19  575.73  648.00   791.71
   89         237.28     310.07  348.15  387.03  466.18  545.95  625.56  704.87   862.63
   90         251.59     332.45  374.69  417.67  504.71  591.99  679.03  765.80   937.22

 TARGET PREMIUM RATES (PER $1,000 OF POLICY FACE AMOUNT) - UNISEX
           PREFERRED OR
 CLASS:      STANDARD      A       B       C       D       E       F       G        H
  AGE:         100%       150%    175%    200%    250%    300%    350%    400%     500%
    0          13.52      16.86   18.36   19.78   22.43   24.89   27.20   29.39    33.48
    1          13.43      16.60   18.01   19.33   21.79   24.04   26.14   28.11    31.76
    2          13.81      17.03   18.46   19.80   22.29   24.56   26.67   28.66    32.32
    3          14.22      17.50   18.95   20.32   22.84   25.14   27.28   29.28    32.97
    4          14.65      17.99   19.47   20.86   23.41   25.74   27.91   29.93    33.65
    5          15.10      18.51   20.02   21.43   24.02   26.39   28.58   30.63    34.38
    6          15.57      19.06   20.59   22.03   24.67   27.08   29.30   31.38    35.18
    7          16.07      19.64   21.21   22.68   25.37   27.82   30.07   32.18    36.04
    8          16.60      20.26   21.86   23.36   26.11   28.61   30.91   33.06    36.98
    9          17.16      20.91   22.55   24.09   26.91   29.46   31.81   34.00    38.00
   10          17.74      21.59   23.28   24.86   27.74   30.36   32.76   35.00    39.09
   11          18.35      22.31   24.05   25.67   28.63   31.31   33.77   36.06    40.25
   12          18.98      23.06   24.84   26.50   29.54   32.29   34.82   37.17    41.46
   13          19.63      23.82   25.65   27.36   30.48   33.30   35.89   38.30    42.70
   14          20.29      24.59   26.47   28.22   31.42   34.30   36.96   39.42    43.92
   15          20.95      25.37   27.29   29.08   32.35   35.29   38.00   40.52    45.10
   16          21.62      26.13   28.10   29.93   33.26   36.26   39.01   41.57    46.23
   17          22.29      26.90   28.91   30.77   34.15   37.20   40.00   42.59    47.30
   18          22.97      27.67   29.71   31.60   35.03   38.12   40.95   43.56    48.32
   19          23.66      28.45   30.52   32.44   35.92   39.04   41.89   44.53    49.32
   20          24.37      29.25   31.35   33.29   36.81   39.96   42.84   45.50    50.31
   21          25.11      30.06   32.20   34.16   37.73   40.91   43.80   46.47    51.30
   22          25.87      30.91   33.08   35.07   38.67   41.88   44.80   47.49    52.33
   23          26.66      31.80   34.00   36.02   39.67   42.91   45.85   48.56    53.42
   24          27.49      32.73   34.97   37.02   40.72   44.00   46.97   49.69    54.57
   25          28.36      33.71   35.98   38.07   41.82   45.14   48.14   50.88    55.80
   26          29.27      34.73   37.05   39.18   42.99   46.35   49.39   52.16    57.12
   27          30.23      35.81   38.18   40.34   44.22   47.63   50.71   53.52    58.53
   28          31.22      36.94   39.35   41.56   45.51   48.98   52.11   54.96    60.03
   29          32.26      38.12   40.59   42.84   46.87   50.40   53.58   56.47    61.61
   30          33.35      39.34   41.87   44.17   48.28   51.89   55.12   58.05    63.27
   31          34.47      40.62   43.21   45.56   49.76   53.44   56.73   59.72    65.02
   32          35.64      41.95   44.60   47.01   51.29   55.05   58.40   61.45    66.84
   33          36.85      43.33   46.04   48.51   52.89   56.72   60.14   63.25    68.74
   34          38.11      44.75   47.53   50.06   54.54   58.46   61.95   65.12    70.72
   35          39.41      46.23   49.08   51.67   56.26   60.26   63.83   67.07    72.78
   36          40.76      47.76   50.68   53.33   58.03   62.13   65.78   69.08    74.92
   37          42.15      49.34   52.34   55.05   59.87   64.06   67.79   71.17    77.14
   38          43.58      50.96   54.04   56.82   61.75   66.04   69.86   73.32    79.43
   39          45.06      52.64   55.79   58.65   63.69   68.09   72.00   75.54    81.79
   40          46.58      54.36   57.59   60.51   65.68   70.18   74.18   77.81    84.21
   41          48.14      56.12   59.43   62.43   67.72   72.33   76.42   80.13    86.69
   42          49.75      57.93   61.32   64.39   69.81   74.51   78.71   82.50    89.22
   43          51.40      59.78   63.25   66.40   71.94   76.76   81.04   84.93    91.81
   44          53.08      61.68   65.23   68.45   74.12   79.04   83.43   87.41    94.45
   45          54.82      63.62   67.26   70.55   76.35   81.39   85.88   89.95    97.18
   46          56.60      65.62   69.34   72.70   78.63   83.79   88.38   92.55    99.96
   47          58.43      67.66   71.47   74.91   80.98   86.25   90.95   95.23   102.83
   48          60.31      69.76   73.66   77.18   83.39   88.78   93.60   97.99   105.80
   49          62.25      71.93   75.92   79.52   85.88   91.41   96.36  100.86   108.91
   50          64.24      74.15   78.24   81.93   88.45   94.13   99.21  103.85   112.16
   51          66.29      76.45   80.64   84.42   91.11   96.95  102.18  106.97   115.57
   52          68.40      78.82   83.11   86.99   93.86   99.87  105.27  110.21   119.15
   53          70.57      81.24   85.65   89.63   96.70  102.89  108.46  113.59   122.89
   54          72.79      83.73   88.25   92.34   99.61  105.99  111.76  117.08   126.77
   55          75.05      86.27   90.91   95.11  102.58  109.17  115.15  120.67   130.78
   56          77.37      88.87   93.62   97.95  105.64  112.45  118.64  124.38   134.95
   57          79.74      91.52   96.41  100.85  108.78  115.81  122.24  128.22   139.29
   58          82.18      94.26   99.28  103.85  112.03  119.32  126.00  132.25   143.87
   59          84.69      97.10  102.26  106.98  115.44  123.02  129.99  136.54   148.79
   60          87.29     100.05  105.37  110.25  119.03  126.93  134.24  141.14   154.13
   61          89.98     103.12  108.63  113.69  122.83  131.11  138.80  146.11   159.95
   62          92.77     106.32  112.04  117.30  126.86  135.56  143.70  151.47   166.31
   63          95.64     109.66  115.59  121.08  131.10  140.29  148.94  157.24   173.22
   64          98.59     113.10  119.28  125.01  135.55  145.27  154.49  163.39   180.65
   65         101.62     116.65  123.10  129.09  140.19  150.50  160.35  169.90   188.58
   66         104.73     120.32  127.05  133.34  145.04  156.00  166.54  176.82   197.07
   67         107.94     124.13  131.17  137.78  150.16  161.85  173.15  184.25   206.25
   68         111.26     128.13  135.52  142.50  155.64  168.14  180.31  192.33   216.32
   69         114.76     132.39  140.19  147.58  161.61  175.06  188.25  201.34   227.61
   70         118.46     136.98  145.24  153.13  168.20  182.77  197.15  211.50   240.47
   71         122.38     141.94  150.75  159.21  175.52  191.42  207.21  223.05   255.19
   72         126.53     147.28  156.74  165.88  183.62  201.08  218.53  236.12   271.98
   73         130.91     153.01  163.21  173.12  192.52  211.78  231.15  250.76   290.90
   74         135.49     159.08  170.10  180.88  202.15  223.43  244.97  266.87   311.82
   75         140.23     165.46  177.38  189.12  212.46  235.98  259.92  284.33   334.56
   76         145.14     172.16  185.06  197.85  223.45  249.43  275.97  303.11   359.00
   77         150.26     179.22  193.21  207.14  235.20  263.86  293.22  323.28   385.14
   78         155.66     186.78  201.96  217.16  247.95  279.52  311.94  345.12   413.23
   79         161.46     195.02  211.56  228.20  262.06  296.88  332.65  369.21   443.94
   80         167.76     204.14  222.25  240.54  277.90  316.40  355.91  396.18   478.06
   81         174.65     214.29  234.21  254.41  295.80  338.47  382.17  426.56   516.24
   82         182.17     225.57  247.59  269.98  315.98  363.38  411.79  460.76   559.13
   83         190.31     237.97  262.36  287.24  338.42  391.11  444.73  498.75   606.79
   84         198.98     251.36  278.38  306.00  362.87  421.29  480.51  539.96   658.50
   85         208.15     265.68  295.55  326.14  389.11  453.60  518.72  583.92   713.71
   86         217.79     280.85  313.77  347.51  416.86  487.64  558.84  629.97   771.52
   87         227.98     296.96  333.10  370.16  446.16  523.38  600.83  678.10   831.94
   88         238.81     314.11  353.66  394.18  476.99  560.76  644.57  728.15   894.61
   89         250.53     332.62  375.76  419.86  509.62  600.05  690.37  780.47   959.23
   90         263.57     353.02  399.93  447.71  544.51  641.67  738.70  835.57   980.64

APPENDIX B - ILLUSTRATIONS


SAMPLE ILLUSTRATIONS OF POLICY VALUES, SURRENDER VALUES AND DEATH BENEFITS

The following tables illustrate how the policy value, surrender value and death proceeds of the Policy may change with the investment experience of the divisions. The tables show how these amounts in the Policy vary over time if planned periodic premiums are paid annually and if the investment return of the divisions were a uniform, gross, after-tax, annual rate of 0%, 6% or 12%. The death benefits and values would be different from those shown if the return averaged 0%, 6% or 12%, but fluctuated above and below those averages during the year. Death benefit options 1, 2 and 3 are illustrated.


The illustrations reflect a hypothetical Policy issued to a 45 year-old male non-smoker, Preferred class. Illustrations for younger males or for females would be more favorable than those presented. Illustrations for older males or smokers would be less favorable.
.. Illustrations 1, 3 and 5 reflect current monthly policy and premium expense charges.
.. Illustrations 2, 4 and 6 reflect the guaranteed maximum monthly policy and premium expense charges.

The illustrations reflect all Policy charges including:
.. deductions from premiums for sales load and state and federal taxes; .. cost of insurance charge;
.. asset based risk charge.

In addition, the illustrations reflect the average of fees and expenses of the divisions available through the Policy during the fiscal year ending December 31, 2006. The Manager of certain divisions has agreed to reimburse operating expenses, if necessary, to limit total operating expenses for those divisions during the year ending December 31, 2006. More information about the expense reimbursements can be found in the prospectuses for the underlying mutual funds which accompany this prospectus. There is no assurance that the fee reimbursement programs will continue beyond 2007. In the future, fees and expenses of the divisions may be more or less than those shown. Such changes would make the operating expenses actually incurred by a division differ from the average rate used in the illustrations.


The illustrations are based on the assumption that:
.. initial 1,000,000 face amount;
.. annual payments are $20,000;
.. no changes are made to the death benefit option or face amount; .. no policy loans and/or partial surrenders are made; and .. the Enhanced Cash Surrender Value rider is in effect.

Upon request, we will prepare a comparable illustration based upon the proposed insured's actual age, gender, smoking status, risk classification and desired Policy features. For those illustrations, you have an option of selecting which divisions (and their specific fees and expenses) are used. If no selection is made, the illustration is run using a hypothetical average.


In advertisements or sales literature for the Policies that include performance data for one of more of the divisions, we may include policy values, surrender values and death benefit figures computed using the same methods that were used in creating the following illustrations. However, the actual average total rate of return for the specific division(s) will be used instead of the average used in the following illustrations. This information may be shown in the form of graphs, charts, tables and examples. It may include data for periods prior to the offering of the Policy for a division that has had performance during such prior period (with policy charges assumed to be equal to current charges for any period(s) prior to the offering of the Policy).


THE ILLUSTRATIONS WILL BE ADDED BY AMENDMENT

APPENDIX C


APPLICABLE PERCENTAGES (FOR LIFE INSURANCE DEFINITION TEST)


GUIDELINE PREMIUM/CASH VALUE CORRIDOR TEST

  INSURED'S     PERCENTAGE OF    INSURED'S     PERCENTAGE OF    INSURED'S      PERCENTAGE OF
 ATTAINED AGE  SURRENDER VALUE  ATTAINED AGE  SURRENDER VALUE  ATTAINED AGE   SURRENDER VALUE
      20           250.00            47           203.00            74            107.00
      21           250.00            48           197.00            75            105.00
      22           250.00            49           191.00            76            105.00
      23           250.00            50           185.00            77            105.00
      24           250.00            51           178.00            78            105.00
      25           250.00            52           171.00            79            105.00
      26           250.00            53           164.00            80            105.00
      27           250.00            54           157.00            81            105.00
      28           250.00            55           150.00            82            105.00
      29           250.00            56           146.00            83            105.00
      30           250.00            57           142.00            84            105.00
      31           250.00            58           138.00            85            105.00
      32           250.00            59           134.00            86            105.00
      33           250.00            60           130.00            87            105.00
      34           250.00            61           128.00            88            105.00
      35           250.00            62           126.00            89            105.00
      36           250.00            63           124.00            90            105.00
      37           250.00            64           122.00            91            104.00
      38           250.00            65           120.00            92            103.00
      39           250.00            66           119.00            93            102.00
      40           250.00            67           118.00            94            101.00
      41           243.00            68           117.00            95            101.00
      42           236.00            69           116.00            96            101.00
      43           229.00            70           115.00            97            101.00
      44           222.00            71           113.00            98            101.00
      45           215.00            72           111.00            99            101.00
      46           209.00            73           109.00

CASH VALUE ACCUMULATION TEST - MALE
 RISK CLASS:   PREFERRED OR STANDARD    A        B        C        D        E        F        G         H
ATTAINED AGE:
 20                   639.37%         534.87%  499.92%  471.57%  427.89%  395.39%  369.97%  349.40%   317.80%
 21                   621.01%         520.61%  487.03%  459.79%  417.81%  386.56%  362.12%  342.32%   311.91%
 22                   603.00%         506.56%  474.31%  448.14%  407.80%  377.76%  354.27%  335.24%   305.99%
 23                   585.25%         492.64%  461.66%  436.52%  397.78%  368.92%  346.35%  328.06%   299.94%
 24                   567.76%         478.82%  449.08%  424.94%  387.73%  360.02%  338.34%  320.77%   293.76%
 25                   550.50%         465.11%  436.55%  413.38%  377.66%  351.05%  330.24%  313.37%   287.43%
 26                   533.49%         451.50%  424.08%  401.84%  367.55%  342.01%  322.03%  305.84%   280.93%
 27                   516.76%         438.04%  411.72%  390.37%  357.45%  332.95%  313.77%  298.23%   274.33%
 28                   500.37%         424.80%  399.53%  379.03%  347.44%  323.92%  305.52%  290.61%   267.68%
 29                   484.35%         411.79%  387.54%  367.86%  337.55%  314.98%  297.32%  283.02%   261.02%
 30                   468.73%         399.07%  375.79%  356.91%  327.82%  306.16%  289.22%  275.50%   254.40%
 31                   453.53%         386.65%  364.31%  346.19%  318.27%  297.49%  281.25%  268.08%   247.85%
 32                   438.79%         374.58%  353.14%  335.74%  308.96%  289.03%  273.44%  260.82%   241.42%
 33                   424.48%         362.84%  342.26%  325.57%  299.87%  280.75%  265.81%  253.70%   235.10%
 34                   410.64%         351.47%  331.72%  315.71%  291.05%  272.71%  258.38%  246.77%   228.94%
 35                   397.25%         340.46%  321.50%  306.14%  282.49%  264.90%  251.15%  240.03%   222.94%
 36                   384.33%         329.81%  311.63%  296.88%  274.20%  257.33%  244.15%  233.49%   217.11%
 37                   371.86%         319.54%  302.08%  287.94%  266.18%  250.01%  237.38%  227.15%   211.47%
 38                   359.85%         309.63%  292.89%  279.32%  258.46%  242.95%  230.84%  221.05%   206.02%
 39                   348.28%         300.10%  284.04%  271.03%  251.02%  236.15%  224.55%  215.17%   200.77%
 40                   337.17%         290.93%  275.53%  263.05%  243.87%  229.62%  218.50%  209.51%   195.73%
 41                   326.48%         282.12%  267.35%  255.38%  237.00%  223.35%  212.70%  204.09%   190.90%
 42                   316.22%         273.67%  259.50%  248.03%  230.41%  217.33%  207.14%  198.89%   186.27%
 43                   306.36%         265.54%  251.96%  240.97%  224.08%  211.56%  201.79%  193.91%   181.83%
 44                   296.89%         257.74%  244.72%  234.19%  218.01%  206.02%  196.68%  189.13%   177.58%
 45                   287.78%         250.25%  237.77%  227.68%  212.19%  200.71%  191.76%  184.54%   173.50%
 46                   279.04%         243.05%  231.09%  221.43%  206.59%  195.61%  187.05%  180.15%   169.60%
 47                   270.63%         236.13%  224.68%  215.42%  201.22%  190.71%  182.53%  175.93%   165.85%
 48                   262.54%         229.48%  218.51%  209.64%  196.05%  186.00%  178.18%  171.87%   162.25%
 49                   254.76%         223.07%  212.57%  204.08%  191.08%  181.46%  173.99%  167.97%   158.78%
 50                   247.28%         216.92%  206.86%  198.73%  186.30%  177.11%  169.96%  164.22%   155.45%
 51                   240.08%         210.99%  201.36%  193.59%  181.69%  172.91%  166.09%  160.60%   152.24%
 52                   233.17%         205.31%  196.09%  188.65%  177.28%  168.89%  162.38%  157.14%   149.17%
 53                   226.54%         199.86%  191.04%  183.93%  173.06%  165.04%  158.83%  153.84%   146.24%
 54                   220.19%         194.64%  186.21%  179.41%  169.02%  161.37%  155.45%  150.69%   143.45%
 55                   214.12%         189.67%  181.60%  175.10%  165.18%  157.88%  152.23%  147.70%   140.81%
 56                   208.30%         184.91%  177.20%  170.99%  161.52%  154.56%  149.17%  144.85%   138.30%
 57                   202.74%         180.36%  172.99%  167.06%  158.03%  151.39%  146.26%  142.15%   135.93%
 58                   197.41%         176.01%  168.97%  163.31%  154.69%  148.37%  143.49%  139.58%   133.66%
 59                   192.30%         171.83%  165.11%  159.71%  151.50%  145.48%  140.83%  137.12%   131.50%
 60                   187.39%         167.83%  161.41%  156.26%  148.43%  142.70%  138.29%  134.76%   129.43%
 61                   182.68%         163.99%  157.87%  152.96%  145.50%  140.05%  135.86%  132.51%   127.46%
 62                   178.18%         160.32%  154.48%  149.80%  142.70%  137.52%  133.53%  130.35%   125.57%
 63                   173.87%         156.81%  151.24%  146.78%  140.03%  135.10%  131.32%  128.31%   123.78%
 64                   169.75%         153.47%  148.17%  143.92%  137.50%  132.82%  129.23%  126.38%   122.09%
 65                   165.83%         150.30%  145.24%  141.20%  135.10%  130.66%  127.26%  124.56%   120.51%
 66                   162.10%         147.29%  142.47%  138.63%  132.83%  128.62%  125.40%  122.85%   119.02%
 67                   158.55%         144.42%  139.84%  136.18%  130.68%  126.69%  123.65%  121.23%   117.62%
 68                   155.15%         141.69%  137.33%  133.86%  128.64%  124.86%  121.98%  119.70%   116.30%
 69                   151.90%         139.08%  134.93%  131.64%  126.68%  123.11%  120.39%  118.25%   115.05%
 70                   148.80%         136.58%  132.64%  129.51%  124.82%  121.44%  118.88%  116.85%   113.85%
 71                   145.83%         134.19%  130.45%  127.48%  123.04%  119.85%  117.43%  115.52%   112.70%
 72                   143.00%         131.93%  128.37%  125.56%  121.35%  118.33%  116.05%  114.26%   111.61%
 73                   140.33%         129.79%  126.41%  123.74%  119.76%  116.91%  114.76%  113.07%   110.58%
 74                   137.81%         127.78%  124.58%  122.05%  118.28%  115.59%  113.56%  111.97%   109.63%
 75                   135.45%         125.92%  122.88%  120.48%  116.91%  114.37%  112.46%  110.97%   108.77%
 76                   133.24%         124.18%  121.30%  119.03%  115.66%  113.26%  111.46%  110.05%   107.99%
 77                   131.17%         122.56%  119.83%  117.68%  114.50%  112.24%  110.54%  109.22%   107.28%
 78                   129.21%         121.05%  118.46%  116.43%  113.42%  111.29%  109.70%  108.45%   106.64%
 79                   127.36%         119.61%  117.16%  115.24%  112.41%  110.40%  108.90%  107.74%   106.04%
 80                   125.59%         118.24%  115.93%  114.11%  111.44%  109.56%  108.15%  107.06%   105.47%
 81                   123.91%         116.94%  114.75%  113.04%  110.52%  108.76%  107.44%  106.42%   104.93%
 82                   122.31%         115.71%  113.64%  112.02%  109.65%  107.99%  106.76%  105.80%   104.42%
 83                   120.81%         114.55%  112.60%  111.07%  108.83%  107.27%  106.11%  105.22%   103.93%
 84                   119.41%         113.48%  111.63%  110.19%  108.08%  106.61%  105.52%  104.69%   103.48%
 85                   118.11%         112.50%  110.75%  109.38%  107.39%  106.01%  104.99%  104.20%   103.07%
 86                   116.91%         111.61%  109.95%  108.65%  106.77%  105.47%  104.51%  103.77%   102.71%
 87                   115.79%         110.79%  109.21%  107.99%  106.21%  104.98%  104.08%  103.38%   102.39%
 88                   114.74%         110.03%  108.55%  107.39%  105.71%  104.55%  103.69%  103.04%   102.11%
 89                   113.74%         109.32%  107.93%  106.84%  105.25%  104.15%  103.34%  102.73%   101.97%
 90                   112.77%         108.65%  107.34%  106.32%  104.82%  103.78%  103.02%  102.44%   101.00%
 91                   111.80%         108.00%  106.78%  105.82%  104.42%  103.44%  102.72%  102.18%   101.00%
 92                   110.82%         107.34%  106.22%  105.33%  104.02%  103.11%  102.44%  101.97%   101.00%
 93                   109.79%         106.66%  105.64%  104.82%  103.62%  102.78%  102.16%  101.00%   101.00%
 94                   108.68%         105.91%  105.00%  104.27%  103.19%  102.42%  101.97%  101.00%   101.00%
 95                   107.47%         105.07%  104.28%  103.64%  102.69%  102.01%  101.00%  101.00%   101.00%
 96                   106.16%         104.13%  103.48%  102.92%  102.13%  101.97%  101.00%  101.00%   101.00%
 97                   104.76%         103.10%  102.60%  102.13%  101.97%  101.00%  101.00%  101.00%   101.00%
 98                   103.33%         102.02%  101.97%  101.97%  101.00%  101.00%  101.00%  101.00%   101.00%
 99                   101.97%         101.97%  101.00%  101.00%  101.00%  101.00%  101.00%  101.00%   101.00%
 100+                 101.00%         101.00%  101.00%  101.00%  101.00%  101.00%  101.00%  101.00%   101.00%

CASH VALUE ACCUMULATION TEST - FEMALE
  RISK     PREFERRED OR
 CLASS:      STANDARD        A         B         C         D         E         F         G          H
ATTAINED
  AGE:
 20         762.99%        637.79%   595.38%   560.82%   507.35%   467.43%   436.19%   410.90%   372.11%
 21         738.68%        618.38%   577.63%   544.40%   492.99%   454.60%   424.55%   400.21%   362.87%
 22         715.05%        599.48%   560.31%   528.38%   478.96%   442.04%   413.13%   389.71%   353.78%
 23         692.09%        581.06%   543.43%   512.74%   465.23%   429.74%   401.94%   379.41%   344.84%
 24         669.78%        563.13%   526.97%   497.48%   451.82%   417.70%   390.96%   369.30%   336.05%
 25         648.14%        545.70%   510.96%   482.63%   438.74%   405.94%   380.24%   359.41%   327.43%
 26         627.11%        528.72%   495.35%   468.13%   425.96%   394.44%   369.73%   349.71%   318.95%
 27         606.71%        512.22%   480.16%   454.01%   413.50%   383.20%   359.46%   340.21%   310.64%
 28         586.92%        496.17%   465.39%   440.27%   401.34%   372.24%   349.42%   330.92%   302.49%
 29         567.76%        480.61%   451.04%   426.91%   389.52%   361.56%   339.63%   321.85%   294.53%
 30         549.18%        465.50%   437.10%   413.93%   378.02%   351.15%   330.08%   313.00%   286.74%
 31         531.21%        450.86%   423.59%   401.33%   366.84%   341.03%   320.79%   304.38%   279.15%
 32         513.81%        436.66%   410.48%   389.10%   355.98%   331.19%   311.75%   295.98%   271.74%
 33         496.96%        422.89%   397.75%   377.23%   345.42%   321.61%   302.94%   287.79%   264.51%
 34         480.65%        409.53%   385.39%   365.69%   335.14%   312.28%   294.35%   279.80%   257.43%
 35         464.89%        396.62%   373.45%   354.53%   325.20%   303.25%   286.03%   272.05%   250.57%
 36         449.66%        384.12%   361.87%   343.71%   315.55%   294.48%   277.94%   264.52%   243.89%
 37         434.98%        372.07%   350.72%   333.29%   306.25%   286.02%   270.14%   257.26%   237.45%
 38         420.85%        360.48%   339.98%   323.25%   297.30%   277.88%   262.63%   250.26%   231.25%
 39         407.27%        349.33%   329.66%   313.60%   288.70%   270.06%   255.43%   243.55%   225.29%
 40         394.23%        338.64%   319.77%   304.36%   280.46%   262.57%   248.53%   237.14%   219.61%
 41         381.72%        328.39%   310.29%   295.51%   272.58%   255.41%   241.94%   231.01%   214.19%
 42         369.72%        318.57%   301.21%   287.03%   265.04%   248.58%   235.65%   225.16%   209.03%
 43         358.21%        309.16%   292.51%   278.91%   257.83%   242.04%   229.64%   219.58%   204.11%
 44         347.14%        300.11%   284.14%   271.11%   250.90%   235.76%   223.88%   214.23%   199.39%
 45         336.48%        291.40%   276.10%   263.61%   244.23%   229.72%   218.33%   209.09%   194.87%
 46         326.22%        283.02%   268.35%   256.38%   237.82%   223.92%   213.00%   204.14%   190.52%
 47         316.33%        274.93%   260.88%   249.41%   231.63%   218.31%   207.86%   199.38%   186.32%
ATTAINED
   AGE
 48         306.78%        267.12%   253.67%   242.69%   225.66%   212.91%   202.90%   194.77%   182.27%
 49         297.58%        259.60%   246.71%   236.20%   219.90%   207.69%   198.11%   190.33%   178.37%
 50         288.71%        252.34%   240.01%   229.94%   214.34%   202.66%   193.49%   186.05%   174.61%
 51         280.16%        245.35%   233.54%   223.92%   208.99%   197.82%   189.05%   181.93%   170.99%
 52         271.93%        238.60%   227.31%   218.10%   203.83%   193.15%   184.77%   177.97%   167.51%
 53         263.99%        232.11%   221.31%   212.50%   198.86%   188.65%   180.65%   174.15%   164.16%
 54         256.36%        225.87%   215.54%   207.13%   194.09%   184.34%   176.70%   170.49%   160.96%
 55         249.00%        219.85%   209.99%   201.95%   189.50%   180.20%   172.90%   166.98%   157.89%
 56         241.92%        214.06%   204.64%   196.96%   185.08%   176.20%   169.25%   163.61%   154.94%
 57         235.07%        208.46%   199.46%   192.14%   180.81%   172.34%   165.71%   160.34%   152.09%
 58         228.45%        203.02%   194.44%   187.45%   176.65%   168.59%   162.27%   157.16%   149.31%
 59         222.01%        197.74%   189.55%   182.88%   172.59%   164.91%   158.90%   154.04%   146.57%
 60         215.77%        192.59%   184.78%   178.43%   168.62%   161.31%   155.60%   150.97%   143.88%
 61         209.70%        187.58%   180.14%   174.08%   164.75%   157.79%   152.36%   147.96%   141.23%
 62         203.84%        182.74%   175.64%   169.87%   160.98%   154.37%   149.21%   145.03%   138.65%
 63         198.20%        178.06%   171.30%   165.81%   157.36%   151.07%   146.17%   142.21%   136.15%
 64         192.79%        173.59%   167.16%   161.93%   153.90%   147.93%   143.27%   139.52%   133.78%
 65         187.61%        169.33%   163.20%   158.24%   150.60%   144.94%   140.53%   136.98%   131.55%
 66         182.67%        165.26%   159.43%   154.72%   147.47%   142.11%   137.93%   134.57%   129.45%
 67         177.93%        161.37%   155.83%   151.36%   144.49%   139.41%   135.46%   132.29%   127.45%
 68         173.38%        157.62%   152.37%   148.12%   141.62%   136.82%   133.09%   130.10%   125.55%
 69         168.99%        154.01%   149.02%   145.00%   138.84%   134.30%   130.79%   127.97%   123.69%
 70         164.74%        150.50%   145.77%   141.96%   136.14%   131.86%   128.55%   125.89%   121.87%
 71         160.64%        147.11%   142.63%   139.02%   133.52%   129.48%   126.36%   123.87%   120.10%
 72         156.70%        143.86%   139.61%   136.20%   131.00%   127.19%   124.26%   121.91%   118.38%
 73         152.93%        140.75%   136.73%   133.50%   128.60%   125.01%   122.25%   120.05%   116.74%
 74         149.37%        137.82%   134.02%   130.96%   126.34%   122.96%   120.37%   118.31%   115.21%
 75         146.01%        135.06%   131.47%   128.59%   124.23%   121.05%   118.62%   116.69%   113.80%
 76         142.84%        132.48%   129.09%   126.37%   122.27%   119.29%   117.01%   115.21%   112.51%
 77         139.87%        130.07%   126.87%   124.31%   120.45%   117.66%   115.53%   113.84%   111.33%
 78         137.06%        127.80%   124.78%   122.38%   118.76%   116.14%   114.15%   112.58%   110.24%
 79         134.40%        125.66%   122.82%   120.56%   117.16%   114.72%   112.86%   111.40%   109.23%
 80         131.87%        123.63%   120.96%   118.84%   115.66%   113.38%   111.65%   110.29%   108.28%
 81         129.49%        121.72%   119.21%   117.22%   114.24%   112.11%   110.51%   109.24%   107.38%
 82         127.23%        119.92%   117.56%   115.69%   112.91%   110.93%   109.43%   108.26%   106.54%
 83         125.12%        118.24%   116.03%   114.28%   111.67%   109.82%   108.44%   107.35%   105.76%
 84         123.16%        116.70%   114.62%   112.98%   110.54%   108.82%   107.53%   106.53%   105.06%
 85         121.34%        115.28%   113.33%   111.79%   109.52%   107.91%   106.71%   105.78%   104.42%
 86         119.66%        113.98%   112.15%   110.72%   108.59%   107.09%   105.98%   105.11%   103.86%
 87         118.10%        112.79%   111.08%   109.74%   107.75%   106.36%   105.32%   104.52%   103.36%
 88         116.64%        111.69%   110.10%   108.85%   107.00%   105.70%   104.73%   103.99%   102.91%
 89         115.27%        110.68%   109.20%   108.03%   106.31%   105.10%   104.20%   103.51%   102.51%
 90         113.97%        109.73%   108.36%   107.27%   105.67%   104.55%   103.72%   103.07%   102.16%
 91         112.71%        108.83%   107.56%   106.56%   105.08%   104.04%   103.27%   102.68%   101.97%
 92         111.48%        107.95%   106.80%   105.88%   104.52%   103.57%   102.85%   102.31%   101.00%
 93         110.24%        107.08%   106.04%   105.21%   103.98%   103.11%   102.46%   101.97%   101.00%
 94         108.97%        106.19%   105.27%   104.53%   103.43%   102.64%   102.06%   101.00%   101.00%
 95         107.64%        105.23%   104.44%   103.80%   102.84%   102.16%   101.97%   101.00%   101.00%
 96         106.24%        104.21%   103.56%   103.01%   102.21%   101.97%   101.00%   101.00%   101.00%
 97         104.79%        103.13%   102.64%   102.17%   101.97%   101.00%   101.00%   101.00%   101.00%
 98         103.34%        102.04%   101.97%   101.97%   101.00%   101.00%   101.00%   101.00%   101.00%
 99         101.97%        101.97%   101.00%   101.00%   101.00%   101.00%   101.00%   101.00%   101.00%
 100+       101.00%        101.00%   101.00%   101.00%   101.00%   101.00%   101.00%   101.00%   101.00%

CASH VALUE ACCUMULATION TEST - UNISEX
  RISK     PREFERRED OR
 CLASS:      STANDARD        A         B         C         D         E         F         G          H
ATTAINED
  AGE:
 20         660.51%        551.81%   515.46%   485.97%   440.56%   406.80%   380.43%   359.09%   326.35%
 21         641.23%        536.78%   501.85%   473.50%   429.86%   397.39%   372.02%   351.49%   319.98%
 22         622.33%        522.00%   488.43%   461.19%   419.25%   388.04%   363.65%   343.90%   313.59%
 23         603.74%        507.36%   475.11%   448.95%   408.64%   378.66%   355.21%   336.24%   307.09%
 24         585.45%        492.88%   461.91%   436.78%   398.07%   369.26%   346.74%   328.50%   300.49%
 25         567.49%        478.59%   448.84%   424.71%   387.53%   359.86%   338.23%   320.72%   293.81%
 26         549.81%        464.44%   435.87%   412.70%   377.00%   350.43%   329.66%   312.84%   287.00%
 27         532.48%        450.50%   423.07%   400.82%   366.54%   341.04%   321.09%   304.94%   280.14%
 28         515.51%        436.78%   410.45%   389.09%   356.18%   331.69%   312.55%   297.05%   273.24%
 29         498.95%        423.35%   398.07%   377.56%   345.97%   322.46%   304.09%   289.21%   266.36%
 30         482.82%        410.24%   385.96%   366.27%   335.95%   313.39%   295.75%   281.48%   259.55%
 31         467.14%        397.44%   374.14%   355.23%   326.13%   304.48%   287.55%   273.85%   252.82%
 32         451.93%        385.01%   362.63%   344.49%   316.55%   295.78%   279.54%   266.40%   246.22%
 33         437.18%        372.92%   351.45%   334.03%   307.22%   287.28%   271.70%   259.09%   239.74%
 34         422.91%        361.22%   340.61%   323.89%   298.16%   279.03%   264.09%   251.99%   233.43%
 35         409.11%        349.88%   330.10%   314.06%   289.36%   271.01%   256.67%   245.08%   227.28%
 36         395.79%        338.93%   319.94%   304.55%   280.85%   263.25%   249.50%   238.38%   221.31%
 37         382.93%        328.35%   310.13%   295.35%   272.62%   255.74%   242.55%   231.89%   215.53%
 38         370.55%        318.17%   300.68%   286.50%   264.70%   248.50%   235.86%   225.64%   209.96%
 39         358.64%        308.36%   291.58%   277.98%   257.07%   241.54%   229.41%   219.61%   204.59%
 40         347.20%        298.94%   282.84%   269.80%   249.74%   234.85%   223.23%   213.84%   199.45%
 41         336.19%        289.89%   274.45%   261.94%   242.71%   228.43%   217.30%   208.30%   194.51%
 42         325.63%        281.21%   266.40%   254.40%   235.97%   222.28%   211.62%   203.00%   189.80%
 43         315.48%        272.87%   258.66%   247.16%   229.49%   216.38%   206.16%   197.91%   185.27%
 44         305.74%        264.86%   251.24%   240.22%   223.28%   210.73%   200.94%   193.04%   180.95%
 45         296.37%        257.16%   244.11%   233.54%   217.31%   205.29%   195.92%   188.36%   176.79%
 46         287.36%        249.77%   237.25%   227.13%   211.59%   200.07%   191.11%   183.87%   172.81%
 47         278.70%        242.66%   230.67%   220.97%   206.08%   195.06%   186.48%   179.56%   168.99%
 48         270.37%        235.82%   224.33%   215.04%   200.79%   190.24%   182.03%   175.42%   165.32%
 49         262.34%        229.23%   218.22%   209.33%   195.69%   185.59%   177.75%   171.42%   161.77%
 50         254.63%        222.89%   212.35%   203.83%   190.78%   181.13%   173.63%   167.58%   158.37%
 51         247.20%        216.79%   206.70%   198.55%   186.06%   176.83%   169.66%   163.89%   155.09%
 52         240.07%        210.94%   201.28%   193.48%   181.53%   172.71%   165.86%   160.35%   151.96%
 53         233.22%        205.32%   196.08%   188.61%   177.19%   168.76%   162.22%   156.96%   148.96%
 54         226.66%        199.95%   191.10%   183.96%   173.04%   164.99%   158.75%   153.73%   146.10%
 55         220.38%        194.81%   186.34%   179.52%   169.09%   161.40%   155.45%   150.66%   143.39%
 56         214.36%        189.89%   181.80%   175.27%   165.31%   157.98%   152.30%   147.74%   140.82%
 57         208.60%        185.18%   177.45%   171.22%   161.71%   154.71%   149.30%   144.96%   138.37%
 58         203.06%        180.66%   173.27%   167.32%   158.25%   151.58%   146.43%   142.30%   136.04%
 59         197.74%        176.32%   169.26%   163.59%   154.93%   148.58%   143.67%   139.74%   133.79%
 60         192.62%        172.15%   165.41%   159.99%   151.74%   145.69%   141.02%   137.29%   131.64%
 61         187.71%        168.14%   161.71%   156.54%   148.68%   142.92%   138.48%   134.93%   129.57%
 62         182.99%        164.30%   158.16%   153.23%   145.74%   140.26%   136.04%   132.67%   127.59%
 63         178.47%        160.62%   154.76%   150.07%   142.93%   137.72%   133.72%   130.52%   125.70%
 64         174.16%        157.12%   151.53%   147.06%   140.27%   135.32%   131.52%   128.48%   123.92%
 65         170.05%        153.78%   148.46%   144.20%   137.75%   133.05%   129.44%   126.57%   122.25%
 66         166.14%        150.62%   145.55%   141.50%   135.36%   130.90%   127.48%   124.76%   120.69%
 67         162.40%        147.60%   142.78%   138.92%   133.10%   128.87%   125.63%   123.06%   119.21%
 68         158.82%        144.72%   140.13%   136.47%   130.94%   126.94%   123.87%   121.45%   117.82%
 69         155.40%        141.96%   137.60%   134.12%   128.88%   125.09%   122.19%   119.90%   116.48%
 70         152.11%        139.32%   135.17%   131.87%   126.90%   123.31%   120.58%   118.42%   115.20%
 71         148.96%        136.78%   132.84%   129.71%   125.00%   121.61%   119.03%   117.00%   113.97%
 72         145.96%        134.37%   130.63%   127.65%   123.20%   119.99%   117.56%   115.64%   112.80%
 73         143.11%        132.08%   128.53%   125.71%   121.49%   118.46%   116.17%   114.36%   111.69%
 74         140.42%        129.93%   126.56%   123.89%   119.90%   117.03%   114.87%   113.17%   110.66%
 75         137.89%        127.93%   124.73%   122.20%   118.42%   115.72%   113.68%   112.08%   109.72%
 76         135.52%        126.05%   123.02%   120.63%   117.06%   114.51%   112.59%   111.08%   108.87%
 77         133.28%        124.30%   121.43%   119.17%   115.80%   113.39%   111.59%   110.17%   108.10%
 78         131.18%        122.66%   119.94%   117.80%   114.62%   112.36%   110.66%   109.34%   107.39%
 79         129.17%        121.10%   118.53%   116.51%   113.51%   111.39%   109.79%   108.55%   106.73%
 80         127.26%        119.61%   117.18%   115.28%   112.46%   110.46%   108.97%   107.80%   106.10%
 81         125.43%        118.19%   115.90%   114.10%   111.45%   109.57%   108.18%   107.09%   105.50%
 82         123.70%        116.85%   114.68%   112.99%   110.49%   108.73%   107.42%   106.41%   104.93%
 83         122.06%        115.59%   113.54%   111.94%   109.59%   107.94%   106.71%   105.77%   104.39%
 84         120.53%        114.41%   112.48%   110.97%   108.76%   107.21%   106.06%   105.18%   103.89%
 85         119.11%        113.33%   111.51%   110.09%   108.00%   106.55%   105.47%   104.64%   103.44%
 86         117.79%        112.34%   110.62%   109.28%   107.31%   105.95%   104.93%   104.16%   103.04%
 87         116.55%        111.43%   109.81%   108.54%   106.69%   105.40%   104.45%   103.72%   102.67%
 88         115.39%        110.58%   109.06%   107.87%   106.12%   104.91%   104.02%   103.33%   102.35%
 89         114.28%        109.79%   108.36%   107.24%   105.60%   104.46%   103.62%   102.98%   102.06%
 90         113.20%        109.03%   107.70%   106.65%   105.12%   104.05%   103.26%   102.65%   101.97%
 91         112.14%        108.30%   107.06%   106.09%   104.66%   103.65%   102.92%   102.35%   101.00%
 92         111.07%        107.57%   106.43%   105.53%   104.21%   103.28%   102.59%   102.07%   101.00%
 93         109.96%        106.82%   105.79%   104.97%   103.76%   102.90%   102.27%   101.97%   101.00%
 94         108.79%        106.02%   105.10%   104.37%   103.28%   102.51%   101.97%   101.00%   101.00%
 95         107.54%        105.14%   104.35%   103.70%   102.75%   102.07%   101.00%   101.00%   101.00%
 96         106.19%        104.16%   103.51%   102.96%   102.16%   101.97%   101.00%   101.00%   101.00%
 97         104.77%        103.11%   102.62%   102.15%   101.97%   101.00%   101.00%   101.00%   101.00%
 98         103.34%        102.03%   101.97%   101.97%   101.00%   101.00%   101.00%   101.00%   101.00%
 99         101.97%        101.97%   101.00%   101.00%   101.00%   101.00%   101.00%   101.00%   101.00%
 100+       101.00%        101.00%   101.00%   101.00%   101.00%   101.00%   101.00%   101.00%   101.00%

APPENDIX D - EXCHANGE OFFER


The Company, the Separate Account, and Princor Financial Services Corporation have received an order from the SEC permitting an offer to exchange certain outstanding flexible variable life insurance policies issued by the Company (the "PrinFlex(R) Life Policy") for the Policy described in this Prospectus (the "Executive VUL Policy"). The exchange offer is extended to owners of PrinFlex(R) Life Policies that meet all of the following criteria on the offering date: (i) are trust or corporate owned, (ii) are used in connection with nonqualified deferred compensation plans ("NQDC plans"), (iii) are not within a 61 day grace period and have not lapsed, (iv) qualify for an Executive VUL Policy under the Company's current underwriting requirements, (v) have an insurable interest and written consent from the insured employee permitting the owner to purchase the Executive VUL Policy, (vi) were not issued with guaranteed issue underwriting,
(vii) are not currently named in any filed bankruptcy or insolvency proceeding, and (viii) do not have Policy loan indebtedness. The exchange offer will remain open for at least six months. Thereafter, the Company may withdraw the exchange offer at any time; however, the Company will provide written notice to eligible owners of PrinFlex(R) Life Policies prior to closure of the exchange offer. In considering whether to accept the exchange offer, you should consult this prospectus and the prospectus for the PrinFlex(R) Life Policy since the provisions and charges differ.


Owners of the PrinFlex(R) Life Policies, who meet the criteria above, will receive a letter explaining the offer and sales literature that compares the Executive VUL Policy with the PrinFlex(R) Life Policy. The offering letter will advise the PrinFlex(R) Life Policy owner that personalized illustrations of the PrinFlex(R) Life Policy and the Executive VUL Policy using the information particular to that owner will be provided without cost. The Company neither encourages nor discourages acceptance of the exchange offer.


To effect an exchange, the Company must receive from the eligible policyowner
(1) a completed application, including a supplemental application to determine allocation of premiums, for the Executive VUL Policy, (2) a request and release for the exchange on a form supplied by the Company, (3) a consent to be insured form signed by the proposed insured, and (4) the PrinFlex(R) Life Policy to be exchanged (or, if the PrinFlex Life(R) Policy has been lost or destroyed, an indication to that effect on the request and release). The policyowner and the insured must be the same person(s) under the Executive VUL Policy as under the exchanged PrinFlex(R) Life Policy. Upon acceptance of the exchange offer, the Executive VUL Policy will be issued for the same face amount as the PrinFlex(R) Life Policy, unless required to be higher in order to comply with Section 7702 of the Internal Revenue Code. The policy value of the PrinFlex(R) Life Policy will be determined as of the date the new Executive VUL Policy becomes effective and will be transferred to the Executive VUL Policy.


No surrender charge otherwise applicable to the PrinFlex(R) Life Policy will apply in connection with the exchange, and no premium expense charge will be deducted from the policy value when it is applied to the new Executive VUL Policy as part of the exchange. All policy charges, the examination period, the incontestability and suicide provisions, policy transactions (e.g., death benefit option changes, face amount decreases, and partial surrenders) for the Executive VUL Policy will be calculated using the policy date of the Executive VUL Policy.


The risk class for the Executive VUL Policy will be the one most similar to the risk class for the PrinFlex(R) Life Policy. If the PrinFlex(R) Life Policy includes one or more face amount increases at a risk class less favorable than the risk class when the PrinFlex(R) Policy was originally issued, then the Executive VUL Policy will be issued at the risk class most similar to that for the PrinFlex(R) Life Policy as originally issued. New evidence of insurability will not be required as a condition of the exchange unless (i) the owner applies to have the insured's rating upgraded, or (ii) the owner requests a face amount increase at the time of the exchange, or (iii) the Supplemental Benefit Rider is requested. Any increase in face amount or upgrade in rating in connection with the exchange will take effect on the next monthly anniversary under the Executive VUL Policy after the new underwriting requirements have been satisfied.


Not all optional insurance benefits on the PrinFlex(R) Life Policy are available on the Executive VUL Policy (see Summary Table below). Optional insurance benefits attached to the PrinFlex(R) Life Policy that are surrendered in the exchange may be added to the Executive VUL Policy if the same benefits are also available. If there is loan indebtedness on the PrinFlex(R) Life Policy, loans must be repaid either in cash or by means of a partial surrender prior to the exchange. Whether repaid in cash or by means of a partial surrender, whatever face amount the PrinFlex(R) Life Policy has after any loan has been repaid will be the face amount used to determine the face amount of the Executive

VUL Policy. Repayment of Policy loan indebtedness by means of a partial surrender could have adverse tax consequences to the owner.


SUMMARY OF CHARGES AND FEATURES OF THE POLICIES

The charges and features of the PrinFlex(R) Life Policy and the Executive VUL Policy differ, as summarized below. There may be other differences important to you and you should carefully review the prospectuses for both policies before you decide whether to exchange your PrinFlex(R) Life Policy for an Executive VUL Policy. The Summary Table below does not include management fees and other expenses of the underlying mutual funds in which the Divisions of the Separate Account invest. Please refer to the prospectuses for both policies for information regarding these fees and expenses.

                                SUMMARY TABLE
-------------------------------------------------------------------------------
                           EXECUTIVE VUL POLICY
                        (IN STATES WHERE APPROVED,
                                    FOR
                        POLICIES WITH A POLICY DATE   PRINFLEX(R) LIFE POLICY
------------------------            OF
                         APRIL 1, 2007 AND LATER)    --------------------------
                        -----------------------------
                         Year 1 - 3.75%*
                         Years 2-5 - 7.00%*
 SALES CHARGE            Years 6-10 - 3.00%*
                         Years 11+ - 0.00%**
                                                      Years 1-10 - 2.75% of
  DEDUCTED FROM          * Assessed against           premiums paid up to the
  PREMIUMS PAID SINCE    premiums up to target        target premium and 0.75%
  ISSUE AND SINCE        premium. No sales charge     of premiums paid in
  ADJUSTMENT (FOR        on premium in excess of      excess of target premium
  PREMIUMS PAID          target premium.
  ATTRIBUTABLE TO A                                   Years 11+ - 0.00%
  FACE AMOUNT            ** Currently there is no
  INCREASE).             sales charge imposed on
                         premiums received after
                         the first ten policy
                         years. We reserve the
                         right to impose a sale
                         charge of up to a
                         guaranteed maximum of 3.0%
                         of premiums paid which are
                         less than or equal to
                         target premium.
-------------------------------------------------------------------------------
                         3.45%* of all premiums for
                         federal, state, and local
                         premium taxes                3.45% of all premiums for
 TAX CHARGE                                           federal, state, and local
                         * Currently assess 3.25%     premium taxes
                         of all premiums for
                         federal, state, and local
                         premium taxes
 MONTHLY                                              Year 1 - $25.00 per month
ADMINISTRATION CHARGE    None                         Year 2+ - $10.00 per
                                                      month
 ASSET BASED CHARGE      Deducted monthly at an       Deducted monthly at an
 (MORTALITY AND          annual rate of 0.20% of      annual rate of 0.90% of
 EXPENSE RISK CHARGE     the division values in all   the division values in
 ON PRINFLEX(R) LIFE)    years.                       years 0-9 and 0.27%
                                                      thereafter
-------------------------------------------------------------------------------
 COST OF INSURANCE       COI charges are based on
("COI") CHARGE           gender, issue age and age    Same
                         at adjustment, duration
                         since issue and since
                         adjustment, smoking
                         status, and risk class.
-------------------------------------------------------------------------------
                         Interest on policy loans     Interest on policy loans
                         in the first ten policy      in the first ten policy
                         years is charged at an       years, is charged at an
                         effective annual rate of     effective annual rate of
                         5.0% and interest on         8.0% and interest on
                         amounts in the loan          amounts in the loan
                         account accrues at an        account accrues at an
                         annual rate of 4.0%          annual rate of 6.0%.

 POLICY LOANS*           Interest on policy loans     Interest on amounts in
                         after the tenth policy       the loan account after
                         year is charged at an        the tenth Policy Year,
                         effective annual rate of     accrues at an annual rate
                         4.2%.                        of 7.75%

                         * 1.0% of loan balance for   * 2.0% of loan balance
                         first ten years and 0.20%    for first ten years and
                         after year ten (the          0.25% after year ten (the
                         difference between the       difference between the
                         interest charged on the      interest charged on the
                         loan balance and the         loan balance and the
                         interest credited to the     interest credited to the
                         loan account)                loan account)
-------------------------------------------------------------------------------
                         Allowed on or after the      Allowed on or after the
                         second policy anniversary.   second policy
                         There is no transaction      anniversary, but not more
                         fee on the first two         than two times per policy
                         partial surrenders in a      year. A transaction fee
                         Policy Year. A transaction   of the lesser of $25.00
                         fee of $25.00 is imposed     or 2% of the amount
 PARTIAL SURRENDERS      on each partial surrender    surrendered is imposed on
                         after the second in a        each partial surrender.
                         policy year.
                                                      The minimum partial
                         The minimum partial          surrender is $500 and the
                         surrender is $500 and the    maximum in any Policy
                         maximum is 90% of the net    Year is 75% of the net
                         policy value.                surrender value as of the
                                                      date of the first partial
                                                      surrender during the
                                                      policy year.
-------------------------------------------------------------------------------
                         None                         A surrender charge is
                                                      imposed upon full
                                                      surrender of the Policy
                                                      within ten years of the
                                                      policy date or of a face
                                                      amount increase.
                                                      Surrender charges have
                                                      two components (1)
                                                      contingent deferred sales
                                                      charge and (2) contingent
                                                      deferred administration
 SURRENDER CHARGES                                    charge.

                                                      The contingent deferred
                                                      sales charge is equal to
                                                      47.25% of the lesser of
                                                      (1) the sum of all
                                                      premiums paid up to date,
                                                      or (2) the target premium
                                                      times a multiplier based
                                                      on the age of the insured
                                                      and the state in which
                                                      the policy was issued.

                                                      The contingent deferred
                                                      administration charge is
                                                      $3 per $1,000 of face
                                                      amount subject to a
                                                      maximum of $1,500.
-------------------------------------------------------------------------------
                                                     .Accelerated Benefits
                                                       Rider
                                                     .
                                                       Accidental Death Benefit
                                                       Rider
                                                     .
                                                       Accounting Benefit Rider
                        . Change of Insured Rider    . Change of Insured Rider
                        .Death Benefit Guarantee     .Children Term Insurance
 OPTIONAL INSURANCE       Rider                        Rider
BENEFITS                .Enhanced Cash Surrender     . Cost of Living Rider
                          Value Rider                .Death Benefit Guarantee
                        . Extended Coverage Rider      Rider
                        .Supplemental Benefit        . Extended Coverage Rider
                          Rider                      .Extra Protection
                                                       Increase Rider
                                                     . Life Paid-Up Rider
                                                     . Salary Increase Rider
                                                     .Spouse Term Insurance
                                                       Rider
                                                     .
                                                       Waiver of Monthly Policy
                                                       Charge Rider
                                                     .Waiver of Specified
                                                       Premium Rider
-------------------------------------------------------------------------------
                                                      The Death Benefit
                         The Death Benefit            Guarantee Rider
                         Guarantee Rider guarantees   guarantees the policy
 DEATH BENEFIT           the policy will not lapse    will not lapse before the
GUARANTEE RIDER          before the insured's         later of (i) the
                         attained age 85, provided    insured's attained age 65
                         that the death benefit       or (ii) 5 years after the
                         guarantee premium            policy issue date,
                         requirement is met.          provided that the death
                                                      benefit guarantee premium
                                                      requirement is met.
-------------------------------------------------------------------------------



ADDITIONAL INFORMATION

Additional information about the Policy is available in the Statement of Additional Information dated May 1, 2007 and which is part of this prospectus.


Your questions and/or requests for a free copy of the Statement of Additional Information or a free personalized illustration should be directed to: Principal Executive Variable Universal Life, Principal Financial Group, P.O. Box 9296, Des Moines, Iowa 50306-9296, 1-800-247-9988. You may also contact us through our internet site: www.principal.com


Information about the Policy (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 202-942-8090. Reports and other information about the Policy are available on the Commission's internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, 450 Fifth Street NW, Washington, D.C. 20549-0102.

                  Principal Executive Variable Universal Life
                   Investment Company Act File No. 333-81714

                                     PART B






                      STATEMENT OF ADDITIONAL INFORMATION






                  PRINCIPAL EXECUTIVE VARIABLE UNIVERSAL LIFE






                               DATED MAY 1, 2007






The Statement of Additional Information provides information about the Principal Executive Variable Universal Life Insurance Policy sponsored by Principal Life Insurance Company through its Principal Life Insurance Company Variable Life Separate Account.





This Statement of Additional Information is not a prospectus but does provide information that supplements the Policy's Prospectus dated May 1, 2007. It should be read with that Prospectus which is available without charge. To request a copy of the Prospectus, please contact us at:





                  Principal Executive Variable Universal Life
                           Principal Financial Group
                          Des Moines, Iowa 50306-9296
                            Telephone:1-800-247-9988

                               TABLE OF CONTENTS


                                                                            Page


GENERAL INFORMATION AND HISTORY .........................................3

 THE COMPANY............................................................ 3

 PRINCIPAL LIFE INSURANCE COMPANY VARIABLE LIFE SEPARATE ACCOUNT ........ 3

SERVICE PROVIDERS.......................................................3

 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.......................... 3

 COMMISSIONS PAID TO DEALERS............................................ 3

UNDERWRITERS ............................................................3

ADDITIONAL INFORMATION ABOUT CHARGES....................................4

 SPECIAL PURCHASE PLANS ................................................. 4

UNDERWRITING PROCEDURES.................................................4

PERFORMANCE DATA ........................................................5

FINANCIAL STATEMENTS....................................................7

GENERAL INFORMATION AND HISTORY


THE COMPANY
Principal Life Insurance Company (the "Company") is the issuer of the Principal Executive Variable Universal Life Insurance Policy (the "Policy"). The Company is a stock life insurance company with its home office at: Principal Financial Group, Des Moines, Iowa 50392. It is authorized to transact life and annuity business in all states of the United States and the District of Columbia. The Company is a wholly owned indirect subsidiary of Principal Financial Group, Inc., a publicly-traded company.

In 1879, the Company was incorporated under Iowa law as a mutual assessment life insurance company named Bankers Life Association. It became a legal reserve life insurance company and changed its name to Bankers Life Company in 1911 and then to Principal Mutual Life Insurance Company in 1986. The name change to Principal Life Insurance Company and reorganization into a mutual insurance holding company structure took place in 1998, when the Company became a stock life insurance company. In 2001, the mutual insurance holding company converted to a stock company through a process called demutualization, resulting in the current organizational structure.


PRINCIPAL LIFE INSURANCE COMPANY VARIABLE LIFE SEPARATE ACCOUNT
The separate account was established under Iowa law on November 2, 1987. It was then registered as a unit investment trust with the Securities Exchange Commission. This registration does not involve Securities Exchange Commission supervision of the investments or investment policies of the separate account.

All of the units of the Separate Account are owned by the Company. Policy owners may purchase units of the divisions of the Separate Account.


SERVICE PROVIDERS


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP, 801 Grand Avenue, Des Moines, Iowa, serves as the independent registered public accounting firm for Principal Life Insurance Company Variable Life Separate Account and the Company.

UNDERWRITERS


The principal underwriter of the Policy is Princor Financial Services Corporation ("Princor") which is a wholly owned subsidiary of Principal Financial Services, Inc. and an affiliate of the Company. The address of Princor is the Principal Financial Group, 680 8th Street, Des Moines, IA 50392-0200. Princor was incorporated in Iowa in 1968 and is a securities broker-dealer registered with the Securities Exchange Commission as well as a member of the NASD. The Policies may also be sold through other broker-dealers authorized by Princor and applicable law to do so. Registered representatives of such broker-dealers may be paid on a different basis than described below.


The Policy's offering to the public is continuous. As the principal underwriter, Princor is paid for the distribution of the Policy. For the last three fiscal years Princor has received and retained the following commissions:

         2006                2005                 2004
  RECEIVED/RETAINED   RECEIVED/RETAINED    RECEIVED/RETAINED
  -----------------   -----------------    -----------------
      $XXXXXX/$0        $4,898,571/$0      $4,187,736/$0

COMMISSIONS PAID TO DEALERS
For Policies sold through Princor, commissions generally will be no more than 12% of premium received in the first policy year (or the first year following an adjustment) up to the target premium. In the second through fifth years following the policy date (or adjustment date), commissions range from 0% to 5% of premiums received. In the sixth through tenth years following the policy date (or adjustment date), commissions range from 0% to 1.5% of premiums received. In policy years after year 6, an asset based fee of 0.075% of the value in the divisions is paid.

Expense allowances may be paid to agents and brokers based on premiums received.


ADDITIONAL INFORMATION ABOUT CHARGES


SPECIAL PURCHASE PLANS
Where permitted by state law, Policies may be purchased under group or sponsored arrangements as well as on an individual basis. A group arrangement is a program under which a trustee, employer, or similar entity purchases Policies covering a group of individuals on a group basis. A sponsored arrangement is a program under which an employer permits group solicitation of its employees or an association permits group solicitation of its members for the purchase of Policies on an individual basis.

Charges and deductions may be reduced for Policies purchased under a group or sponsored arrangement including waiver of premium sales load and waiver of surrender charge. Reductions may be available to:
.. employees, officers, directors, agents, and immediate family members of the group or sponsored arrangement; and
.. employees of agents of the Company and its subsidiaries.

Reductions are made under our rules in effect on the date a Policy application is approved and are based on certain criteria (size of group, expected number of participants, anticipated premium payments, total assets under management for the group or sponsored arrangement).


Generally, the sales contacts and effort, administrative costs and mortality cost per Policy vary based on the size of the arrangement, the purpose for which the Policies are purchased, and certain characteristics of the members. The amount of the reduction and the criteria for reducing the charges and deductions reflect: a) our reduced sales effort and administrative costs; and b) the different mortality experience expected from sales to arrangements.


We may modify, on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not discriminate unfairly against any person, including the affected owners and all other Policy owners with policies funded with the Separate Account.


UNDERWRITING PROCEDURES


Guaranteed maximum cost of insurance rates are based on 1980 CSO Mortality Table (the prevailing mortality table approved by the National Association of Insurance Commissioners), age nearest birthday, with distinction for the insured's gender and smoking status. The rates will reflect the insured's risk class(es).

PERFORMANCE DATA


The Separate Account may publish advertisements containing information (including graphs, charts, tables and examples) about the performance of one or more of its divisions.


The Policy was not offered prior to May 28, 2002. The Separate Account may publish advertisements containing information about the hypothetical performance of one or more of its divisions for this Policy as if the Policy had been issued on or after the date the underlying mutual fund in which such division invests was first offered. The hypothetical performance from the date of the inception of the underlying mutual fund is derived by reducing the actual performance of the underlying mutual fund by the fees and charges of the Policy as if it had been in existence. The yield and total return figures described below vary depending upon market conditions, the composition of the underlying mutual fund's portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Separate Account performance figures to performance figures published for other products. The Separate Account may also quote rankings, yields or returns published by independent statistical services or publishers and information regarding performance of certain market indices. Any performance data quoted for the Separate Account represents historical performance and is not intended to indicate future performance.


From time to time the Principal Variable Contracts Fund, Inc. advertises its Money Market division's "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the division refers to the income generated in the division over a seven day period (the period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated during that week is assumed to be generated each week over a 52-week period and is shown as a percentage. The "effective yield" is calculated similarly but, when annualized, the income earned in the division is assumed to be reinvested. The "effective yield" is slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither yield quotation reflects a sales load deducted from purchase payments which, if included, would reduce the "yield" and "effective yield." For the period ended December 31, 2006, the 7-day annualized and effective yields were XXXX% and XXXX%, respectively.


In addition, the Separate Account advertises the "yield" for certain other divisions. The "yield" of a division is determined by annualizing the net investment income per unit for a specific, historical 30-day period and dividing the result by the ending maximum offering price of the unit for the same period. This yield quotation does not reflect a contingent deferred sales charge which, if included, would reduce the "yield." No contingent deferred sales charge is assessed on investments in the Separate Account divisions of the Policy.


The Separate Account also advertises the average annual total return of its various divisions. The average annual total return for any of the divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial premium of $1,000 to the ending redeemable policy value.


The performance information does not include any charges or fees that are deducted from your Policy. These are charges and fees such as the sales charge, charge for taxes, surrender charges, transfer fees (if any), cost of insurance charge, asset based charge, administrative charge, policy loan interest charge (if any), and charges for optional insurance benefits. Some of these charges vary depending on your age, gender, face amount, underwriting class, premiums, policy duration, and account value. All of these policy charges will have a significant impact on your Policy's value and overall performance. If these charges and fees were reflected in the performance data, performance would be lower. To see the impact of these charges and fees on your Policy's performance, you should obtain a personalized illustration based on historical underlying mutual fund performance from your financial adviser.

Following are the hypothetical average annual total returns for the periods ended December 31, 2006 assuming the Policy had been offered as of the effective dates of the underlying mutual funds in which the divisions invest:

                            EFFECTIVE                                           SINCE
       DIVISION                DATE         ONE YEAR  FIVE YEARS  TEN YEARS   INCEPTION
       --------             ---------       --------  ----------  ---------   ---------
 AIM V.I. Capital
 Appreciation           May 5, 1993           6.32%      3.86%      4.93%       8.79%
 AIM V.I. Core Equity   May 2, 1994          16.70       7.06       7.17        9.64
 AIM V.I. Dynamics      August 25, 1997      16.11       6.46                   6.13
 AIM V.I. Global
 Health Care            May 22, 1997          5.23       3.47                   8.70
 AIM V.I.
 International Growth   May 5, 1993          28.23      15.33       8.20        9.88
 AIM V.I. Mid Cap Core
 Equity                 September 10, 2001   10.98       8.80                   9.71
 AIM V.I. Small Cap
 Equity
 AIM V.I. Technology    May 21, 1997         10.48      -1.82                   3.67
 American Century VP
 Income & Growth        October 30, 1997     16.81       7.40                   7.18
 American Century VP
 International          May 2, 1994          24.74       9.85       8.09        8.02
 American Century VP
 Mid Cap Value          October 29, 2004     20.23                             19.66
 American Century VP
 Ultra                  May 1, 2001          -3.39       0.95                  -0.01
 American Century VP
 Value                  May 1, 1996          18.46       9.76      10.77       11.27
 American Century VP
 Vista                  April 29, 2005        8.88                             14.54
 Dreyfus IP Core Value  May 1, 1998          21.16       6.91                   6.53
 Dreyfus Socially
 Responsible Growth     October 7, 1993       8.96       1.23       4.66        8.10
 Dreyfus VIF
 Appreciation           April 5, 1993        16.21       4.95       7.83       10.45
 Dreyfus VIF
 Developing Leaders     August 31, 1990       3.52       5.16       6.58       19.46
 Dreyfus VIF Quality
 Bond                   August 31, 1990       3.90       4.28       5.36        6.40
 Fidelity VIP II Asset
 Manager                September 6, 1989     7.14       4.59       5.83        8.27
 Fidelity VIP II
 Contrafund             January 3, 1995      11.43      11.65      10.97       13.97
 Fidelity VIP
 Equity-Income          November 3, 1986     19.93       8.85       9.04       11.10
 Fidelity VIP Growth    October 31, 1986      6.57       1.38       6.32       10.57
 Fidelity VIP High
 Income                 October 1, 1985      11.02      10.22       3.00        4.55
 Fidelity VIP Mid Cap   December 28, 1998    12.40      15.52                  19.13
 Franklin Income
 Securities             January 24, 1989     18.24      12.36       9.65       10.59
 Franklin Mutual
 Discovery              November 8, 1996     23.05      14.54      11.80       11.83
 Franklin Mutual
 Shares Securities      November 8, 1996     18.38      10.22      10.19       10.41
 Franklin Rising
 Dividends              January 27, 1992     17.12      10.52      11.21       10.98
 Franklin Small Cap
 Value Securities       May 1, 1998          16.98      13.55                   9.06
 Franklin Templeton
 Foreign Securities
 Goldman Sachs
 Structured Small Cap
 Equity                 February 13, 1998    12.27      11.45                   7.80
 Janus Aspen Balanced   December 31, 1999    10.41       6.44                   3.61
 Janus Aspen Flexible
 Bond                   December 31, 1999     3.98       5.11                   5.57
 Janus Aspen
 Fundamental Equity     December 31, 1999     9.69       7.88                   2.39
 Janus Aspen
 International Growth   December 31, 1999    46.63      18.06                   5.68
 Janus Aspen Mid Cap
 Growth                 September 13, 1993   13.31       8.18       7.48       10.68
 Janus Aspen Worldwide
 Growth                 December 31, 1999    17.94       3.64                  -3.53
 JP Morgan Bond         January 3, 1995       4.14       4.73       5.70        6.29
 JP Morgan SmallCap     January 3, 1995      15.01      10.01       8.19       11.16
 MFS VIT Emerging
 Growth                 July 24, 1995         7.61       2.57       5.76        7.97
 MFS VIT Global Equity  May 3, 1999          24.02      12.06                   8.21
 MFS VIT MidCap Growth  May 1, 2000           2.30      -1.44                  -4.33
 MFS VIT New Discovery  May 1, 1998          12.93       2.70                   7.59
 MFS VIT Research
 International
 MFS VIT Value          January 2, 2002      20.51                              9.64
 Neuberger Berman AMT
 Fasciano               July 11, 2002         5.25                              9.54
 Neuberger Berman AMT
 Guardian               November 3, 1997     13.38       6.60                   8.90
 Neuberger Berman AMT
 Partners               March 22, 1994       12.24      10.07       8.79       11.48
 Principal VCF Bond     December 18, 1987     4.65       5.17       5.73        7.53
 Principal VCF Capital
 Value                  May 13, 1970         19.95       9.30       7.43       12.13
 Principal VCF
 Diversified
 International          May 2, 1994          27.96      16.32       8.67        9.54
 Principal VCF Equity
 Growth                 June 1, 1994          6.21       2.60       6.38       10.51
 Principal VCF
 Government & High
 Qualtiy Bond           April 9, 1987         4.23       4.06       5.71        7.14
 Principal VCF Growth   May 2, 1994           9.92       3.87       3.80        6.28
 Principal VCF
 International
 Emerging Markets
 Principal VCF
 International
 SmallCap               May 1, 1998          30.38      23.14                  15.17
 Principal VCF
 LargeCap Blend         May 1, 2002          15.82                              7.48
 Principal VCF
 LargeCap Value         May 1, 2002          21.55                             10.47
 Principal VCF MidCap   December 18, 1987    14.23      12.23      10.95       14.12
 Principal VCF MidCap
 Growth                 May 1, 1998           9.65       7.64                   3.85
 Principal VCF MidCap
 Value                  May 3, 1999          13.28      13.55                  13.60
 Principal VCF Money
 Market                 March 18, 1983        4.63       2.06       3.54        5.20
 Principal VCF
 Principal LifeTime
 2010                   August 30, 2004      12.30                             11.79
 Principal VCF
 Principal LifeTime
 2020                   August 30, 2004      15.16                             14.07
 Principal VCF
 Principal LifeTime
 2030                   August 30, 2004      14.83                             13.91
 Principal VCF
 Principal LifeTime
 2040                   August 30, 2004      15.13                             14.80
 Principal VCF
 Principal LifeTime
 2050                   August 30, 2004      15.49                             15.06
 Principal VCF
 Principal LifeTime
 Strategic Income       August 30, 2004      10.26                              9.86
 Principal VCF Real
 Estate Securities      May 1, 1998          36.61      26.08                  17.51
 Principal VCF
 Short-Term Bond        May 1, 2003           4.44                              2.26
 Principal VCF
 SmallCap               May 1, 1998          12.70       7.52                   4.67
 Principal VCF
 SmallCap Growth        May 1, 1998           8.97       0.39                   2.15
 Principal VCF
 SmallCap Value         May 1, 1998          18.64      16.31                  13.02
 Principal VCF
 Strategic Asset
 Management Balanced    June 3, 1997
 Principal VCF
 Strategic Asset
 Management
 Conservative
 Balanced               April 23, 1998
 Principal VCF
 Strategic Asset
 Management
 Conservative
 Growth                 June 3, 1997
 Principal VCF
 Strategic Asset
 Management Flexible
 Income                 September 9, 1997
 Principal VCF
 Strategic Asset
 Management Strategic
 Growth                 June 3, 1997
 Putnam VT Growth &
 Income                 February 1, 1988     15.91       6.94       7.44       11.23
 Putnam VT
 International Equity   January 2, 1997      27.72      11.99                  10.77
 Putnam VT Voyager      February 1, 1988      5.44       1.44       5.60       10.82
 Summit Russell 2000
 Small Cap Index        April 27, 2000       17.35      10.18                   7.45
 Templeton Developing
 Markets Securities     March 4, 1996        28.09      25.47       5.21        4.23
 T. Rowe Price Equity
 Income                 April 30, 2002       18.65                              9.13
 Vanguard VIF Balanced  May 23, 1991         14.96       8.96       9.80       11.04
 Vanguard VIF Equity
 Index                  April 29, 1991       15.71       6.10       8.36       10.93
 Vanguard VIF MidCap
 Index                  February 9, 1999     13.75      12.30                  12.98
 Wells Fargo Advantage
 VT Asset Allocation    April 15, 1994       12.14       6.50       7.86        9.30
 Wells Fargo Advantage
 VT Equity Income       May 6, 1996          18.55       7.17       8.30        8.73
 Wells Fargo Advantage
 VT Large Company
 Growth                 September 20, 1999    2.35       0.31                  -0.55

FINANCIAL STATEMENTS


FINANCIAL STATEMENTS WILL BE ADDEDN BY AMENDMENT






                                     PART C
                                OTHER INFORMATION

          Item 27. Exhibits

          (a)  Board Resolution of Registrant (filed 1/30/02)

          (b)  N/A

          (c1) Distribution Agreement (filed 5/24/02)
          (c2) Selling Agreement (filed 5/24/02)
          (c3) Registered Representative Agreement (filed (1/30/02)

          (d1) Form of Variable Life Contract (filed 1/30/02)
          (d2) Accelerated   Benefits   Rider  (filed   5/31/02)
          (d3) Aviation Exclusion Rider (filed 5/24/02)
          (d4) Change of Insured Rider (filed 1/30/02)
          (d5) Death Benefit Guarantee Rider (filed 1/30/02)
          (d6) Extended  Coverage Rider (filed  1/30/02)
          (d7) Hazardous Sports Exclusion Rider (filed 5/24/02)
          (d8) Supplemental Benefit Rider (filed 1/30/02)
          (d9) Enhanced Cash Surrender Value Rider (filed 1/30/02)

          (e1) Form of Application (filed 5/24/02)
          (e2) Supplemental Application (filed 5/24/02)

          (f1) Articles of Incorporation of the Depositor (filed 1/30/02)
          (f2) Bylaws of Depositor (filed 1/30/02)

          (g)  Reinsurance Contracts (filed 2/26/03)

          (h)  Participation Agreements
               (h1) AIM Variable Insurance Funds (filed 2/26/03)
               (h2) American Century Investment Management, Inc. (filed 2/26/03)
               (h3) Berger Financial Group LLC (filed 2/26/03)
               (h4) Dreyfus Investment Portfolios (filed 2/26/03)
               (h5) Variable  Insurance  Products Fund,  Fidelity  Distributors,
                    Inc. (filed 2/26/03)
               (h6) Franklin Templeton Variable Insurance Products Trust (filed
                    2/26/03)
               (h7) INVESCO Funds Group, Inc. (filed 2/26/03)
               (h8) Janus Aspen Series (filed 2/26/03)
               (h9) J.P. MORGAN SERIES TRUST II (filed 2/26/03)
               (h10) MFS VARIABLE INSURANCE TRUST (filed 2/26/03)
               (h11) Neuberger Berman Advisers Management Trust (filed 2/26/03)
               (h12) Putnam Variable Trust (filed 2/26/03)
               (h13) Vanguard Variable Insurance Fund (filed 2/26/03)
               (h14) Wells Fargo Fund Management, LLC (filed 2/26/03)
               (h15) Summit Mutual Funds, Inc. (filed 4/28/06)

          (i)  N/A

          (j)  N/A

          (k)  Opinion of Counsel (filed 5/24/02)

          (l)  Opinion and Consent of Gary Wheeler **

          (m)  Calculations **

          (n1) Consent of Ernst & Young LLP **
          (n2) Powers of Attorney (filed 2/26/03 and 4/30/05 and 4/28/06)

          (o)    Financial Statement Schedules **
                       Principal Life Insurance Company
                       Report of Independent Auditors on Schedules**
                       Schedule I - Summary of Investments - Other Than
                         Investments in Related Parties As December 31, 2005**
                       Schedule III - Supplementary Insurance Information
                         As of December 31, 2005, 2004 and 2003 and for each of the years then ended**
                       Schedule IV - Reinsurance
                         As of December 31, 2005, 2004 and 2003 and for each of the years then ended**
                       All other schedules for which provision is made in the applicable accounting regulation of the Securities and Exchange Commission are not required under the related instructions or are inapplicable and therefore have been omitted.
          (p)  N/A

          (q)  Redeemability   Exemption   (6e-2(b)(12)(ii)  or  6e-3(T)  (filed
               4/30/03)

*    Filed herein
**   to be Filed by Amendment

Item 28.  Officers and Directors of the Depositor

Principal Life Insurance Company is managed by a Board of Directors which is elected by its policyowners. The directors and executive officers of the Company, their positions with the Company, including Board Committee memberships, and their principal business address, are as follows:

DIRECTORS:
                                             Principal
 Name, Positions and Offices                 Business Address

BETSY J. BERNARD
 Director                                  40 Shalebrook Drive
 Chair, Nominating and Governance          Morristown, NJ  07960
   Committee

 JOCELYN CARTER-MILLER                     TechEdventures
 Director                                  3020 NW 33rd Avenue
 Member, Nominating and Governance         Lauderdale Lakes, FL  33311
    Committee

 GARY E. COSTLEY                           C & G Capital and Management, LLC
 Director                                  257 Barefoot Beach Boulevard
 Member, Human Resources                   Suite 404
    Committee                              Bonita Springs, FL  34134

 MICHAEL T. DAN                            The Brink's Company
 Director                                  1801 Bayberry Court
 Member, Human Resources Committee         Richmond, VA  23226

 DAVID J. DRURY                            4633 156th Street
 Director                                  Urbandale, IA  50323
 Member, Executive Committee

 C. DANIEL GELATT, JR.                     NMT Corporation
 Director                                  2004 Kramer Street
 Member, Executive Committee               La Crosse, WI 54603
   Member, Human Resources
   Committee

 J. BARRY GRISWELL                         The Principal Financial Group
 Director                                  Des Moines, IA 50392
 Chairman of the Board and
   Chair, Executive Committee
 Principal Life: Chairman and
   Chief Executive Officer


 SANDRA L. HELTON
 Director                                  1040 North Lake Shore Drive #26A
 Member, Audit Committee                   Chicago, IL  60611


 WILLIAM T. KERR                           Meredith Corporation
 Director                                  1716 Locust St.
 Member, Executive Committee               Des Moines, IA  50309-3023
   and Chair, Human Resources
   Committee

 RICHARD L. KEYSER                         W.W. Grainger, Inc.
 Director                                  100 Grainger Parkway
 Member, Nominating and Governance         Lake Forest, IL  60045-5201
   Committee


 ARJUN K. MATHRANI                         176 East 71st Street, Apt. 9-F
 Director                                  New York, NY  10021
 Member, Audit Committee


 ELIZABETH E. TALLETT                      Hunter Partners, LLC
 Director                                  48 Federal Twist Road
 Chair, Audit Committee                    Stockton, NJ  08559
 Member, Executive Committee


 THERESE M. VAUGHAN                        Drake University
 Director                                  2507 University Avenue
 Member, Audit Committee                   Des Moines, Iowa 50311


 LARRY D. ZIMPLEMAN                        The Principal Financial Group
 Director                                  Des Moines, IA  50392
 Principal Life:  President and
    Chief Operating Officer


EXECUTIVE OFFICERS (OTHER THAN DIRECTORS):

  JOHN EDWARD ASCHENBRENNER    President, Insurance and Financial Services
  RONALD L. DANILSON           Senior Vice President Retirement and Investor Services
  JAMES DAVID DEVRIES          Senior Vice President Human Resources
  RALPH CRAIG EUCHER           Senior Vice President Retirement and Investor Services
  NORA MARY EVERETT            Senior Vice President and Deputy General Counsel
  MICHAEL HARRY GERSIE         Executive Vice President and Chief Financial Officer
  THOMAS JOHN GRAF             Senior Vice President Investor Relations
  JOYCE NIXSON HOFFMAN         Senior Vice President and Corporate Secretary
  DANIEL JOSEPH HOUSTON        Executive Vice President Retirement and Investor Services
  CAREY GRANT JURY             Senior Vice President Health
  ELLEN ZISLIN LAMALE          Senior Vice President and Chief Actuary
  JULIA MARIE LAWLER           Senior Vice President and Chief Investment Officer
  JAMES PATRICK MCCAUGHAN      President, Global Asset Management
  TIMOTHY JON MINARD           Senior Vice President Retirement Distribution
  MARY AGNES O'KEEFE           Senior Vice President and Chief Marketing Officer
  GARY PAUL SCHOLTEN           Senior Vice President and Chief Information Officer
  KAREN ELIZABETH SHAFF        Executive Vice President and General Counsel
  MARGARET WOLIN SKINNER       Senior Vice President Life & Health Distribution
  NORMAN RAUL SORENSEN         Senior Vice President International Asset Accumulation
  DEANNA DAWNETTE STRABLE      Senior Vice President Individual Life and Specialty Benefits

Item 29.  Persons Controlled by or Under Common Control with Registrant

          Principal   Financial   Services,   Inc.  (an  Iowa   corporation)  an
          intermediate holding company organized pursuant to Section 512A.14 of the Iowa Code.

          Subsidiaries   wholly-owned  by  Principal   Financial  Services, Inc.

          a. Princor Financial Services Corporation (an Iowa Corporation) a registered broker-dealer.

          b.   PFG DO Brasil LTDA (Brazil) a Brazilian holding company.

          c. Principal International, Inc. (an Iowa Corporation) a company engaged in international business development.

          d. JF Molloy & Associates, Inc. (an Indiana Corporation) A third party administrator for group medical coverage.

          e. Molloy Medical Management Company, Inc. (an Indiana Corporation) a company that provides medical calins-related services to JF Molloy & Associates, Inc.

          f. Molloy Wellness Company (an Indiana Corporation) a company that provides health and wellness-related services.

          g. Principal Health Insurance Company (Iowa) a stock life insurance company engaged in the business of health insurance.

          h. Principal Global Investors Holding Company, Inc. (Delaware) a holding company.

          i. ING/Principal Pensions Co., Ltd. (Japan) a Japanese pension company.

          j. Principal Financial Group (Mauritius) Ltd. a Mauritius holding company.

          k. Principal Life Insurance Company (an Iowa corporation) a stock life insurance company engaged in the business of insurance and retirement services.

          l. Principal Financial Services (Australia), Inc. an Iowa holding company.

          m. Principal Investors Corporation (New Jersey) a general business corporation that holds investments.

          n. Principal International Holding Company, LLC a Delaware limited liability company that serves as a downstream holding company for Principal Financial Services, Inc.

          o.   Principal International de Chile, S.A. (Chile) a holding company.

          Subsidiary wholly-owned by Princor Financial Services Corporation:

          a.   Principal   Management   Corporation  (an  Iowa   Corporation)  a
               registered investment advisor.

          Subsidiary 42% owned by PFG DO Brasil LTDA

          a.   Brasilprev    Seguros E Previdencia  S.A. (Brazil)  a   pension
               fund company.

          Subsidiaries wholly-owned by Principal International, Inc.:

          a.   Zao Principal International (a Russia Corporation) inactive.

          b. Principal Asset Management Company (Asia) Ltd. (Hong Kong) an asset management company.

          c. Principal Insurance Company (Hong Kong) Limited a Hong Kong company that sells insurance and pension products.

          d. Principal International (Asia) Limited (Hong Kong) a corporation operating as a regional headquarters for Asia.

          e.   Principal Trust Company(Asia) Limited (Hong Kong) a trust company

          f. Principal Mexico Compania de Seguros, S.A. de C.V. (Mexico) a life insurance company.

          g.   Principal Pensiones, S.A. de C.V. (Mexico) a pension company.

          h.   Principal Afore, S.A. de C.V. (Mexico), a pension company.

          i.   Principal  Mexico  Servicios,  S.A.  de C.V.  (Mexico)  a company
               established   to  be  the   employer  of  Mexico   administration
               employees.

          j. Distribuidora Principal Mexico, S.A. de C.V. (Mexico) a company established to be the employer of Mexico sales employees.

          k. Principal Genera, S.A. De C.V., Operadora De Fondos De Inversion (Mexico) a mutual fund company.

          l.   Principal   Consulting   (India)   Private   Limited   (an  India
               corporation) an India consulting company.

          Subsidiaries 88% owned by Principal International, Inc.:

          a. Principal Insurance Company (Hong Kong) Limited (a Hong Kong Corporation) a company that sells insurance and pension products.

          Subsidiaries wholly-owned by Principal Global Investors Holding Company, Inc.

          a. Principal Global Investors (Ireland) Limited an Ireland company that engages in funds management.

          b. Principal Global Investors (Europe) Limited a United Kingdom company that engages in European representation and distribution of the Principal Investments Funds.

          c. Principal Global Investors (Singapore) Limited (a Singapore corporation) a company engaging in funds management.

          Subsidiaries  wholly-owned by Principal  Financial  Group  (Mauritius)
          Ltd.

          a. Principal Asset Management Company Private Limited (India) an India asset management company.

          b. Principal Trustee Company Private Limited (India) a trustee for mutual funds.

          c.   PNB Principal Financial Planners Private Limited

          Subsidiaries  organized and  wholly-owned  by Principal Life Insurance
          Company:

          a. InSource Group, LLC (Delaware) a limited liability company engaged in marketing products for the Principal Financial Group, Inc.

          b.   Principal Real Estate Fund Investors, LLC


          c.   Principal  Global  Investors,  LLC  (a  Delaware  Corporation)  a
               limited liability company that provides private mortgage, real estate & fixed-income securities services to institutional clients.

          d. Principal Development Investors, LLC (a Delaware Corporation) a limited liability company engaged in acquiring and improving real property through development and redevelopment.

          e. Principal Net Lease Investors, LLC (a Delaware Corporation) a limited liability company which operates as a buyer and seller of net leased investments.

          f. Principal Holding Company (an Iowa Corporation) a downstream holding company for Principal Life Insurance Company.

          g. Executive Benefit Services, Inc. (North Carolina) a corporation which engages in marketing, sales and administration of executive benefit services.

          h.   BCI Group, LLC (Delaware) a limited liability company.

         Principal Life Insurance Company sponsored the organization of the following mutual funds, some of which it controls by virtue of owning voting securities

               Principal Investors Fund, Inc.(a Maryland Corporation),
               0.13% of shares outstanding of the Bond & Mortgage Securitites Fund,
               0.00% of shares outstanding of the Disciplined LargeCap Blend
               Fund,
               5.48% of shares outstanding of the Diversified International
               Fund,
               0.00% of shares outstanding of the Equity Income Fund,
               0.00% of shares outstanding of the Government & High Quality
               Bond Fund,
               0.00%   of   shares    outstanding    of   the   High    Quality
               Intermediate-Term Bond Fund,
               0.00% of shares outstanding of the High Yield Fund, 0.00% of shares outstanding of the Inflation Protection Fund, 0.00% of shares outstanding of the International Emerging Markets Fund,
               0.00% of shares outstanding of the International Growth Fund, 6.52% of shares outstanding of the LargeCap Growth Fund, 0.00% of shares outstanding of the LargeCap S&P 500 Index Fund, 10.66% of shares outstanding of the LargeCap Value Fund, 0.00% of shares outstanding of the MidCap Blend Fund, 0.10% of shares outstanding of the MidCap Growth Fund, 0.00% of shares outstanding of the MidCap S&P 400 Index Fund, 0.01% of shares outstanding of the MidCap Value Fund, 3.39% of shares outstanding of the Money Market Fund, 29.84% of shares outstanding of the Partners Global Equity Fund, 0.00% of shares outstanding of the Partners International Fund, 0.00% of shares outstanding of the Partners LargeCap Blend Fund, 0.00% of shares outstanding of the Partners LargeCap Blend
               Fund I,
               0.03% of shares outstanding of the Partners LargeCap Growth
               Fund,
               0.00% of shares outstanding of the Partners LargeCap Growth Fund
               I,
               0.00% of shares outstanding of the Partners LargeCap Growth Fund II,
               0.00% of shares outstanding of the Partners LargeCap Value Fund, 0.00% of shares outstanding of the Partners LargeCap Value
               Fund I,
               0.00% of shares outstanding of the Partners LargeCap Value
               Fund II,
               0.00% of shares outstanding of the Partners MidCap Growth Fund, 0.00% of shares outstanding of the Partners MidCap Growth Fund I, 0.00% of shares outstanding of the Partners MidCap Growth
               Fund II,
               0.00% of shares outstanding of the Partners MidCap Value Fund, 0.00% of shares outstanding of the Partners MidCap Value Fund
               I,
               0.00% of shares outstanding of the Partners SmallCap Blend Fund, 0.00% of shares outstanding of the Partners SmallCap Growth Fund I,
               0.00% of shares outstanding of the Partners SmallCap Growth Fund II,
               0.00% of shares outstanding of the Partners SmallCap Growth Fund III,
               0.00% of shares outstanding of the Partners SmallCap Value Fund, 0.00% of shares outstanding of the Partners SmallCap Value Fund I,
               0.00% of shares outstanding of the Partners SmallCap Value Fund
               II,
               0.01% of shares outstanding of the Preferred Securities Fund, 0.00% of shares outstanding of the Principal LifeTime 2010 Fund, 0.00% of shares outstanding of the Principal LifeTime 2020 Fund, 0.00% of shares outstanding of the Principal LifeTime 2030 Fund, 0.00% of shares outstanding of the Principal LifeTime 2040 Fund, 0.00% of shares outstanding of the Principal LifeTime 2050 Fund, 0.00% of shares outstanding of the Principal LifeTime Strategic Income Fund,
               0.00% of shares outstanding of the Real Estate Securities Fund, 1.52% of shares outstanding of the Short Term Bond Fund, 10.99% of shares outstanding of the SmallCap Blend Fund, 0.02% of shares outstanding of the SmallCap Growth Fund, 0.00% of shares outstanding of the SmallCap S&P 600 Index Fund, 0.00% of shares outstanding of the SmallCap Value Fund, 0.00% of shares outstanding of the Tax-Exempt Bond Fund, 0.01% of shares outstanding of the Ultra Short Bond Fund, were owned by Principal Life Insurance Company (including subsidiaries and affiliates) on December 21, 2006.

               Principal Variable Contracts Fund, Inc. (a Maryland Corporation) 100% of shares outstanding of the following Accounts owned by Principal Life Insurance Company and its Separate Accounts on December 21, 2006: Asset Allocation, Balanced, Bond, Capital Value, Equity Growth, Equity Income, Equity Value, Government & High Quality Bond, Growth, Diversified International , International Emerging Markets, International SmallCap, LargeCap Blend, LargeCap Growth Equity, LargeCap Stock Index, LargeCap
               Value, MidCap, MidCap Growth, MidCap Value, Money Market, Principal LifeTime 2010, Principal LifeTime 2020, Principal LifeTime 2030, Principal LifeTime 2040, Principal LifeTime 2050, Principal LifeTime Strategic Income, Real Estate Securities, Short-Term Bond, SmallCap, SmallCap Growth and SmallCap Value.


          Subsidiary wholly-owned by Principal Financial Services (Australia),
          Inc.:

          a.   Principal  Global  Investors   (Australia)  Service  Company  Pty
               Limited a company established to be the employer of Australian employees.

          b. Principal Capital Global Investors Limited (Australia) An SEC registered investment advisor which manages international funds (non-Australian) residents).

          c. Principal Financial Group Australia Pty Ltd. an Australian holding company.

          Subsidiary wholly-owned by Principal International de Chile, S.A.:

          a. Principal Compania de Seguros de Vida Chile S.A. (Chile) life insurance company.

          Subsidiary wholly-owned by Principal Asset Management Company (Asia) Limited (Hong Kong):

          a.   Principal Fund Management (Hong Kong) Limited

          Subsidiary wholly-owned by Principal International (Asia) Limited (Hong Kong):

          a. Principal Global Investors (Asia) Limited a Hong Kong company that provides sales, marketing and client services support for Principal Capital management funds and institutional investors.

          b. Principal Nominee Company (Hong Kong) Limited a Hong Kong company that provides nominee services and administration to Hong Kong clients.

          Subsidiary wholly-owned by Principal Afore, S.A. de C.V. (Mexico):

          a. Principal Siefore, S.A. de C.V. (Mexico) an investment fund company.

          Subsidiaries wholly-owned by Principal Global Investors, LLC:

          a. Principal Global Columbus Circle, LLC (a Delaware Corporation) a limited liability company serving as a holding company.

          b. Post Advisory Group, LLC (Delaware) a limited liability company whose role is an asset management firm that specializes in high yield fixed-income investments.

          c. Principal Enterprise Capital, LLC (a Delaware Corporation) a limited liability company involved in the management of investments in real estate operating companies on behalf of institutional investors.

          d.   Principal Commercial  Acceptance,  LLC (a Delaware Corporation) a
               limited   liability   company   involved  in  the  management  of
               commercial real estate mortgage loans.

          e. Principal Real Estate Investors, LLC (a Delaware Corporation) a limited liability company involved as a registered investment advisor focusing on the management of commercial real estate investments on behalf of institutional investors.

          f. Principal Commercial Funding, LLC (a Delaware Corporation) a limited liability company engaged in the business of issuing commercial mortgage-backed securities.

          g. Principal Capital Futures Trading Advisor, LLC a Delaware limited liability company which is a commodities trading advisor.

          h.   Principal  Global Investors Trust (Delaware) a business trust and
               private   investment  company  offering   non-registered   units,
               initially, to tax-exempt entities.

          i. Spectrum Asset Management, Inc. (Connecticut) A corporation specializing in all aspects of the preferred market including portfolio management, risk management and trading.

          Subsidiaries wholly-owned by Principal Holding Company:

          a. Principal Generation Plant, LLC a Delaware limited liability company that sells excess power.

          b. Principal Bank (a Federal Corporation) a Federally chartered direct delivery savings bank.

          c.   Patrician   Associates,   Inc.  (a  California   Corporation)   a
               corporation   that   engages  in  real   estate   joint   venture
               transactions with developers.

          d.   Petula  Associates,  Ltd.  (an Iowa  Corporation) a
               corporation   that   engages  in  real   estate   joint   venture
               transactions with developers.

          e.   Equity  FC,  Ltd.   (an  Iowa   Corporation)   general   business
               corporation which engages in commercial invsetment transactions.

          f. Principal Asset Markets, Inc. (an Iowa Corporation) a corporation which is currently inactive.

          g. HealthRisk Resource Group, Inc. (an Iowa Corporation) a general business coropration engaged in providing managed care expertise and administrative services to provider organizations involved in risk-assuming contracts for helth care ervices.

          h. Preferred Product Network, Inc. (a Delaware corporation) an insurance broker which markets selected products manufactured outside the Principal Financial Group.

          i. Principal Health Care, Inc. (an Iowa Corporation) a managed care company.

          j. Dental-Net, Inc. (an Arizona Corporation) a managed dental care services organization. HMO and dental group practice.

          k. Principal Financial Advisors, Inc. (an Iowa Corporation) a registered investment advisor offering asset allocation services for pension plans.

          l. Delaware Charter Guarantee & Trust Company, d/b/a Trustar Retirement Services (a Delaware Corporation) a corporation that acts as a trustee through which individuals may direct the ivnestments of their IRA, HR-10 and 401(k) plan accounts, and also provides such prototype plans and record keeping services.

          m. Principal Services Trust Company (an Illinois Corporation) a company which is a provider of financial retirement products.

          n. Professional Pensions, Inc. (a Connecticut Corporation) a corporation engaged in sales, marketing and administration of group insurance plans and third-party administrator for defined contribution plans.

          Subsidiary wholly-owned by Petula Associates, Ltd.

          a. Petula Prolix Development Company (Iowa) a general business corporation involved in joint real estate ventures.

          Subsidiaries wholly-owned by Dental-Net, Inc.

          a. Employers Dental Services, Inc. (an Arizona corporation) a prepaid dental plan organization.

          Subsidiaries wholly-owned by Professional Pensions, Inc.:

          a. Benefit Fiduciary Corporation (a Rhode Island corporation) serves as a corporate trustee for retirement trusts.

          b. Boston Insurance Trust, Inc. (a Rhode Island corporation) a corporation which serves as a corporate trustee for retirement trusts.

          Subsidiaries wholly-owned by Principal Global Investors (Australia) Service Company Pty Ltd.:

          a.   Principal   Global  Investors   (Australia)   Limited  a  company
               established to hold the responsible entity license regarding non-property business.

          b. Principal Real Estate Investors (Australia) Limited a company established to hold the responsible entity license regarding property business.

          Subsidiary  wholly-owned  by Principal  Financial  Group Australia Pty
          Ltd.

          a. Principal Investments (Australia) Limited a Delaware holding company.

          Subsidiaries owned by Principal Compania de Seguros de Vida Chile S.A. (Chile):

          a. Principal Tanner Administradora General De Fondos Mutuos S.A. (Chile) a corporation organized for the administration of various funds.

          b. Principal Creditos Hipotecarios, S.A. (Chile) a residential mortgage company.

          Subsidiary  wholly-owned by Principal Investments (Australia) Limited:

          a.   Principal   Australia   (Holdings)  Pty  Limited   (Australia)  a
               commercial and investment banking and asset management company.


Item 30.  Indemnification

               None

Item 31.       Principal Underwriters

(a) Princor Financial Services Corporation, principal underwriter for Registrant, acts as principal underwriter for, Principal Investors Fund, Inc., Principal Variable Contracts Fund, Inc. and for variable annuity contracts participating in Principal Life Insurance Company Separate Account B, a registered unit investment trust, and for variable life insurance contracts issued by Principal Life Insurance Company Variable Life Separate Account, a registered unit investment trust.

  (b)      (1)                         (2)
                                       Positions
                                       and offices
  Name and principal                   with principal
  business address                     underwriter

     Lindsay L. Amadeo                Director - Marketing
     The Principal                    Communications
     Financial Group
     Des Moines, IA 50392

     John E. Aschenbrenner            Director
     The Principal
     Financial Group
     Des Moines, IA 50392

     Patricia A. Barry                Assistant Corporate Secretary
     The Principal
     Financial Group
     Des Moines, IA 50392

     Craig L. Bassett                 Treasurer
     The Principal
     Financial Group
     Des Moines, IA 50392

     Michael J. Beer                  Director and President
     The Principal
     Financial Group
     Des Moines, IA  50392

     Lisa Bertholf                  Director - Marketing
     The Principal
     Financial Group
     Des Moines, IA  50392

     David J. Brown                   Senior Vice President
     The Principal
     Financial Group
     Des Moines, IA 50392

     Jill R. Brown                    Senior Vice President and
     The Principal                    Chief Financial Officer
     Financial Group
     Des Moines, IA 50392

     Bret J. Bussanmas                Vice President - Distribution
     The Principal
     Financial Group
     Des Moines, IA  50392

     P. Scott Cawley                  Product Marketing Officer
     The Principal
     Financial Group
     Des Moines, IA  50392

     Ralph C. Eucher                  Director, Chief Executive Officer
     The Principal
     Financial Group
     Des Moines, IA  50392

     Michael P. Finnegan              Senior Vice President -
     The Principal                    Investment Services
     Financial Group
     Des Moines, IA  50392

     Stephen G. Gallaher              Second Vice President and
     The Principal                    Counsel
     Financial Group
     Des Moines, IA  50392

     Ernest H. Gillum                 Vice President
     The Principal
     Financial Group
     Des Moines, IA 50392

     Robyn Hinders                    Director - Mutual Fund Operations
     The Principal
     Financial Group
     Des Moines, IA 50392

     Joyce N. Hoffman                 Sr. Vice President and
     The Principal                    Corporate Secretary
     Financial Group
     Des Moines, IA 50392

     Patrick A. Kirchner              Counsel
     The Principal
     Financial Group
     Des Moines, IA 50392

     Peter R. Kornweiss               Vice President
     The Principal
     Financial Group
     Des Moines, IA 50392

     Julie LeClere                    Director - Marketing and Recruiting
     The Principal
     Financial Group
     Des Moines, IA 50392

     Sarah J. Pitts                   Counsel
     The Principal
     Financial Group
     Des Moines, IA 50392

     Martin R. Richardson             Vice President -
     The Principal                    Broker Dealer Operations
     Financial Group
     Des Moines, IA 50392

     Michael D. Roughton              Senior Vice President and Counsel
     The Principal
     Financial Group
     Des Moines, IA 50392

     James F. Sager                   Vice President
     The Principal
     Financial Group
     Des Moines, IA 50392

     Minoo Spellerberg                Vice President and
     The Principal                    Chief Compliance Officer
     Financial Group
     Des Moines, IA  50392

     Mark A. Stark                    Vice President -
     The Principal                    Investor Services
     Financial Group
     Des Moines, IA  50392

     Larry D. Zimpleman               Chairman of the Board and
     The Principal                    Director
     Financial Group
     Des Moines, IA  50392



           (c)        (1)                       (2)

                                      Net Underwriting
            Name of Principal           Discounts and
               Underwriter               Commissions

       Princor Financial                 $19,628,074.20
       Services Corporation

              (3)                       (4)                 (5)

         Compensation on            Brokerage
        Events Occasioning          Commissions         Compensation
        the Deduction of a
        Deferred Sales Load

                0                       0                    0

Item 32.  Location of Accounts and Records

          All accounts, books or other documents of the Registrant are located at the offices of the Depositor, The Principal Financial Group, Des Moines, Iowa 50392.

Item 33.  Management Services

          Inapplicable

Item 34.  Fee Representation

          Principal Life Insurance Company represents the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Principal Life Insurance Company Variable Life Separate Account, has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereto duly authorized, and its seal to be hereunto affixed and attested, in the City of Des Moines and State of Iowa, on the 27th day of April, 2006.

                         PRINCIPAL LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT

                                 (Registrant)

                                   /s/ J. Barry Griswell
                         By ______________________________________________
                              J. Barry Griswell
                              Chairman, President and Chief Executive Officer


                         By  PRINCIPAL LIFE INSURANCE COMPANY

                                 (Depositor)

                                   /s/ J. Barry Griswell
                         By ______________________________________________
                              J. Barry Griswell
                              Chairman, President and Chief Executive Officer

Attest:

/s/ Joyce N. Hoffman
-----------------------------------
Joyce N. Hoffman
Senior Vice President and
  Corporate Secretary

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature                          Title                           Date

/s/ J. B. Griswell             President, Chairman and         03/02/2007
--------------------           Chief Executive Officer
J. B. Griswell


/s/ G. B. Elming               Vice President and              03/02/2007
--------------------           Controller (Principal
G. B. Elming                   Accounting Officer)



/s/ M. H. Gersie               Executive Vice President        03/02/2007
--------------------           and Chief Financial Officer
M. H. Gersie                   (Principal Financial
                               Officer)


  (B. J. Bernard)*             Director                        03/02/2007
--------------------
B. J. Bernard


  (J. Carter-Miller)*          Director                        03/02/2007
--------------------
J. Carter-Miller


  (G. E. Costley)*             Director                        03/02/2007
--------------------
G. E. Costley


  (M. T. Dan)*                 Director                        03/02/2007
--------------------
M. T. Dan


  (D. J. Drury)*               Director                        03/02/2007
--------------------
D. J. Drury


  (C. D. Gelatt, Jr.)*         Director                        03/02/2007
--------------------
C. D. Gelatt, Jr.


  (S. L. Helton)*              Director                        03/02/2007
--------------------
S. L. Helton


  (W. T. Kerr)*                Director                        03/02/2007
--------------------
W. T. Kerr


  (R. L. Keyser)*              Director                        03/02/2007
--------------------
R. L. Keyser


  (A. K. Mathrani)*            Director                        03/02/2007
--------------------
A. K. Mathrani


  (E. E. Tallett)*             Director                        03/02/2007
--------------------
E. E. Tallett


  (T. M. Vaughan)*             Director                        03/02/2007
--------------------
T. M. Vaughan


  (L. D. Zimpleman)*           Director                        03/02/2007
--------------------
L. D. Zimpleman


                          *By    /s/ J. Barry Griswell
                                 ------------------------------------
                                 J. Barry Griswell
                                 Chairman, President and Chief Executive Officer

                                 Pursuant to Powers of Attorney
                                 Previously Filed or Included